UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07751

Nuveen Multistate Trust IV

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Jessica R. Droeger

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

NUVEEN INVESTMENTS MUTUAL FUNDS

Semiannual Report dated November 30, 2006	Dependable, tax-free income because it’s not what you earn, it’s what you keep.®

Nuveen Investments

Municipal Bond Funds

Nuveen Kansas Municipal Bond Fund

Nuveen Kentucky Municipal Bond Fund

Nuveen Michigan Municipal Bond Fund

Nuveen Missouri Municipal Bond Fund

Nuveen Ohio Municipal Bond Fund

Nuveen Wisconsin Municipal Bond Fund

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Must be preceded by or accompanied by a prospectus.	NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

“ But one thing we do know is that a well-balanced portfolio – often including municipal bonds – can provide diversification that can reduce overall investment risk.”

Dear Shareholder,

Once again, I am pleased to report that during the six-month period covered by this report your Fund provided tax-free income and solid performance from a carefully selected portfolio of municipal bonds. Detailed information on your Fund’s performance can be found in the Portfolio Managers’ Comments and Fund Spotlight sections of this report.

As we begin a new year, no one knows for certain what the future will bring. But one thing we do know is that a well-balanced portfolio – often including municipal bonds – can provide diversification that can reduce overall investment risk. To learn more about the potential benefits of portfolio diversification, we encourage you to consult a trusted financial advisor. He or she should be able to help you understand how a municipal bond investment like your Nuveen Fund can be an important building block in a portfolio crafted to perform well through a variety of market conditions.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Timothy R. Schwertfeger

Chairman of the Board

January 15, 2007

Semiannual Report    Page 1

Portfolio Managers’ Comments

Portfolio managers Scott Romans and Cathryn Steeves examine key investment strategies and the performance of the Nuveen Kansas, Kentucky, Michigan, Missouri, Ohio and Wisconsin Municipal Bond Funds. Scott, who has 6 years of investment experience, began managing the Kansas, Missouri and Wisconsin Funds in 2003. Cathryn has 10 years of investment experience and began managing the Kentucky and Ohio Funds in 2004, and the Michigan Fund in 2005.

How did the Funds perform during the six months ended November 30, 2006?

The nearby table provides total return performance information for the six Funds discussed in this report for the six-month, one-year, five-year, and ten-year periods ended November 30, 2006. Each Fund’s performance is compared with the national Lehman Brothers Municipal Bond Index, as well as with its Lipper peer fund category average. The factors determining the performance of each Fund are discussed later in the report.

For the six-month period ended November 30, 2006, the total returns on net asset value for all six Funds’ Class A shares outperformed their respective Lipper peer group averages. The Michigan, Missouri and Wisconsin Funds performed in line with the Lehman Brothers index, while the Kansas, Kentucky and Ohio Funds underperformed the national benchmark. Although we believe that comparing the performance of single state Funds with that of a national municipal index may offer some insights into how the Funds performed relative to the general municipal market, we also think that closely comparing the results of state Funds with a national average can be a bit misleading since most of the national index’s results come from the performance of out-of-state bonds.

What strategies were used to manage the Funds during the period? How did these strategies influence performance?

With the economy slowing down and inflation seemingly in check – two often-favorable characteristics for fixed-income securities – the six-month period covered by this report presented a generally positive environment for the municipal bond market and the Funds. Longer-term municipal bonds did especially well, as their yields tended to fall (and their prices tended to rise) more than their shorter-term counterparts. Another significant trend was the continued relatively strong performance of lower-rated bonds, which benefited as investor demand for these generally higher-yielding bonds remained firm.

Although we managed each of the six Funds discussed in this report with similar overall strategies, there were some differences in how each Fund’s portfolio was structured and the individual market conditions that prevailed in each state. Below we provide more specific information about the performance and management of each Fund.

Nuveen Kansas Municipal Bond Fund

Over this six-month period, we worked carefully to manage the portfolio’s overall position on the yield curve. In the current environment, this led us to investing in bonds with relatively long durations (the longer a bond’s duration, the more its price will fluctuate as interest rates change). This contributed positively to the Fund’s performance over this period as longer-term bonds generally did better than shorter-term bonds.

In a market environment in which many lower-rated bonds outperformed higher-rated securities, the Fund’s performance over the six-month period also was helped by its holdings of A-rated bonds – although that performance was offset to some degree by the relatively short durations of a number of these securities. The Fund’s small allocation to

The views expressed reflect those of the portfolio manager and are subject to change at any time, based on market and other conditions.

Semiannual Report    Page 2

Class A Shares—

Total Returns as of 11/30/06

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Nuveen Kansas Municipal Bond Fund
A Shares at NAV	3.96%	5.32%	5.06%	5.13%
A Shares at Offer	-0.45%	0.88%	4.16%	4.67%
Lipper Kansas Municipal Debt Funds Category Average[1]	3.80%	5.35%	4.30%	4.51%
Lehman Brothers Municipal Bond Index[2]	4.53%	6.12%	5.40%	5.75%

Nuveen Kentucky Municipal Bond Fund
A Shares at NAV	4.31%	5.78%	5.29%	5.11%
A Shares at Offer	-0.07%	1.29%	4.39%	4.66%
Lipper Kentucky Municipal Debt Funds Category Average[1]	3.75%	4.98%	4.31%	4.69%
Lehman Brothers Municipal Bond Index[2]	4.53%	6.12%	5.40%	5.75%

Nuveen Michigan Municipal Bond Fund
A Shares at NAV	4.56%	6.10%	5.23%	5.21%
A Shares at Offer	0.18%	1.65%	4.33%	4.76%
Lipper Michigan Municipal Debt Funds Category Average[1]	3.94%	5.19%	4.45%	4.76%
Lehman Brothers Municipal Bond Index[2]	4.53%	6.12%	5.40%	5.75%

Nuveen Missouri Municipal Bond Fund
A Shares at NAV	4.55%	6.14%	5.31%	5.25%
A Shares at Offer	0.17%	1.72%	4.40%	4.80%
Lipper Missouri Municipal Debt Funds Category Average[1]	4.25%	5.61%	4.73%	4.99%
Lehman Brothers Municipal Bond Index[2]	4.53%	6.12%	5.40%	5.75%

Nuveen Ohio Municipal Bond Fund
A Shares at NAV	4.34%	5.73%	5.26%	5.03%
A Shares at Offer	-0.01%	1.29%	4.36%	4.57%
Lipper Ohio Municipal Debt Funds Category Average[1]	3.96%	5.15%	4.38%	4.68%
Lehman Brothers Municipal Bond Index[2]	4.53%	6.12%	5.40%	5.75%

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year

Nuveen Wisconsin Municipal Bond Fund
A Shares at NAV	4.60%	5.79%	4.96%	5.12%
A Shares at Offer	0.18%	1.38%	4.07%	4.67%
Lipper Other States Municipal Debt Funds Category Average[1]	3.96%	5.56%	4.30%	4.64%
Lehman Brothers Municipal Bond Index[2]	4.53%	6.12%	5.40%	5.75%

Returns quoted represent past performance, which is no guarantee of future results. Returns less than one year are cumulative. Returns at NAV would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Class A shares have a 4.2 percent maximum sales charge. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. You cannot invest directly in an index. For the most recent month-end performance, visit www.nuveen.com or call (800) 257-8787.

non-rated bonds – 3 percent of the portfolio at period end – also added to relative performance over this period. Another positive was our relatively large position in the health care sector, although, again, the short durations of several of these bonds counterbalanced some of the potential gain.

Ironically, the Fund’s holdings of AAA-rated securities acted as a drag on performance over this period, as lower-rated bonds generally performed better. The Fund’s performance also was hindered by its single-family housing bonds, some of which were called at their par values as lower rates led to an increase in mortgage prepayments.

1	For each Fund, the Lipper category average shown represents the average annualized total return for all reporting funds for the periods ended November 30, 2006. The Lipper categories contained 9, 9, 8 and 5 funds in the Lipper Kansas Municipal Debt Funds Category, 18, 17, 17 and 9 funds in the Lipper Kentucky Municipal Debt Funds Category, 30, 29, 29 and 24 funds in the Lipper Michigan Municipal Debt Funds Category, 18, 17, 17 and 13 in the Lipper Missouri Municipal Debt Funds Category, 42, 42, 39 and 32 funds in the Lipper Ohio Municipal Debt Funds Category and 77, 74, 70 and 47 funds in the Lipper Other States Municipal Debt Funds Category for the respective one-, five- and ten-year periods ended May 31, 2006. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper Category.

2	The Lehman Brothers Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

Semiannual Report    Page 3

New additions to the portfolio during the period included some lower-rated debt, especially in the health care sector, where we purchased a variety of attractively valued hospital bonds. Even though their recent performance was disappointing, we also added to our single-family housing bond exposure, as we found some well-structured opportunities trading for what we believed were good prices. Although the housing sector has faced recent challenges, we liked these securities for their ability to supplement the portfolio’s income.

To accomplish our duration-management goals, we sold some of our less interest rate sensitive holdings, including some pre-refunded bonds. We also sold some of our stake in U.S. territorial bonds, reinvesting the proceeds in securities issued in Kansas. Finally, as the bond market peaked during the summer, we sold some of our holdings with lower embedded yields, replacing these securities with newer bonds offering better income characteristics.

Nuveen Kentucky Municipal Bond Fund

During this period, the Kentucky Fund benefited from its relatively long duration, a stance that helped greatly as the bond market rallied. Another positive for the Fund during the period was the continued outperformance of lower-rated bonds, as investors proved willing to take on added risk in exchange for a higher yield. On the negative side, the Fund’s relatively large holding of Kentucky housing bonds detracted from overall performance, as investors worried about mortgage prepayment risk in a declining interest rate environment.

Consistent with careful management of the Fund’s yield curve positioning, a primary management focus during the period was to lengthen the Fund’s duration. Accordingly, we took advantage of a relatively modest number of opportunities to add longer-dated Kentucky securities to the portfolio. To fund these purchases, we sold some of our shorter-duration holdings that we believed offered less attractive future value.

In August 2006, the Kentucky Supreme Court ruled that the state could not tax the interest earned from bonds issued outside the state if it did not also tax the interest earned from in-state bonds. This decision contradicted an Ohio court ruling in a similar case, and the matter has been submitted to the United States Supreme Court. We continue to monitor this situation closely. Given the early stage of this issue, we think it is premature to speculate on any eventual outcome, but we believe that the Nuveen Kentucky Fund will continue to provide investors with stable, quality, tax-free income.

Nuveen Michigan Municipal Bond Fund

The Michigan Fund’s relatively long duration had a positive influence on performance over the period, with the portfolio’s increased interest rate sensitivity adding to returns as longer-term bonds generally performed well. A relatively large holding in the state’s strong-performing health care sector also added to returns. In particular, the Fund benefited from its holdings in Henry Ford Health System bonds, whose price appreciated when the securities were pre-refunded during the period. The Fund also benefited from its relatively small position in housing bonds, which lagged during the bond market’s rally. In addition, the Fund’s modest allocation to sub-investment-grade debt proved to be a positive as credit spreads narrowed.

On the negative side over the six-month period, the Fund’s yield curve positioning proved to be disadvantageous. Although the Fund’s average duration was relatively long and overall yield curve positioning was a positive factor, the Fund was relatively heavily concentrated in intermediate-term bonds, which underperformed their longer-term counterparts.

We were actively purchasing new, longer-dated Michigan securities throughout the period, adding positions across a variety of sectors. Many of our purchases were of higher-rated, longer-maturity bonds that we believed were attractively valued. To fund these additions to the portfolio, we generally were selling shorter-dated bonds.

Semiannual Report    Page 4

Nuveen Missouri Municipal Bond Fund

The Missouri Fund’s performance over this six-month period was helped by its relatively long duration – a net positive during an environment of declining yields, especially on the long end of the curve. Most of the Fund’s top performers during the period were long-duration securities such as non-callable bonds or bonds with distant call dates. Also, as lower-rated securities continued to perform well, the portfolio’s allocation to A-rated bonds helped the Fund’s overall return – although this positive impact was somewhat muted by the less desirable duration characteristics of several of the bonds we owned. Finally, the Fund’s position in industrial development revenue bonds issued for Procter & Gamble added notably to results.

Most of our new purchases during the period tended to be in the lower credit rating categories, where we found an increasing amount of value compared to recent years. We also added to the Fund’s housing bond exposure when we found opportunities that we believed were attractively structured, well priced, and added good income to the portfolio. These purchases were partly funded by the proceeds from called bonds. We also sold very short-dated pre-refunded bonds, which we did not believe would perform well in the near term and whose sale we believed could help us achieve our duration management goals.

Nuveen Ohio Municipal Bond Fund

During the reporting period, the Ohio Fund benefited as well from its relatively long duration during a favorable rate environment. Also helping performance was our emphasis on lower-rated credits – a positive influence as lower-rated bonds did relatively well during the six-month period. A relatively small holding of the weak-performing housing sector also contributed positively to the Fund’s results for the period. In contrast, the Fund’s relatively large holding of pre-refunded bonds – weak performers owing to their short durations – detracted from overall performance, while our relatively large position in the intermediate part of the yield curve also provided another negative in relative terms.

Portfolio activity was moderate during the six months. Consistent with careful management of the Fund’s yield curve positioning, we looked for opportunities throughout the period to extend duration, purchasing a variety of longer-dated bonds as they became available. We added some health care and higher education bonds that we believed offered good value potential. One notable sale was an unwinding of an inverse floater position. These bonds were positioned toward the short end of the yield curve, and selling this position and reinvesting the proceeds in longer-term securities was a helpful part of our duration-lengthening efforts – a process that was still underway as the period came to a close.

Nuveen Wisconsin Municipal Bond Fund

The Wisconsin Fund’s relatively long duration had a favorable influence on performance over the period as longer-term bonds generally performed well. Another positive was the Fund’s allocation to A-rated bonds, which tended to outperform higher-rated securities. The Fund also benefited from security selection, with many of its longest-duration holdings – such as zero-coupon, long-dated, and non-callable bonds – faring the best. Security selection among our lowest-rated bond positions also boosted results, with positions in higher education Puerto Rico bonds for Ana Mendez University as well as a handful of lower-rated community development authority bonds performing particularly well. Counterbalancing some of these positives, the Fund’s relatively small holding of BBB-rated bonds tended to hurt overall performance over the period.

Portfolio activity was relatively limited in the Wisconsin Fund during the six months. This was not surprising, given the relatively limited number of issuers of fully tax-exempt bonds within the state. We made just two new purchases during the period, both lower-rated bonds that we believed offered good value and helped us achieve several

Semiannual Report    Page 5

portfolio management objectives – increasing the Fund’s diversification and reducing its exposure to U.S. territorial bonds. The latter had occupied a significant portion of the portfolio in recent years. However, given our success in identifying suitable in-state alternatives, territorial securities made up a much smaller percentage of the Fund’s portfolio at period end than in the recent past.

Dividend Information

Throughout the six-month period, all six Funds maintained their monthly tax-free dividend.

Each Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund’s net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders.

As of November 30, 2006, all six of the Funds in this report had negative UNII balances for financial statement purposes and positive UNII balances, based on our best estimates, for tax purposes.

Semiannual Report    Page 6

Fund Spotlight as of 11/30/06 Nuveen Kansas Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	R Shares
NAV	$10.58	$10.50	$10.59	$10.63
Latest Monthly Dividend[1]	$0.0345	$0.0280	$0.0300	$0.0365
Inception Date	1/09/92	2/19/97	2/11/97	2/25/97

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/06
A Shares	NAV	Offer
1-Year	5.32%	0.88%
5-Year	5.06%	4.16%
10-Year	5.13%	4.67%
B Shares	w/o CDSC	w/CDSC
1-Year	4.68%	0.68%
5-Year	4.29%	4.12%
10-Year	4.45%	4.45%
C Shares	NAV
1-Year	4.88%
5-Year	4.51%
10-Year	4.59%
R Shares	NAV
1-Year	5.64%
5-Year	5.30%
10-Year	5.39%
Tax-Free Yields
A Shares	NAV	Offer
Dividend Yield[2]	3.91%	3.75%
SEC 30-Day Yield[3]	3.35%	3.21%
Taxable-Equivalent Yield[3,4]	4.96%	4.76%
B Shares	NAV
Dividend Yield[2]	3.20%
SEC 30-Day Yield	2.60%
Taxable-Equivalent Yield[4]	3.85%
C Shares	NAV
Dividend Yield[2]	3.40%
SEC 30-Day Yield	2.80%
Taxable-Equivalent Yield[4]	4.15%
R Shares	NAV
Dividend Yield[2]	4.12%
SEC 30-Day Yield	3.55%
Taxable-Equivalent Yield[4]	5.26%

Average Annual Total Returns as of 12/31/06
A Shares	NAV	Offer
1-Year	4.03%	-0.33%
5-Year	5.15%	4.26%
10-Year	5.12%	4.67%
B Shares	w/o CDSC	w/CDSC
1-Year	3.39%	-0.61%
5-Year	4.38%	4.21%
10-Year	4.44%	4.44%
C Shares	NAV
1-Year	3.59%
5-Year	4.58%
10-Year	4.58%
R Shares	NAV
1-Year	4.35%
5-Year	5.36%
10-Year	5.38%

Portfolio Statistics
Net Assets ($000)	$131,503
Average Effective Maturity on Securities (Years)	15.93
Average Duration	5.12

1	Paid December 1, 2006. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2006.

2	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund’s portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

3	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

4	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.5%.

Semiannual Report    Page 7

Fund Spotlight as of 11/30/06 Nuveen Kansas Municipal Bond Fund

Bond Credit Quality1

Industries1

Tax Obligation/Limited	27.0%
Health Care	19.3%
Tax Obligation/General	18.0%
U.S. Guaranteed	8.7%
Water and Sewer	7.1%
Housing/Single Family	6.7%
Other	13.2%
1	As a percentage of total investments as of November 30, 2006. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)

	A Shares	B Shares	C Shares	R Shares	A Shares	B Shares	C Shares	R Shares
Beginning Account Value (6/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/06)	$1,039.60	$1,036.00	$1,037.90	$1,041.60	$1,020.81	$1,017.05	$1,018.05	$1,021.81
Expenses Incurred During Period	$4.35	$8.17	$7.15	$3.33	$4.31	$8.09	$7.08	$3.29

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .85%, 1.60%, 1.40% and ..65% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report    Page 8

Fund Spotlight as of 11/30/06 Nuveen Kentucky Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	R Shares
NAV	$11.20	$11.20	$11.20	$11.19
Latest Monthly Dividend[1]	$0.0380	$0.0310	$0.0325	$0.0395
Latest Capital Gain Distribution[2]	$0.0363	$0.0363	$0.0363	$0.0363
Inception Date	5/04/87	2/05/97	10/04/93	2/07/97

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A and C share returns are actual. Class B and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Class B) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/06
A Shares	NAV	Offer
1-Year	5.78%	1.29%
5-Year	5.29%	4.39%
10-Year	5.11%	4.66%
B Shares	w/o CDSC	w/CDSC
1-Year	4.98%	0.98%
5-Year	4.49%	4.32%
10-Year	4.49%	4.49%
C Shares	NAV
1-Year	5.25%
5-Year	4.72%
10-Year	4.54%
R Shares	NAV
1-Year	5.95%
5-Year	5.48%
10-Year	5.29%
Tax-Free Yields
A Shares	NAV	Offer
Dividend Yield[3]	4.07%	3.90%
SEC 30-Day Yield[4]	3.18%	3.05%
Taxable-Equivalent Yield[4,5]	4.71%	4.52%
B Shares	NAV
Dividend Yield[3]	3.32%
SEC 30-Day Yield	2.44%
Taxable-Equivalent Yield[5]	3.61%
C Shares	NAV
Dividend Yield[3]	3.48%
SEC 30-Day Yield	2.64%
Taxable-Equivalent Yield[5]	3.91%
R Shares	NAV
Dividend Yield[3]	4.24%
SEC 30-Day Yield	3.38%
Taxable-Equivalent Yield[5]	5.01%

Average Annual Total Returns as of 12/31/06
A Shares	NAV	Offer
1-Year	4.41%	0.00%
5-Year	5.38%	4.48%
10-Year	5.11%	4.66%
B Shares	w/o CDSC	w/CDSC
1-Year	3.53%	-0.47%
5-Year	4.58%	4.42%
10-Year	4.50%	4.50%
C Shares	NAV
1-Year	3.70%
5-Year	4.79%
10-Year	4.52%
R Shares	NAV
1-Year	4.58%
5-Year	5.57%
10-Year	5.29%

Portfolio Statistics
Net Assets ($000)	$468,863
Average Effective Maturity on Securities (Years)	15.60
Average Duration	5.20

1	Paid December 1, 2006. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2006.

2	Paid December 5, 2005. Capital gains are subject to federal taxation.

3	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund’s portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

4	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

5	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.5%.

Semiannual Report    Page 9

Fund Spotlight as of 11/30/06 Nuveen Kentucky Municipal Bond Fund

Bond Credit Quality1

Industries1

Tax Obligation/Limited	32.8%
U.S. Guaranteed	12.0%
Water and Sewer	11.2%
Health Care	9.2%
Utilities	8.8%
Tax Obligation/General	7.4%
Transportation	4.5%
Other	14.1%
1	As a percentage of total investments as of November 30, 2006. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)

	A Shares	B Shares	C Shares	R Shares	A Shares	B Shares	C Shares	R Shares
Beginning Account Value (6/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/06)	$1,043.10	$1,038.20	$1,040.00	$1,043.00	$1,020.56	$1,016.80	$1,017.80	$1,021.51
Expenses Incurred During Period	$4.61	$8.43	$7.42	$3.64	$4.56	$8.34	$7.33	$3.60

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .90%, 1.65%, 1.45% and ..71% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report    Page 10

Fund Spotlight as of 11/30/06 Nuveen Michigan Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	R Shares
NAV	$11.73	$11.76	$11.73	$11.74
Latest Monthly Dividend[1]	$0.0395	$0.0325	$0.0340	$0.0415
Latest Capital Gain and Ordinary Income Distribution[2]	$0.1321	$0.1321	$0.1321	$0.1321
Inception Date	6/27/85	2/03/97	6/22/93	2/03/97

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A and C share returns are actual. Class B and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Class B) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/06
A Shares	NAV	Offer
1-Year	6.10%	1.65%
5-Year	5.23%	4.33%
10-Year	5.21%	4.76%
B Shares	w/o CDSC	w/CDSC
1-Year	5.39%	1.39%
5-Year	4.46%	4.29%
10-Year	4.59%	4.59%
C Shares	NAV
1-Year	5.69%
5-Year	4.66%
10-Year	4.64%
R Shares	NAV
1-Year	6.41%
5-Year	5.46%
10-Year	5.42%
Tax-Free Yields
A Shares	NAV	Offer
Dividend Yield[3]	4.04%	3.87%
SEC 30-Day Yield[4]	3.29%	3.15%
Taxable-Equivalent Yield[4,5]	4.77%	4.57%
B Shares	NAV
Dividend Yield[3]	3.32%
SEC 30-Day Yield	2.54%
Taxable-Equivalent Yield[5]	3.68%
C Shares	NAV
Dividend Yield[3]	3.48%
SEC 30-Day Yield	2.74%
Taxable-Equivalent Yield[5]	3.97%
R Shares	NAV
Dividend Yield[3]	4.24%
SEC 30-Day Yield	3.48%
Taxable-Equivalent Yield[5]	5.04%

Average Annual Total Returns as of 12/31/06
A Shares	NAV	Offer
1-Year	4.89%	0.46%
5-Year	5.42%	4.52%
10-Year	5.21%	4.77%
B Shares	w/o CDSC	w/CDSC
1-Year	4.10%	0.11%
5-Year	4.63%	4.47%
10-Year	4.59%	4.59%
C Shares	NAV
1-Year	4.30%
5-Year	4.84%
10-Year	4.64%
R Shares	NAV
1-Year	5.01%
5-Year	5.62%
10-Year	5.42%

Portfolio Statistics
Net Assets ($000)	$238,507
Average Effective Maturity on Securities (Years)	14.70
Average Duration	5.08

1	Paid December 1, 2006. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2006.

2	Paid December 5, 2005. Capital gains and/or ordinary income are subject to federal taxation.

3	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund’s portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

4	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

5	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 31%.

Semiannual Report    Page 11

Fund Spotlight as of 11/30/06 Nuveen Michigan Municipal Bond Fund

Bond Credit Quality1

Industries1

Tax Obligation/General	30.4%
U.S. Guaranteed	20.1%
Tax Obligation/Limited	12.7%
Water and Sewer	12.1%
Health Care	8.3%
Utilities	4.4%
Other	12.0%
1	As a percentage of total investments as of November 30 , 2006. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)

	A Shares	B Shares	C Shares	R Shares	A Shares	B Shares	C Shares	R Shares
Beginning Account Value (6/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/06)	$1,045.60	$1,041.70	$1,043.50	$1,047.50	$1,020.51	$1,016.75	$1,017.75	$1,021.51
Expenses Incurred During Period	$4.67	$8.50	$7.48	$3.64	$4.61	$8.39	$7.38	$3.60

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .91%, 1.66%, 1.46% and ..71% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report    Page 12

Fund Spotlight as of 11/30/06 Nuveen Missouri Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	R Shares
NAV	$11.25	$11.26	$11.24	$11.26
Latest Monthly Dividend[1]	$0.0375	$0.0305	$0.0325	$0.0395
Inception Date	8/03/87	2/06/97	2/02/94	2/19/97

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A and C share returns are actual. Class B and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Class B) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/06
A Shares	NAV	Offer
1-Year	6.14%	1.72%
5-Year	5.31%	4.40%
10-Year	5.25%	4.80%
B Shares	w/o CDSC	w/CDSC
1-Year	5.34%	1.34%
5-Year	4.53%	4.36%
10-Year	4.63%	4.63%
C Shares	NAV
1-Year	5.58%
5-Year	4.74%
10-Year	4.68%
R Shares	NAV
1-Year	6.36%
5-Year	5.53%
10-Year	5.45%
Tax-Free Yields
A Shares	NAV	Offer
Dividend Yield[2]	4.00%	3.83%
SEC 30-Day Yield[3]	3.56%	3.41%
Taxable-Equivalent Yield[3,4]	5.27%	5.05%
B Shares	NAV
Dividend Yield[2]	3.25%
SEC 30-Day Yield	2.81%
Taxable-Equivalent Yield[4]	4.16%
C Shares	NAV
Dividend Yield[2]	3.47%
SEC 30-Day Yield	3.01%
Taxable-Equivalent Yield[4]	4.46%
R Shares	NAV
Dividend Yield[2]	4.21%
SEC 30-Day Yield	3.75%
Taxable-Equivalent Yield[4]	5.56%

Average Annual Total Returns as of 12/31/06
A Shares	NAV	Offer
1-Year	4.67%	0.25%
5-Year	5.39%	4.49%
10-Year	5.25%	4.80%
B Shares	w/o CDSC	w/CDSC
1-Year	3.88%	-0.12%
5-Year	4.61%	4.44%
10-Year	4.62%	4.62%
C Shares	NAV
1-Year	4.11%
5-Year	4.82%
10-Year	4.68%
R Shares	NAV
1-Year	4.79%
5-Year	5.61%
10-Year	5.45%

Portfolio Statistics
Net Assets ($000)	$264,611
Average Effective Maturity on Securities (Years)	16.31
Average Duration	5.28

1	Paid December 1, 2006. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2006.

2	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund’s portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

3	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

4	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.5%.

Semiannual Report    Page 13

Fund Spotlight as of 11/30/06 Nuveen Missouri Municipal Bond Fund

Bond Credit Quality1

Industries1

Tax Obligation/Limited	18.0%
Tax Obligation/General	16.3%
Health Care	8.6%
Transportation	8.4%
Long-Term Care	8.1%
Education and Civic Organizations	7.3%
U.S. Guaranteed	7.2%
Housing/Multifamily	6.4%
Water and Sewer	5.5%
Other	14.2%

1	As a percentage of total investments as of November 30, 2006. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)

	A Shares	B Shares	C Shares	R Shares	A Shares	B Shares	C Shares	R Shares
Beginning Account Value (6/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/06)	$1,045.50	$1,041.50	$1,042.70	$1,046.60	$1,020.96	$1,017.20	$1,018.20	$1,021.96
Expenses Incurred During Period	$4.20	$8.03	$7.02	$3.18	$4.15	$7.94	$6.93	$3.14

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .82%, 1.57%, 1.37% and ..62% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report    Page 14

Fund Spotlight as of 11/30/06 Nuveen Ohio Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	R Shares
NAV	$11.52	$11.51	$11.49	$11.51
Latest Monthly Dividend[1]	$0.0390	$0.0320	$0.0340	$0.0410
Latest Capital Gain and Ordinary Income Distribution[2]	$0.0430	$0.0430	$0.0430	$0.0430
Inception Date	6/27/85	2/03/97	8/03/93	2/03/97

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A and C share returns are actual. Class B and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Class B) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/06
A Shares	NAV	Offer
1-Year	5.73%	1.29%
5-Year	5.26%	4.36%
10-Year	5.03%	4.57%
B Shares	w/o CDSC	w/CDSC
1-Year	5.05%	1.05%
5-Year	4.50%	4.33%
10-Year	4.41%	4.41%
C Shares	NAV
1-Year	5.19%
5-Year	4.68%
10-Year	4.45%
R Shares	NAV
1-Year	5.96%
5-Year	5.49%
10-Year	5.24%
Tax-Free Yields
A Shares	NAV	Offer
Dividend Yield[3]	4.06%	3.89%
SEC 30-Day Yield[4]	3.05%	2.92%
Taxable-Equivalent Yield[4,5]	4.52%	4.33%
B Shares	NAV
Dividend Yield[3]	3.34%
SEC 30-Day Yield	2.30%
Taxable-Equivalent Yield[5]	3.41%
C Shares	NAV
Dividend Yield[3]	3.55%
SEC 30-Day Yield	2.50%
Taxable-Equivalent Yield[5]	3.70%
R Shares	NAV
Dividend Yield[3]	4.27%
SEC 30-Day Yield	3.24%
Taxable-Equivalent Yield[5]	4.80%

Average Annual Total Returns as of 12/31/06
A Shares	NAV	Offer
1-Year	4.23%	-0.13%
5-Year	5.37%	4.48%
10-Year	5.02%	4.57%
B Shares	w/o CDSC	w/CDSC
1-Year	3.38%	-0.60%
5-Year	4.59%	4.42%
10-Year	4.40%	4.40%
C Shares	NAV
1-Year	3.61%
5-Year	4.79%
10-Year	4.44%
R Shares	NAV
1-Year	4.37%
5-Year	5.58%
10-Year	5.22%

Portfolio Statistics
Net Assets ($000)	$546,673
Average Effective Maturity on Securities (Years)	14.31
Average Duration	5.41

1	Paid December 1, 2006. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2006.

2	Paid December 5, 2005. Capital gains and/or ordinary income are subject to federal taxation.

3	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund’s portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

4	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

5	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.5%.

Semiannual Report    Page 15

Fund Spotlight as of 11/30/06 Nuveen Ohio Municipal Bond Fund

Bond Credit Quality1

Industries1

Tax Obligation/General	22.8%
U.S. Guaranteed	20.5%
Tax Obligation/Limited	14.5%
Health Care	8.1%
Education and Civic Organizations	8.1%
Utilities	5.7%
Transportation	4.7%
Water and Sewer	4.1%
Other	11.5%
1	As a percentage of total investments as of November 30, 2006. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)

	A Shares	B Shares	C Shares	R Shares	A Shares	B Shares	C Shares	R Shares
Beginning Account Value (6/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/06)	$1,043.40	$1,040.50	$1,040.70	$1,044.50	$1,019.90	$1,016.14	$1,017.15	$1,020.91
Expenses Incurred During Period	$5.28	$9.11	$8.08	$4.25	$5.22	$9.00	$7.99	$4.20

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.03%, 1.78%, 1.58% and ..83% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report    Page 16

Fund Spotlight as of 11/30/06 Nuveen Wisconsin Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	R Shares
NAV	$10.47	$10.50	$10.50	$10.49
Latest Monthly Dividend[1]	$0.0325	$0.0260	$0.0280	$0.0345
Latest Capital Gain and Ordinary Income Distribution[2]	$0.0482	$0.0482	$0.0482	$0.0482
Inception Date	6/01/94	2/25/97	2/25/97	2/25/97

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/06
A Shares	NAV	Offer
1-Year	5.79%	1.38%
5-Year	4.96%	4.07%
10-Year	5.12%	4.67%
B Shares	w/o CDSC	w/CDSC
1-Year	5.09%	1.09%
5-Year	4.22%	4.05%
10-Year	4.53%	4.53%
C Shares	NAV
1-Year	5.33%
5-Year	4.43%
10-Year	4.59%
R Shares	NAV
1-Year	5.71%
5-Year	5.14%
10-Year	5.34%
Tax-Free Yields
A Shares	NAV	Offer
Dividend Yield[3]	3.72%	3.57%
SEC 30-Day Yield[4]	3.19%	3.06%
Taxable-Equivalent Yield[4,5]	4.76%	4.57%
B Shares	NAV
Dividend Yield[3]	2.97%
SEC 30-Day Yield	2.45%
Taxable-Equivalent Yield[5]	3.66%
C Shares	NAV
Dividend Yield[3]	3.20%
SEC 30-Day Yield	2.64%
Taxable-Equivalent Yield[5]	3.94%
R Shares	NAV
Dividend Yield[3]	3.95%
SEC 30-Day Yield	3.39%
Taxable-Equivalent Yield[5]	5.06%

Average Annual Total Returns as of 12/31/06
A Shares	NAV	Offer
1-Year	4.29%	-0.06%
5-Year	5.10%	4.20%
10-Year	5.11%	4.66%
B Shares	w/o CDSC	w/CDSC
1-Year	3.50%	-0.50%
5-Year	4.32%	4.15%
10-Year	4.52%	4.52%
C Shares	NAV
1-Year	3.64%
5-Year	4.55%
10-Year	4.57%
R Shares	NAV
1-Year	4.21%
5-Year	5.28%
10-Year	5.34%

Portfolio Statistics
Net Assets ($000)	$47,925
Average Effective Maturity on Securities (Years)	15.18
Average Duration	5.73

1	Paid December 1, 2006. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2006.

2	Paid December 5, 2005. Capital gains and/or ordinary income are subject to federal taxation.

3	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund’s portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

4	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

5	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 33%.

Semiannual Report    Page 17

Fund Spotlight as of 11/30/06 Nuveen Wisconsin Municipal Bond Fund

Bond Credit Quality1

Industries1

Tax Obligation/Limited	69.5%
U.S. Guaranteed	12.5%
Housing/Multifamily	9.4%
Other	8.6%
1	As a percentage of total investments as of November 30, 2006. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)

	A Shares	B Shares	C Shares	R Shares	A Shares	B Shares	C Shares	R Shares
Beginning Account Value (6/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/06)	$1,046.00	$1,043.00	$1,044.20	$1,044.00	$1,020.61	$1,016.85	$1,017.85	$1,021.66
Expenses Incurred During Period	$4.56	$8.40	$7.38	$3.48	$4.51	$8.29	$7.28	$3.45

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .89%, 1.64%, 1.44% and ..68% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report    Page 18

Portfolio of Investments (Unaudited)

Nuveen Kansas Municipal Bond Fund

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Education and Civic Organizations – 3.9%

$1,000	Kansas Development Finance Authority, Athletic Facility Revenue Bonds, University of Kansas Athletic Corporation Project, Series 2004K, 5.000%, 6/01/19	6/14 at 100.00	A1	$1,065,000

1,200	Kansas Development Finance Authority, Board of Regents, Revenue Bonds, Kansas State University Housing System, Series 2005A, 5.000%, 4/01/22 – MBIA Insured	4/15 at 100.00	AAA	1,294,440

1,500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999, 5.375%, 2/01/19	2/09 at 101.00	BBB–	1,539,540

955	Washburn University of Topeka, Kansas, Revenue Bonds, Series 2001A, 5.500%, 7/01/16 – AMBAC Insured	7/09 at 100.00	AAA	999,150

270	Washburn University of Topeka, Kansas, Revenue Bonds, Series 2001B, 5.500%, 7/01/16 – AMBAC Insured	7/09 at 100.00	AAA	282,482
4,925	Total Education and Civic Organizations			5,180,612
	Health Care – 19.5%

1,005	Coffeyville Public Building Commission, Kansas, Healthcare Facilities Revenue Bonds, Coffeyville Regional Medical Center, Series 2002, 5.000%, 8/01/18 – AMBAC Insured	8/12 at 100.00	AAA	1,062,215

2,000	Colby, Kansas, Health Facilities Revenue Refunding Bonds, Citizens Medical Center Inc., Series 1998, 5.625%, 8/15/16	8/08 at 100.00	N/R	2,008,500

1,680	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center Inc., Series 2005L, 5.000%, 11/15/20	11/15 at 100.00	A2	1,783,958

4,580	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2000K, 6.500%, 12/01/16	6/10 at 101.00	AA	5,025,313

1,285	Kansas Development Finance Authority, Hospital Revenue Bonds, Susan B. Allen Memorial Hospital, Series 2002Q, 5.375%, 12/15/16 – RAAI Insured	12/12 at 100.00	AA	1,385,114

1,000	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 2006, 5.125%, 7/01/26	7/16 at 100.00	A3	1,069,490

	Manhattan, Kansas, Hospital Revenue Bonds, Mercy Health Center, Series 2001:
1,025	5.000%, 8/15/14 – FSA Insured	8/11 at 100.00	AAA	1,082,175
1,075	5.000%, 8/15/15 – FSA Insured	8/11 at 100.00	AAA	1,132,588

	Newton, Kansas, Hospital Revenue Refunding Bonds, Newton Healthcare Corporation, Series 1998A:
1,000	5.700%, 11/15/18	11/08 at 100.00	BBB–	1,021,250
1,750	5.750%, 11/15/24	11/08 at 100.00	BBB–	1,788,063

100	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series 1995A, 6.250%, 7/01/24 – MBIA Insured	1/07 at 100.00	AAA	100,807

3,000	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Series 2006, 5.000%, 9/01/36 (WI/DD, Settling 12/12/06)	9/16 at 100.00	A	3,150,570

4,780	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health System Inc., Series 1999-XI, 6.250%, 11/15/24	11/09 at 101.00	A+	5,094,142
24,280	Total Health Care			25,704,185
	Housing/Multifamily – 2.8%

	Wichita, Kansas, Multifamily Housing Revenue Refunding Bonds, Shores Apartments, Series 1994XI-A:
1,500	6.700%, 4/01/19 – RAAI Insured	4/09 at 102.00	AA	1,584,390
2,000	6.800%, 4/01/24 – RAAI Insured	4/09 at 102.00	AA	2,113,680
3,500	Total Housing/Multifamily			3,698,070
	Housing/Single Family – 6.8%

175	Sedgwick and Shawnee Counties, Kansas, FNMA/GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 2001A, 6.300%, 12/01/32 (Alternative Minimum Tax)	12/10 at 105.00	Aaa	177,930

3,135	Sedgwick and Shawnee Counties, Kansas, FNMA/GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 2002B-1, 5.950%, 12/01/33 (Alternative Minimum Tax)	12/12 at 105.00	Aaa	3,245,258

Portfolio of Investments (Unaudited)

Nuveen Kansas Municipal Bond Fund (continued)

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Housing/Single Family (continued)

$225	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 1997A-1, 6.950%, 6/01/29 (Alternative Minimum Tax)	No Opt. Call	Aaa	$231,993

265	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 1998A-1, 6.500%, 12/01/22 (Alternative Minimum Tax)	6/08 at 105.00	Aaa	269,412

245	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 2000A-2, 7.600%, 12/01/31 – MBIA Insured (Alternative Minimum Tax)	12/09 at 105.00	Aaa	246,703

4,500	Sedgwick and Shawnee Counties, Kansas, Mortgage Backed Securities Program Single Family Mortgage Revenue Bonds, Series 2006B1, 5.300%, 12/01/38 (Alternative Minimum Tax)	6/16 at 103.00	Aaa	4,812,705
8,545	Total Housing/Single Family			8,984,001
	Industrials – 1.6%

1,025	Wichita Airport Authority, Kansas, Special Facilities Revenue Bonds, Cessna Citation Service Center, Series 2002A, 6.250%, 6/15/32 (Alternative Minimum Tax)	6/12 at 101.00	A–	1,101,732

1,000	Wichita, Kansas, Industrial Revenue Bonds, NMF America Inc. Series 2000-II, 5.800%, 8/01/15 (Alternative Minimum Tax)	8/07 at 101.00	AA	1,020,900
2,025	Total Industrials			2,122,632
	Long-Term Care – 0.5%

500	Sedgwick County, Kansas, Healthcare Facilities Revenue Bonds, Catholic Care Center Inc., Series 2001, 5.750%, 11/15/23	11/09 at 100.00	A	521,480
	Materials – 2.9%

3,700	Ford County, Kansas, Sewage and Solid Waste Disposal Revenue Bonds, Excel Corporation/Cargill Inc. Project, Series 1998, 5.400%, 6/01/28 (Alternative Minimum Tax)	6/08 at 102.00	A+	3,840,230
	Tax Obligation/General – 18.2%

2,500	Butler and Sedgwick Counties Unified School District 385, Andover, Kansas, General Obligation Refunding and Improvement Bonds, Series 2000, 6.000%, 9/01/16 – FSA Insured	No Opt. Call	AAA	2,976,475

	Butler County Unified School District 394, Kansas, General Obligation Bonds, Series 2004:
1,055	5.000%, 9/01/20 – FSA Insured	9/14 at 100.00	AAA	1,140,371
2,615	5.000%, 9/01/23 – FSA Insured	9/14 at 100.00	AAA	2,810,236

1,170	Butler County Unified School District 490, Kansas, General Obligation Bonds, Series 2005B, 5.000%, 9/01/25 – FSA Insured	9/15 at 100.00	AAA	1,260,546

1,675	Cowley County Unified School District 465, Winfield, Kansas, General Obligation Bonds, Series 2003, 5.250%, 10/01/23 – MBIA Insured	10/13 at 100.00	AAA	1,845,348

560	Derby, Kansas, General Obligation Bonds, Series 2002B, 5.000%, 12/01/18 – FSA Insured	12/10 at 100.00	Aaa	590,587

1,500	Douglas County Unified School District 497, Kansas, General Obligation Bonds, Series 2006A, 5.000%, 9/01/25 – MBIA Insured	9/16 at 100.00	Aaa	1,632,075

1,450	Leavenworth County Unified School District 464, Tonganoxie, Kansas, General Obligation Bonds, Series 2005A, 5.000%, 9/01/26 – MBIA Insured	9/15 at 100.00	AAA	1,562,216

1,020	Miami County Unified School District 367, Osawatomie, Kansas, General Obligation Bonds, Series 2005A, 5.000%, 9/01/20 – FSA Insured	9/15 at 100.00	AAA	1,111,545

1,100	Montgomery County Unified School District 445, Coffeyville, Kansas, General Obligation Bonds, Series 2002, 5.000%, 4/01/22 – FGIC Insured	4/12 at 100.00	AAA	1,162,073

3,000	Neosho County Unified School District 413, Kansas, General Obligation Bonds, Series 2006, 5.000%, 9/01/31 – FSA Insured	9/14 at 100.00	Aaa	3,207,390

	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A:
1,000	5.500%, 7/01/20 – MBIA Insured	No Opt. Call	AAA	1,179,660
330	5.375%, 7/01/28	7/11 at 100.00	BBB	349,539

1,250	Sedgwick County Unified School District 259, Wichita, Kansas, General Obligation Bonds, Series 2000, 3.500%, 9/01/16	9/10 at 100.00	AA	1,221,825

1,795	Wichita, Kansas, General Obligation Bonds, Series 2002, 5.000%, 4/01/17	4/09 at 101.00	AA	1,864,179
22,020	Total Tax Obligation/General			23,914,065

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Tax Obligation/Limited – 27.4%

$3,000	Butler County Public Building Commission, Kansas, Improvement Revenue Bonds, Public Facilities Projects, Series 2000, 5.550%, 10/01/21 – MBIA Insured	10/10 at 100.00	Aaa		$3,197,190

	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A:
1,000	5.000%, 3/01/20	3/14 at 100.00	AAA		1,076,380
5,000	5.000%, 3/01/23	3/14 at 100.00	AAA		5,352,400

5,000	Kansas Development Finance Authority, Board of Regents, Revenue Bonds, Scientific Research and Development Facilities Projects, Series 2003C, 5.000%, 10/01/23 – AMBAC Insured	4/13 at 102.00	AAA		5,379,800

500	Kansas Development Finance Authority, Lease Revenue Bonds, Department of Administration, State Capitol Restoration Parking Facility Project, Series 2002C, 5.000%, 10/01/21 – FSA Insured	10/12 at 100.00	AAA		534,220

1,140	Kansas Development Finance Authority, Lease Revenue Bonds, Department of Administration, State Capitol Restoration Project, Series 2004G-1, 5.125%, 4/01/21 – MBIA Insured	4/14 at 100.00	AAA		1,235,099

	Kansas Development Finance Authority, Revenue Bonds, Department of Administration, Comprehensive Transportation Program, Series 2006A:
3,900	5.000%, 11/01/23 – FGIC Insured	11/16 at 100.00	AAA		4,244,955
3,000	5.000%, 11/01/25 – FGIC Insured	11/16 at 100.00	AAA		3,257,640

1,000	Kansas Development Finance Authority, Revenue Bonds, State Projects, Series 2001W, 5.000%, 10/01/17 – MBIA Insured	10/11 at 100.00	AAA		1,056,810

2,355	Kansas Development Finance Authority, Revenue Bonds, State Projects, Series 2003J, 5.250%, 8/01/20 – AMBAC Insured	8/13 at 100.00	AAA		2,556,541

1,155	Kansas Development Finance Authority, Revenue Bonds, State Projects, Series 2004A, 5.000%, 4/01/22 – FGIC Insured	4/14 at 101.00	AAA		1,245,171

1,500	Kansas Development Finance Authority, Revenue Bonds, State Projects, Series 2005H, 5.000%, 5/01/20 – MBIA Insured	5/15 at 100.00	AAA		1,626,930

1,800	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2001A, 7.375%, 1/01/32	1/11 at 101.00	N/R		1,976,778

2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.375%, 10/01/19	10/10 at 101.00	BBB+		2,200,540

1,000	Virgin Islands Public Finance Authority, Senior Lien Revenue Refunding Bonds, Matching Fund Loan Note, Series 1998A, 5.625%, 10/01/25	10/08 at 101.00	BBB		1,035,120
33,350	Total Tax Obligation/Limited				35,975,574
	U.S. Guaranteed – 8.8% (3)

12,175	Johnson County, Kansas, Residual Revenue and Refunding Bonds, Series 1992, 0.000%, 5/01/12 (ETM)	No Opt. Call	Aaa		9,965,234

500	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 1999, 5.750%, 7/01/24 (Pre-refunded 7/01/09) – RAAI Insured	7/09 at 100.00	AA	(3)	527,380

1,010	Wichita, Kansas, Revenue Bonds, CSJ Health System of Wichita, Inc., Series 1985-XXV, 7.200%, 10/01/15 (ETM)	1/07 at 100.00	A+	(3)	1,128,877
13,685	Total U.S. Guaranteed				11,621,491
	Utilities – 1.6%

1,000	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Series 2004B, 5.000%, 9/01/24 – FSA Insured	9/14 at 100.00	AAA		1,070,510

1,000	Wynadotte County-Kansas City Unified Government, Kansas, Industrial Revenue Bonds, Board of Public Utilities Office Building Complex, Series 2001, 5.000%, 5/01/21 – MBIA Insured	5/11 at 100.00	AAA		1,053,570
2,000	Total Utilities				2,124,080
	Water and Sewer – 7.2%

1,040	Chisholm Creek Utility Authority, Kansas, Water and Wastewater Facilities Revenue Bonds, Series 2002, 5.250%, 9/01/22 – MBIA Insured	9/12 at 100.00	Aaa		1,121,110

2,300	Kansas Development Finance Authority, Water Pollution Control Revolving Fund Leveraged Bonds, Series 2002-II, 5.000%, 11/01/23	11/12 at 100.00	AAA		2,442,508

Portfolio of Investments (Unaudited)

Nuveen Kansas Municipal Bond Fund (continued)

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Water and Sewer (continued)

$5,500	Wichita, Kansas, Water and Sewerage Utility Revenue Bonds, Series 2003, 5.000%, 10/01/22 – FGIC Insured	10/13 at 100.00	AAA	$5,880,105
8,840	Total Water and Sewer			9,443,723
$127,370	Total Investments (cost $126,355,950) – 101.2%			133,130,143

	Other Assets Less Liabilities – (1.2)%			(1,627,578)

	Net Assets – 100%			$131,502,565

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

See accompanying notes to financial statements.

Portfolio of Investments (Unaudited)

Nuveen Kentucky Municipal Bond Fund

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Consumer Staples – 1.1%

$4,835	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	$5,095,220
	Education and Civic Organizations – 3.5%

1,000	Campbellsville, Kentucky, Revenue Bonds, Campbellsville University, Series 2005, 5.700%, 3/01/34	3/15 at 100.00	N/R	1,035,080

6,535	Columbia, Kentucky, Educational Development Revenue Bonds, Lindsey Wilson College Project, Series 2001, 6.250%, 4/01/21	4/11 at 101.00	BBB–	7,075,967

1,000	Kentucky Asset/Liability Commission, General Receipts Revenue Bonds, University of Kentucky, Series 2005, 5.000%, 10/01/16 – FGIC Insured	10/15 at 100.00	AAA	1,101,130

1,500	Kentucky Economic Development Finance Authority, College Revenue Refunding and Improvement Bonds, Centre College Project, Series 2002, 5.000%, 4/01/32 – FSA Insured	10/12 at 100.00	AAA	1,586,100

2,500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999, 5.375%, 2/01/29	2/09 at 101.00	BBB–	2,566,475

3,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart, Series 2001, 5.250%, 9/01/31	9/11 at 100.00	BBB	3,112,650
15,535	Total Education and Civic Organizations			16,477,402
	Health Care – 9.3%

4,340	Clark County, Kentucky, Hospital Revenue Refunding and Improvement Bonds, Clark Regional Medical Center Project, Series 1997, 6.200%, 4/01/13	3/07 at 102.00	BBB–	4,447,502

8,880	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton Healthcare Inc., Series 2000B, 0.000%, 10/01/28 – MBIA Insured	No Opt. Call	AAA	3,239,246

9,500	Kentucky Economic Development Finance Authority, Hospital Revenue Refunding Bonds, Pikeville, United Methodist Hospital of Kentucky Inc. Project, Series 1997, 5.700%, 2/01/28 – CONNIE LEE/AMBAC Insured	2/07 at 102.00	AAA	9,718,215

	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and Improvement Bonds, Appalachian Regional Healthcare Inc., Series 1997:
500	5.500%, 10/01/07	No Opt. Call	BB–	502,360
500	5.600%, 10/01/08	4/08 at 102.00	BB–	505,250
3,500	5.850%, 10/01/17	4/08 at 102.00	BB–	3,571,785
1,500	5.875%, 10/01/22	4/08 at 102.00	BB–	1,527,990

2,195	Rockcastle County, Kentucky, First Mortgage Revenue Bonds, Rockcastle Hospital and Respiratory Care Center Inc. Project, Series 2005, 5.550%, 6/01/30	6/15 at 100.00	BBB–	2,279,793

16,500	Russell, Kentucky, Revenue Bonds, Bon Secours Health System, Series 2002A, 5.625%, 11/15/30	11/12 at 100.00	A–	17,678,430
47,415	Total Health Care			43,470,571
	Housing/Multifamily – 0.7%

3,265	Henderson, Kentucky, Senior Tax-Exempt Residential Facilities Revenue Bonds, Pleasant Pointe Project, Series 1999A, 6.125%, 5/01/29	5/09 at 102.00	N/R	3,356,159
	Housing/Single Family – 3.7%

400	Kentucky Housing Corporation, Housing Revenue Bonds, Series 1998F, 5.000%, 7/01/18 (Alternative Minimum Tax)	1/09 at 101.00	AAA	403,464

9,480	Kentucky Housing Corporation, Housing Revenue Bonds, Series 1999A, 5.200%, 1/01/31	4/09 at 101.00	AAA	9,738,235

445	Kentucky Housing Corporation, Housing Revenue Bonds, Series 1999B, 5.250%, 1/01/28 (Alternative Minimum Tax)	4/09 at 101.00	AAA	445,788

4,520	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2004F, 3.900%, 7/01/31 (Alternative Minimum Tax)	1/14 at 100.00	AAA	4,520,136

2,285	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2005H, 4.000%, 1/01/33 (Alternative Minimum Tax)	7/14 at 100.00	AAA	2,250,702
17,130	Total Housing/Single Family			17,358,325

Portfolio of Investments (Unaudited)

Nuveen Kentucky Municipal Bond Fund (continued)

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Long-Term Care – 4.0%

$4,840	Florence, Kentucky, Housing Facilities Revenue Bonds, Bluegrass RHF Housing Inc., Series 1999, 6.375%, 8/15/29 – ACA Insured	8/09 at 101.00	A	$5,133,110

	Kentucky Economic Development Finance Authority, Mortgage Revenue Bonds, South Central Nursing Homes Inc., Series 1997A:
2,000	6.000%, 1/01/27 (Mandatory put 7/01/20) – MBIA Insured	1/08 at 105.00	AAA	2,145,780
3,700	6.000%, 1/01/27 (Mandatory put 1/01/24) – MBIA Insured	1/08 at 105.00	AAA	3,969,693

2,000	Kentucky Economic Development Finance Authority, Multifamily Housing Revenue Bonds, Christian Care Communities Projects, Series 2005, 5.250%, 11/20/25	11/15 at 103.00	AAA	2,204,100

	Kentucky Economic Development Finance Authority, Revenue Bonds, Christian Church Homes of Kentucky Inc. Obligated Group, Series 1998:
1,800	5.375%, 11/15/23	5/08 at 102.00	BBB	1,831,428
3,500	5.500%, 11/15/30	5/08 at 102.00	BBB	3,572,100
17,840	Total Long-Term Care			18,856,211
	Materials – 1.0%

2,000	Perry County, Kentucky, Solid Waste Disposal Revenue Bonds, Weyerhaeuser Company – TJ International Project, Series 1997, 6.550%, 4/15/27 (Alternative Minimum Tax)	4/07 at 102.00	Baa2	2,058,600

2,820	Wickliffe, Kentucky, Solid Waste Disposal Facility Revenue Bonds, Westvaco Corporation, Series 1996, 6.375%, 4/01/26 (Alternative Minimum Tax)	4/07 at 101.00	BBB	2,863,372
4,820	Total Materials			4,921,972
	Tax Obligation/General – 7.2%

	Bowling Green, Kentucky, General Obligation and Special Revenue Bonds, Series 2002B:
1,785	5.000%, 6/01/23	6/12 at 100.00	Aa2	1,886,834
1,230	5.000%, 6/01/24	6/12 at 100.00	Aa2	1,300,172
1,665	5.000%, 6/01/25	6/12 at 100.00	Aa2	1,759,988

2,500	Jefferson County, Kentucky, General Obligation Refunding Bonds, Series 1999C, 6.150%, 5/15/16 (Alternative Minimum Tax)	5/09 at 100.00	AA+	2,634,250

	Louisville and Jefferson County Metropolitan Government, Kentucky, General Obligation Bonds, Series 2004A-B:
1,195	5.000%, 11/01/16 – AMBAC Insured	11/14 at 100.00	AAA	1,303,159
1,000	5.000%, 11/01/17 – AMBAC Insured	11/14 at 100.00	AAA	1,088,360

1,175	Louisville, Kentucky, General Obligation Bonds, Series 2001A, 5.000%, 11/01/21	11/11 at 101.00	AA+	1,254,266

3,000	Louisville, Kentucky, General Obligation Bonds, Series 2002A, 5.000%, 10/01/23 – FGIC Insured	10/12 at 100.00	AAA	3,180,240

5,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2004A, 5.250%, 7/01/21 – MBIA Insured	7/14 at 100.00	AAA	5,501,450

	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A:
840	5.500%, 7/01/14 – FSA Insured (UB)	No Opt. Call	AAA	949,565
2,550	5.500%, 7/01/16 – FSA Insured (UB)	No Opt. Call	AAA	2,936,415
3,000	5.500%, 7/01/17 – FSA Insured (UB)	No Opt. Call	AAA	3,470,775
3,440	5.500%, 7/01/18 – FSA Insured (UB)	No Opt. Call	AAA	3,992,619
2,250	5.500%, 7/01/19 – FSA Insured (UB)	No Opt. Call	AAA	2,635,931
30,630	Total Tax Obligation/General			33,894,024
	Tax Obligation/Limited – 33.2%

1,305	Ballard County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2004, 5.000%, 6/01/21 – AMBAC Insured	6/14 at 100.00	Aaa	1,401,544

	Boone County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2004B:
1,460	5.000%, 5/01/20 – FSA Insured	5/14 at 100.00	Aaa	1,571,821
2,580	5.000%, 5/01/21 – FSA Insured	5/14 at 100.00	Aaa	2,768,959

1,465	Boone County, Kentucky, Public Properties Corporation, First Mortgage Bonds, AOC Judicial Facility, Series 2001, 5.125%, 9/01/22	9/12 at 101.00	Aa3	1,579,329

	Butler County School District Finance Corporation, Kentucky, Revenue Bonds, School Buildings, Series 2004C:
1,220	5.000%, 6/01/20	6/14 at 100.00	Aa3	1,309,438
1,255	5.000%, 6/01/22	6/14 at 100.00	Aa3	1,341,106

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Tax Obligation/Limited (continued)

$4,500	Kenton County Public Properties Corporation, Kentucky, First Mortgage Revenue Bonds, Courthouse Facilities Project, Series 1998A, 5.000%, 3/01/29	3/09 at 101.00	Aa3	$4,623,930

	Kenton County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2004:
2,115	5.000%, 6/01/17 – MBIA Insured	6/14 at 100.00	Aaa	2,293,273
3,510	5.000%, 6/01/18 – MBIA Insured	6/14 at 100.00	Aaa	3,797,258
3,690	5.000%, 6/01/19 – MBIA Insured	6/14 at 100.00	Aaa	3,979,444

	Kentucky Area Development Districts Financing Trust, Ewing, Lease Acquisition Program Revenue Bonds, Series 2000C:
750	5.850%, 6/01/20	6/10 at 102.00	AA	810,428
1,000	6.000%, 6/01/30	6/10 at 102.00	AA	1,086,120

2,000	Kentucky Asset/Liability Commission, General Fund Revenue Project Notes, First Series 2005, 5.000%, 5/01/25 – MBIA Insured	5/15 at 100.00	AAA	2,146,880

2,365	Kentucky Local Correctional Facilities Authority, Multi-County Lease Revenue Bonds, Series 2004, 5.250%, 11/01/14 – MBIA Insured	No Opt. Call	AAA	2,622,809

	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 81, Series 2003:
1,000	5.000%, 11/01/19 – AMBAC Insured	11/13 at 100.00	AAA	1,079,010
2,845	5.000%, 11/01/23 – AMBAC Insured	11/13 at 100.00	AAA	3,040,224

4,000	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 84, Series 2005, 5.000%, 8/01/18 – MBIA Insured	No Opt. Call	AAA	4,466,840

	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 85, Series 2005:
5,000	5.000%, 8/01/15 – FSA Insured	No Opt. Call	AAA	5,510,450
2,795	5.000%, 8/01/22 – FSA Insured	8/15 at 100.00	AAA	3,030,954
5,085	5.000%, 8/01/25 – FSA Insured	8/15 at 100.00	AAA	5,487,020

10,000	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Series 2005B, 5.000%, 7/01/23 – AMBAC Insured	7/15 at 100.00	AAA	10,792,000

	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Series 2006B:
7,095	5.000%, 7/01/15 – AMBAC Insured	No Opt. Call	AAA	7,814,575
5,000	5.000%, 7/01/24 – AMBAC Insured	7/16 at 100.00	AAA	5,425,800

4,000	Kentucky Turnpike Authority, Economic Development Road Revenue Refunding Bonds, Revitalization Project, Series 2001B, 5.150%, 7/01/19 – FSA Insured	7/11 at 100.00	AAA	4,247,480

	Letcher County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2004:
1,430	5.000%, 6/01/18 – FSA Insured	6/14 at 100.00	Aaa	1,547,031
1,585	5.000%, 6/01/20 – FSA Insured	6/14 at 100.00	Aaa	1,707,616

11,000	Lexington-Fayette Urban County Government, Kentucky, First Mortgage Bonds, Public Facilities Corporation, Series 1998, 5.125%, 10/01/31 – FSA Insured	7/08 at 102.00	AAA	11,435,820

1,695	Louisville and Jefferson County Visitors and Convention Commission, Kentucky, Dedicated Tax Revenue Bonds, Series 2004A, 5.000%, 12/01/15 – FSA Insured	6/14 at 101.00	AAA	1,860,076

650	Magoffin County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2000, 5.750%, 6/01/20	6/10 at 101.00	Aa3	699,894

5,100	Oldham County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2001A, 5.125%, 4/01/21	4/11 at 101.00	Aa3	5,418,240

	Oldham County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2004:
1,230	5.000%, 5/01/18 – MBIA Insured	5/14 at 100.00	Aaa	1,329,728
1,635	5.000%, 5/01/20 – MBIA Insured	5/14 at 100.00	Aaa	1,760,225
1,715	5.000%, 5/01/21 – MBIA Insured	5/14 at 100.00	Aaa	1,840,607

1,360	Owen County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2001, 5.000%, 4/01/21	4/11 at 101.00	Aa3	1,443,164

Portfolio of Investments (Unaudited)

Nuveen Kentucky Municipal Bond Fund (continued)

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Tax Obligation/Limited (continued)

$500	Pendleton County, Kentucky, Leasing Trust Revenue Bonds, Kentucky Association of Counties, Series 1993A, 6.400%, 3/01/19 (4)	No Opt. Call	A		$592,900

2,545	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 1998A, 5.500%, 7/01/14 – AMBAC Insured	No Opt. Call	AAA		2,876,944

1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.000%, 7/01/32 – FSA Insured	7/12 at 100.00	AAA		1,054,450

3,185	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 1993L, 5.500%, 7/01/21 – FSA Insured	No Opt. Call	AAA		3,765,275

5,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds, Series 2002F, 5.250%, 7/01/21 – CIFG Insured	No Opt. Call	AAA		5,772,500

2,755	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 6.000%, 8/01/26 – AGC Insured	No Opt. Call	AAA		3,537,668

1,875	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Reset Option Long Certificates II-R-66, Series 1996Y, 7.200%, 7/01/36 – MBIA Insured (IF)	No Opt. Call	AAA		2,404,087

4,250	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Y, 5.500%, 7/01/36 – MBIA Insured (UB)	7/16 at 100.00	AAA		4,762,295

6,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – MBIA Insured	No Opt. Call	AAA		7,029,120

1,360	Shelby County School District Finance Corporation, Kentucky, Revenue Bonds, School Buildings, Series 2004, 5.000%, 5/01/21 – MBIA Insured	5/14 at 100.00	Aaa		1,459,606

2,185	Spencer County School District Finance Corporation, Kentucky, Revenue Bonds, School Buildings, Series 2004, 5.000%, 7/01/21 – FSA Insured	7/14 at 100.00	Aaa		2,352,611

1,010	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.250%, 10/01/21 – FSA Insured	10/14 at 100.00	AAA		1,114,878

7,000	Warren County Justice Center Expansion Corporation, Kentucky, First Mortgage Revenue Bonds, AOC Judicial Facility, Series 1997A, 5.250%, 9/01/24 – MBIA Insured	9/07 at 102.00	AAA		7,214,550
142,100	Total Tax Obligation/Limited				155,205,977
	Transportation – 4.6%

	Guam International Airport Authority, Revenue Bonds, Series 2003C:
5,000	5.250%, 10/01/22 – MBIA Insured (Alternative Minimum Tax)	10/10 at 100.00	AAA		5,257,200
2,195	5.000%, 10/01/23 – MBIA Insured (Alternative Minimum Tax)	10/13 at 100.00	AAA		2,300,953

1,250	Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern Kentucky International Airport, Series 1996B, 5.750%, 3/01/13 – MBIA Insured	3/07 at 101.00	AAA		1,276,850

5,090	Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern Kentucky International Airport, Series 2003B, 5.000%, 3/01/23 – MBIA Insured (Alternative Minimum Tax)	3/13 at 100.00	AAA		5,317,269

1,000	Louisville and Jefferson County Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Series 2003C, 5.250%, 7/01/22 – FSA Insured (Alternative Minimum Tax)	7/13 at 100.00	AAA		1,065,750

6,000	Louisville and Jefferson County Regional Airport Authority, Kentucky, Special Facilities Revenue Bonds, Airis Louisville LLC Project, Series 1999A, 5.500%, 3/01/19 (Alternative Minimum Tax)	3/09 at 101.00	Baa3		6,185,580
20,535	Total Transportation				21,403,602
	U.S. Guaranteed – 12.1% (3)

1,875	Bell County Public Properties Corporation, Kentucky, First Mortgage Revenue Bonds, Judicial Center Project, Series 2000, 5.850%, 9/01/28 (Pre-refunded 3/01/11) – AMBAC Insured	3/11 at 102.00	AAA		2,077,200

5,085	Campbellsville, Kentucky, Industrial Building Revenue Bonds, Campbellsville University Project, Series 1999, 5.500%, 3/01/29 (Pre-refunded 3/01/09)	3/09 at 102.00	BBB–	(3)	5,395,490

	Fayette County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2000:
1,665	5.500%, 6/01/18 (Pre-refunded 6/01/10)	6/10 at 101.00	AA–	(3)	1,787,777
2,795	5.500%, 6/01/20 (Pre-refunded 6/01/10)	6/10 at 101.00	AA–	(3)	3,001,103

3,155	Florence Public Properties Corporation, Kentucky, First Mortgage Revenue Bonds, Administrative Office Complex Project, Series 1997, 5.500%, 6/01/27 (Pre-refunded 6/01/07) – MBIA Insured	6/07 at 102.00	AAA		3,248,104

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	U.S. Guaranteed (3) (continued)

$2,000	Jefferson County Collegiate Housing Foundation, Kentucky, Student Housing Revenue Bonds, University of Louisville Project, Series 1999A, 7.125%, 9/01/29 (Pre-refunded 9/01/09)	9/09 at 102.00	N/R	(3)	$2,215,120

5,930	Jefferson County, Kentucky, College Revenue Bonds, Bellarmine College Project, Series 1999, 5.250%, 5/01/29 (Pre-refunded 5/01/09)	5/09 at 101.00	Baa2	(3)	6,201,238

	Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Series 2001:
1,000	5.250%, 9/01/21 (Pre-refunded 9/01/11)	9/11 at 100.00	AA	(3)	1,072,560
1,000	5.250%, 9/01/24 (Pre-refunded 9/01/11)	9/11 at 100.00	AA	(3)	1,072,560

6,080	Kentucky Economic Development Finance Authority, Revenue Refunding and Improvement Bonds, Catholic Health Initiatives, Series 1998A, 5.000%, 12/01/27 (Pre-refunded 6/01/08)	6/08 at 101.00	AA	(3)	6,268,723

400	Kentucky State Property and Buildings Commission, Agency Fund Revenue Bonds, Project 66A, Series 2000, 5.750%, 5/01/20 (Pre-refunded 5/01/10) – MBIA Insured	5/10 at 100.00	AAA		428,556

500	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 64, Series 1999, 5.500%, 5/01/18 (Pre-refunded 11/01/09) – MBIA Insured	11/09 at 100.00	AAA		527,580

5,860	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds, Project 72, Series 2001, 5.375%, 10/01/19 (Pre-refunded 10/01/11) – MBIA Insured	10/11 at 100.00	AAA		6,335,187

2,000	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds, Project 74, Series 2002, 5.000%, 2/01/21 (Pre-refunded 2/01/12) – FSA Insured	2/12 at 100.00	AAA		2,136,260

6,500	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds, Project 79, Series 2003, 5.000%, 10/01/22 (Pre-refunded 10/01/13) – MBIA Insured	10/13 at 100.00	AAA		7,065,305

245	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 6.000%, 8/01/26 – AGC Insured (ETM)	No Opt. Call	AAA		315,391

2,600	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2000, 5.750%, 7/01/26 (Pre-refunded 7/01/10) – MBIA Insured	7/10 at 100.00	AAA		2,794,090

2,000	Puerto Rico, General Obligation and Public Improvement Refunding Bonds, Series 1997, 5.375%, 7/01/25 (Pre-refunded 7/01/07)	7/07 at 100.00	BBB	(3)	2,022,140

2,800	Russell, Kentucky, Health System Revenue Bonds, Franciscan Health Partnership Inc. – Our Lady of Bellefonte Hospital, Series 1997, 5.500%, 7/01/15 (Pre-refunded 1/01/10)	1/10 at 100.00	Baa2	(3)	2,946,860
53,490	Total U.S. Guaranteed				56,911,244
	Utilities – 8.9%

1,175	Boone County, Kentucky, Collateralized Pollution Control Revenue Bonds, Dayton Power & Light Company, Series 2005A, 4.700%, 1/01/28 – FGIC Insured	7/15 at 100.00	AAA		1,214,797

	Owensboro, Kentucky, Electric Light and Power System Revenue Bonds, Series 1991B:
7,100	0.000%, 1/01/11 – AMBAC Insured	No Opt. Call	AAA		6,100,959
6,475	0.000%, 1/01/12 – AMBAC Insured	No Opt. Call	AAA		5,353,142
5,810	0.000%, 1/01/15 – AMBAC Insured	No Opt. Call	AAA		4,245,367
7,900	0.000%, 1/01/17 – AMBAC Insured	No Opt. Call	AAA		5,268,115
13,300	0.000%, 1/01/18 – AMBAC Insured	No Opt. Call	AAA		8,473,696

3,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 5.250%, 7/01/23 – MBIA Insured	No Opt. Call	AAA		3,497,160

5,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/24 – FGIC Insured	7/15 at 100.00	AAA		5,422,550

2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005SS, 5.000%, 7/01/17 – MBIA Insured	7/15 at 100.00	AAA		2,196,640
51,760	Total Utilities				41,772,426
	Water and Sewer – 11.3%

1,405	Christian County Water District, Kentucky, Waterworks Revenue Bonds, Series 1999, 6.000%, 1/01/30 – AMBAC Insured	10/09 at 101.00	Aaa		1,506,975

1,000	Kentucky Rural Water Finance Corporation, Multimodal Public Projects Revenue Bonds, Flexible Term Program, Series 2001A, 5.375%, 2/01/20	2/11 at 102.00	AA–		1,075,430

Portfolio of Investments (Unaudited)

Nuveen Kentucky Municipal Bond Fund (continued)

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Water and Sewer (continued)

$4,990	Louisville and Jefferson County Metropolitan Government Board of Water Works, Kentucky, Water System Revenue Bonds, Series 2006, 5.000%, 11/15/29	11/16 at 100.00	AA+	$5,419,988

	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 1997B:
6,000	5.350%, 5/15/22 – MBIA Insured	11/07 at 101.00	AAA	6,150,900
2,500	5.200%, 5/15/25 – MBIA Insured	11/07 at 101.00	AAA	2,557,800

3,200	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 1998A, 5.000%, 5/15/30 – FGIC Insured	5/08 at 101.00	AAA	3,280,544

16,000	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2001A, 5.500%, 5/15/34 – MBIA Insured	11/11 at 101.00	AAA	17,411,680

7,365	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2004A, 5.250%, 5/15/37 – FGIC Insured	5/14 at 101.00	AAA	8,098,333

7,225	Northern Kentucky Water District, Revenue Refunding Bonds, Series 2002A, 5.000%, 2/01/27 – FGIC Insured	2/12 at 100.00	Aaa	7,596,871
49,685	Total Water and Sewer			53,098,521
$459,040	Total Long-Term Investments (cost $445,890,697) – 100.6%			471,821,654

	Short-Term Investments – 0.3%

$1,200	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand Obligations, Series 1985, 3.290%, 12/01/15 – MBIA Insured (5)		A-1	1,200,000

	Total Short-Term Investments (cost $1,200,000)			1,200,000

	Total Investments (cost $447,090,697) – 100.9%			473,021,654

	Floating Rate Obligations – (2.1%)			(9,805,000)

	Other Assets Less Liabilities – 1.2%			5,646,112

	Net Assets – 100%			$468,862,766

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(4)	The Internal Revenue Service (the “IRS”) has formally determined that the interest received from the bonds’ coupon payments should be considered taxable. The issuer has stated that if they are not able to resolve this taxability matter with the IRS, or to have the IRS determination of taxability overturned, the issuer will take steps to ensure that the bondholders will be made whole with respect to any federal tax liability. The Adviser will continue to monitor the ongoing progress of this taxability matter and act in what it believes is in the best interest of shareholders.

(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

See accompanying notes to financial statements.

Portfolio of Investments (Unaudited)

Nuveen Michigan Municipal Bond Fund

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Consumer Discretionary – 0.8%

$2,000	Michigan Strategic Fund, Multi-Modal Interchangeable Rate Pollution Control Revenue Refunding Bonds, General Motors Corporation, Series 1995, 6.200%, 9/01/20	3/07 at 100.50	B–	$2,005,000
	Consumer Staples – 0.3%

895	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	943,169
	Education and Civic Organizations – 4.3%

630	Chandler Park Academy, Michigan, Public School Academy Charter School Revenue Bonds, Series 2005, 5.125%, 11/01/35	11/15 at 100.00	BBB–	640,118

	Michigan Technological University, General Revenue Bonds, Series 2004A:
1,230	5.000%, 10/01/24 – MBIA Insured	10/13 at 100.00	AAA	1,313,480
1,850	5.000%, 10/01/29 – MBIA Insured	10/13 at 100.00	AAA	1,970,990

6,150	Wayne State University, Michigan, General Revenue Bonds, Series 1999, 5.125%, 11/15/29 – FGIC Insured	11/09 at 101.00	AAA	6,430,870
9,860	Total Education and Civic Organizations			10,355,458
	Health Care – 8.3%

3,530	Lake View Community Hospital Authority, Michigan, Hospital Revenue Refunding Bonds, Series 1997, 6.250%, 2/15/13	2/07 at 101.00	N/R	3,574,937

1,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Michigan Community Hospital, Series 1996, 6.250%, 10/01/27	4/07 at 102.00	BBB–	1,021,150

1,475	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Chelsea Community Hospital, Series 1998, 5.375%, 5/15/19	5/08 at 101.00	BBB	1,507,037

1,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Crittenton Hospital, Series 2002A, 5.625%, 3/01/27	3/12 at 101.00	A+	1,078,190

195	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Gratiot Community Hospital, Series 1995, 6.100%, 10/01/07	No Opt. Call	A–	197,886

500	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital, Series 2005, 5.000%, 5/15/37	5/15 at 100.00	BBB	517,240

500	Michigan State Hospital Finance Authority, Revenue Bonds, Marquette General Hospital, Series 2005A, 5.000%, 5/15/26	5/15 at 100.00	Baa1	517,950

2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Sparrow Obligated Group, Series 2005, 5.000%, 11/15/36 – MBIA Insured	5/15 at 100.00	AAA	2,126,800

3,755	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993A, 6.500%, 8/15/18	2/07 at 100.00	BB–	3,757,854

800	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation Revenue Bonds, Series 2006, 5.375%, 6/01/26	6/16 at 100.00	BBB–	854,280

1,600	Pontiac Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, NOMC Obligated Group, Series 1993, 6.000%, 8/01/23	2/07 at 100.00	BB–	1,558,784

	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Series 2001M:
1,000	5.250%, 11/15/31 – MBIA Insured	11/11 at 100.00	AAA	1,055,470
2,000	5.250%, 11/15/35 – MBIA Insured	11/11 at 100.00	AAA	2,108,180
19,355	Total Health Care			19,875,758
	Housing/Multifamily – 1.9%

1,200	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.125%, 4/01/31 – FSA Insured (Alternative Minimum Tax)	7/15 at 100.00	AAA	1,255,668

6,000	Michigan Housing Development Authority, Section 8 Assisted Mortgage Revenue Bonds, Series 1983I, 0.000%, 4/01/14	No Opt. Call	AA	3,229,560
7,200	Total Housing/Multifamily			4,485,228

Portfolio of Investments (Unaudited)

Nuveen Michigan Municipal Bond Fund (continued)

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Industrials – 0.9%

$2,000	Michigan Strategic Fund, Solid Waste Disposal Limited Obligation Revenue Bonds, Waste Management Inc., Series 2004, 4.500%, 12/01/13 (Alternative Minimum Tax)	No Opt. Call	BBB	$2,036,440
	Long-Term Care – 1.8%

1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan Obligated Group, Series 2005, 5.250%, 11/15/25	5/15 at 100.00	N/R	1,050,460

2,695	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Clark Retirement Community Inc., Series 1998, 5.250%, 6/01/18	6/08 at 100.00	BBB–	2,718,635

	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Porter Hills Presbyterian Village, Series 1998:
140	5.300%, 7/01/18	7/08 at 101.00	BBB+	143,160
260	5.375%, 7/01/28	7/08 at 101.00	BBB+	265,359
4,095	Total Long-Term Care			4,177,614
	Materials – 0.7%

1,750	Dickinson County Economic Development Corporation, Michigan, Pollution Control Revenue Bonds, International Paper Company, Series 2004A, 4.800%, 11/01/18	11/14 at 100.00	BBB	1,799,035
	Tax Obligation/General – 30.4%

1,175	Birmingham, Michigan, General Obligation Bonds, Series 2002, 5.000%, 10/01/21	10/12 at 100.50	AAA	1,250,306

1,020	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, Series 2003, 5.250%, 5/01/22	5/13 at 100.00	AA	1,104,119

	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, Series 2005:
2,000	5.000%, 5/01/23 – MBIA Insured	5/15 at 100.00	AAA	2,154,300
2,085	5.000%, 5/01/24 – MBIA Insured	5/15 at 100.00	AAA	2,242,772
1,000	5.000%, 5/01/25 – MBIA Insured	5/15 at 100.00	AAA	1,071,220

295	Cedar Springs Public School District, Kent and Newaygo Counties, Michigan, General Obligation Bonds, Series 2003, 5.125%, 5/01/32	5/13 at 100.00	AAA	314,269

1,850	Chippewa Valley Schools, Macomb County, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/24 – MBIA Insured	5/15 at 100.00	AAA	1,989,989

4,085	Detroit, Michigan, General Obligation Bonds, Series 2004A-1, 5.250%, 4/01/20 – AMBAC Insured	4/14 at 100.00	AAA	4,435,044

11,000	Detroit-Wayne County Stadium Authority, Michigan, Limited Tax General Obligation Building Authority Stadium Bonds, Series 1997, 5.250%, 2/01/27 – FGIC Insured	2/07 at 102.00	AAA	11,245,520

1,245	Edwardsburg Public School, Cass County, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/24 – FSA Insured	5/14 at 100.00	AAA	1,329,560

4,350	Hartland Consolidated School District, Livingston County, Michigan, General Obligation Refunding Bonds, Series 2001, 5.125%, 5/01/29	5/11 at 100.00	AA	4,556,712

2,000	Howell Public Schools, Livingston County, Michigan, General Obligation Bonds, Series 2003, 5.000%, 5/01/24	11/13 at 100.00	AA	2,137,240

1,000	Jackson Public Schools, Jackson County, Michigan, General Obligation School Building and Site Bonds, Series 2004, 5.000%, 5/01/22 – FSA Insured	5/14 at 100.00	AAA	1,071,240

1,715	Kalamazoo Public Schools, Michigan, General Obligation Bonds, Series 2006, 5.000%, 5/01/25 – FSA Insured	5/16 at 100.00	AAA	1,856,145

1,030	Kent County, Michigan, General Obligation Bonds, Series 2004A, 5.000%, 12/01/22	12/14 at 100.00	AAA	1,113,492

1,300	Lansing Community College, Michigan, General Obligation Bonds, Series 2003, 5.000%, 5/01/20 – MBIA Insured	5/13 at 100.00	AAA	1,396,122

1,000	Livonia Municipal Building Authority, Wayne County, Michigan, General Obligation Bonds, Series 2001, 5.000%, 5/01/27 – FGIC Insured	5/10 at 100.00	AAA	1,037,130

2,700	Livonia Public Schools, Wayne County, Michigan, Unlimited Tax General School Building and Site Bonds, Series 1992-II, 0.000%, 5/01/08 – FGIC Insured	No Opt. Call	AAA	2,566,296

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Tax Obligation/General (continued)

$1,500	Michigan Municipal Bond Authority, General Obligation Bonds, Detroit City School District, Series 2005, 5.000%, 6/01/18 – FSA Insured	6/15 at 100.00	AAA	$1,621,935

2,800	Michigan Municipal Bond Authority, Local Government Loan Program Revenue Bonds, Pontiac School District, Series 1991C, 0.000%, 6/15/08 – FSA Insured	No Opt. Call	AAA	2,650,144

3,250	Michigan, General Obligation Bonds, Environmental Protection Program, Series 2003A, 5.250%, 5/01/21	5/13 at 100.00	AA	3,538,308

2,000	Muskegon Public Schools, Muskegon County, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/20 – FSA Insured	5/14 at 100.00	AAA	2,150,500

1,620	Oakridge Public Schools, Muskegon County, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/24 – MBIA Insured	5/15 at 100.00	AAA	1,742,585

	Okemos Public School District, Ingham County, Michigan, General Obligation Refunding Bonds, Series 1993:
1,000	0.000%, 5/01/17 – MBIA Insured	No Opt. Call	AAA	659,860
1,020	0.000%, 5/01/18 – MBIA Insured	No Opt. Call	AAA	643,844

1,400	South Redford School District, Wayne County, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/21 – FGIC Insured	11/14 at 100.00	AAA	1,507,478

1,150	Wayne Westland Community Schools, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/17 – FSA Insured	11/14 at 100.00	AAA	1,249,970

1,915	West Bloomfield School District, Oakland County, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/20 – FSA Insured	5/15 at 100.00	AAA	2,075,611

3,270	West Ottawa Public School District, Ottawa County, Michigan, General Obligation Refunding Bonds, Series 1992, 0.000%, 5/01/17 – FGIC Insured	No Opt. Call	AAA	2,157,742

5,175	Williamston Community School District, Michigan, Unlimited Tax General Obligation QSBLF Bonds, Series 1996, 5.500%, 5/01/25 – MBIA Insured	No Opt. Call	AAA	6,221,333

3,170	Zeeland Public Schools, Ottawa and Allegan Counties, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/22 – FGIC Insured	5/15 at 100.00	AAA	3,421,666
70,120	Total Tax Obligation/General			72,512,452
	Tax Obligation/Limited – 12.8%

1,445	Detroit, Michigan, Building Authority Revenue Bonds, District Court Madison Center, Series 1996A, 6.150%, 2/01/11	2/07 at 101.00	A	1,448,410

	Grand Rapids Downtown Development Authority, Michigan, Tax Increment Revenue Bonds, Series 1994:
3,985	0.000%, 6/01/17 – MBIA Insured	No Opt. Call	AAA	2,626,195
3,295	0.000%, 6/01/18 – MBIA Insured	No Opt. Call	AAA	2,077,563
1,650	6.875%, 6/01/24 – MBIA Insured	12/06 at 100.00	AAA	1,716,050

3,960	Michigan Building Authority, Revenue Bonds, Series 2006IA, 5.000%, 10/15/36 – FGIC Insured	10/16 at 100.00	AAA	4,292,046

6,000	Michigan House of Representatives, Certificates of Participation, Series 1998, 0.000%, 8/15/23 – AMBAC Insured	No Opt. Call	AAA	2,961,900

250	Michigan Municipal Bond Authority, Wayne County, Local Government Loan Program Revenue Bonds, Series 1991A, 4.750%, 12/01/09 – FGIC Insured	12/06 at 100.00	AAA	250,230

	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I:
2,720	5.500%, 10/15/19	10/11 at 100.00	AA–	2,938,334
5,000	5.000%, 10/15/24	10/11 at 100.00	AA–	5,248,600

4,400	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II, 5.000%, 10/15/30 – AMBAC Insured	10/15 at 100.00	AAA	4,744,564

2,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II, 5.000%, 10/15/22 – MBIA Insured	10/13 at 100.00	AAA	2,136,440
34,705	Total Tax Obligation/Limited			30,440,332
	Transportation – 1.3%

3,000	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Airport, Series 1998B, 5.000%, 12/01/28 – MBIA Insured	12/08 at 101.00	AAA	3,090,750

Portfolio of Investments (Unaudited)

Nuveen Michigan Municipal Bond Fund (continued)

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	U.S. Guaranteed – 20.4% (3)

$250	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Series 2001A, 5.125%, 5/01/31 (Pre-refunded 5/01/12) – FSA Insured	5/12 at 100.00	AAA		$269,312

3,000	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A, 5.500%, 7/01/33 (Pre-refunded 7/01/11) – FGIC Insured	7/11 at 101.00	AAA		3,273,000

2,505	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2003A, 5.000%, 7/01/25 (Pre-refunded 7/01/13) – MBIA Insured	7/13 at 100.00	Aaa		2,715,821

2,500	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Residual Option Long Series II-R-103, 7.656%, 1/01/10 (Pre-refunded 1/01/10) (IF)	1/10 at 101.00	AAA		2,868,875

8,000	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1999A, 5.750%, 7/01/26 (Pre-refunded to 1/01/10) – FGIC Insured (UB)	1/10 at 101.00	AAA		8,590,160

2,000	Garden City School District, Wayne County, Michigan, General Obligation Refunding Bonds, Series 2001, 5.000%, 5/01/26 (Pre-refunded 5/01/11)	5/11 at 100.00	AA	(3)	2,118,860

2,500	Kalamazoo Economic Development Corporation, Michigan, Limited Obligation Revenue and Refunding Bonds, Friendship Village of Kalamazoo, Series 1997A, 6.250%, 5/15/27 (Pre-refunded 5/15/07)	5/07 at 102.00	AAA		2,579,700

3,750	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2001A, 5.500%, 1/15/31 (Pre-refunded 7/15/11)	7/11 at 101.00	AA	(3)	4,086,900

75	Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000, 6.000%, 5/01/12 (ETM)	No Opt. Call	A3	(3)	82,260

5,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Ascension Health Credit Group, Series 1999A, 6.125%, 11/15/26 (Pre-refunded 11/15/09)	11/09 at 101.00	AAA		5,407,900

2,200	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Series 1999A, 6.000%, 11/15/24 (Pre-refunded 11/15/09)	11/09 at 101.00	A1	(3)	2,372,150

3,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health System, Series 2003A, 5.625%, 3/01/17 (Pre-refunded 3/01/13)	3/13 at 100.00	A1	(3)	3,334,590

2,000	Michigan State Trunk Line, Fund Bonds, Series 2001A, 5.000%, 11/01/25 (Pre-refunded 11/01/11) – FSA Insured	11/11 at 100.00	AAA		2,131,180

605	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Clark Retirement Community Inc., Series 1998, 5.250%, 6/01/18 (Pre-refunded 6/01/08)	6/08 at 100.00	N/R	(3)	619,429

1,500	Michigan, Certificates of Participation, Series 2000, 5.500%, 6/01/20 (Pre-refunded 6/01/10) – AMBAC Insured	6/10 at 100.00	AAA		1,594,275

160	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20 (Pre-refunded 7/01/10)	7/10 at 100.00	AAA		167,114

1,235	Rochester Community School District, Oakland and Macomb Counties, Michigan, General Obligation Bonds, Series 2000I, 5.750%, 5/01/19 (Pre-refunded 5/01/10) – FGIC Insured	5/10 at 100.00	AAA		1,323,167

	Southgate Community School District, Wayne County, Michigan, General Obligation Bonds, Series 1999:
1,500	5.000%, 5/01/25 (Pre-refunded 5/01/09) – FGIC Insured	5/09 at 100.00	AAA		1,551,900
1,500	5.000%, 5/01/25 (Pre-refunded 5/01/09) – FGIC Insured	5/09 at 100.00	AAA		1,551,900

1,625	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, Series 2004, 5.250%, 5/01/22 (Pre-refunded 5/01/14) – MBIA Insured	5/14 at 100.00	AAA		1,802,076
44,905	Total U.S. Guaranteed				48,440,569
	Utilities – 4.5%

1,000	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds, Series 2003A, 5.000%, 7/01/21 – FSA Insured	7/13 at 100.00	AAA		1,075,640

1,000	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2001A, 5.250%, 1/01/27 – AMBAC Insured	1/12 at 100.00	AAA		1,065,030

925	Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000, 6.000%, 5/01/12	No Opt. Call	A3		995,402

3,300	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding Bonds, Fixed Rate Conversion, Detroit Edison Company, Series 1999C, 5.650%, 9/01/29 (Alternative Minimum Tax)	9/11 at 100.00	A3		3,518,493

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Utilities (continued)

$1,000	Monroe County Economic Development Corporation, Michigan, Collateralized Limited Obligation Revenue Refunding Bonds, Detroit Edison Company, Series 1992AA, 6.950%, 9/01/22 – FGIC Insured	No Opt. Call	AAA	$1,338,990

4,000	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 1989O, 0.000%, 7/01/17 – MBIA Insured	No Opt. Call	AAA	2,676,960
11,225	Total Utilities			10,670,515
	Water and Sewer – 12.2%

5,000	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006A, 5.000%, 7/01/34 – FSA Insured	7/16 at 100.00	AAA	5,372,050

3,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001A, 5.125%, 7/01/31 – FGIC Insured	7/11 at 100.00	AAA	3,155,430

2,500	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A, 5.000%, 7/01/30 – FGIC Insured	7/11 at 100.00	AAA	2,602,125

2,495	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2003A, 5.000%, 7/01/25 – MBIA Insured	7/13 at 100.00	AAA	2,638,862

4,455	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1999A, 0.000%, 7/01/19 – FGIC Insured	No Opt. Call	AAA	2,653,309

4,000	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2005, 5.000%, 1/01/30 – MBIA Insured	7/15 at 100.00	AAA	4,298,640

1,625	Lansing, Michigan, Sewerage Disposal System Revenue Bonds, Series 2003, 5.000%, 5/01/21 – FGIC Insured	5/14 at 100.00	AAA	1,742,943

2,075	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2005, 5.000%, 10/01/19	10/15 at 100.00	AAA	2,268,120

4,055	Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2004, 5.000%, 10/01/24	10/14 at 100.00	AAA	4,366,221
29,205	Total Water and Sewer			29,097,700
$240,315	Total Long-Term Investments (cost $223,775,630) – 100.6%			239,930,020

	Short-Term Investments – 0.2%

$500	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand Obligations, Series 1985, 3.290%, 12/01/15 – MBIA Insured (4)		A-1	500,000

	Total Short-Term Investments (cost $500,000)			500,000

	Total Investments (cost $224,275,630) – 100.8%			240,430,020

	Floating Rate Obligations – (1.7%)			(4,000,000)

	Other Assets Less Liabilities – 0.9%			2,076,691

	Net Assets – 100%			$238,506,711

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(4)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

See accompanying notes to financial statements.

Portfolio of Investments (Unaudited)

Nuveen Missouri Municipal Bond Fund

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Consumer Discretionary – 0.9%

$3,225	St. Louis Industrial Development Authority, Missouri, Senior Lien Revenue Bonds, St. Louis Convention Center Headquarters Hotel, Series 2000A, 0.000%, 7/15/15 – AMBAC Insured	No Opt. Call	AAA	$2,303,263
	Consumer Staples – 4.7%

3,000	Cape Girardeau County Industrial Development Authority, Missouri, Solid Waste Disposal Revenue Bonds, Procter & Gamble Products Company Project, Series 1998, 5.300%, 5/15/28 (Alternative Minimum Tax)	5/08 at 101.00	AA–	3,074,760

8,100	Missouri Development Finance Board, Solid Waste Disposal Revenue Bonds, Procter and Gamble Inc., Series 1999, 5.200%, 3/15/29 (Alternative Minimum Tax)	No Opt. Call	AA–	9,296,451
11,100	Total Consumer Staples			12,371,211
	Education and Civic Organizations – 7.2%

	Curators of the University of Missouri, System Facilities Revenue Bonds, Series 2003A:
1,000	5.000%, 11/01/21	11/13 at 100.00	AA	1,079,640
1,200	5.000%, 11/01/31	11/13 at 100.00	AA	1,277,844

1,500	Curators of the University of Missouri, System Facilities Revenue Bonds, Series 2006, 5.000%, 11/01/26	11/15 at 100.00	AA	1,621,485

1,100	Missouri Health and Educational Facilities Authority, Revenue Bonds, Barstow School, Series 1998, 5.250%, 10/01/23	10/08 at 100.00	N/R	1,112,089

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Maryville University of St. Louis, Series 1997:
1,000	5.625%, 6/15/13	6/07 at 101.00	Baa2	1,018,300
1,750	5.750%, 6/15/17	6/07 at 101.00	Baa2	1,781,273

1,100	Missouri Health and Educational Facilities Authority, Revenue Bonds, Maryville University of St. Louis, Series 2000, 6.750%, 6/15/30	6/10 at 100.00	Baa2	1,181,466

900	Missouri Health and Educational Facilities Authority, Revenue Bonds, Stephens College, Series 1999, 6.000%, 6/01/24	6/08 at 102.00	A1	942,489

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2001A, 5.500%, 6/15/16	No Opt. Call	AAA	1,150,180

1,360	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University, Series 2001, 5.500%, 4/01/18 – MBIA Insured	4/11 at 100.00	Aaa	1,460,830

4,190	Missouri Higher Education Loan Authority, Subordinate Lien Student Loan Revenue Bonds, Series 1994F, 6.750%, 2/15/09 (Alternative Minimum Tax)	2/07 at 100.00	A2	4,202,402

2,060	Southeast Missouri State University, System Facilities Revenue Refunding and Improvement Bonds, Series 2001, 5.000%, 4/01/26 – MBIA Insured	4/11 at 100.00	Aaa	2,147,406
18,160	Total Education and Civic Organizations			18,975,404
	Health Care – 8.5%

1,250	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2004, 5.500%, 2/15/29	2/15 at 102.00	BBB+	1,360,825

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series 2003, 5.125%, 5/15/25	5/13 at 100.00	AA	1,056,750

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series 2005A, 5.000%, 5/15/22	5/15 at 100.00	AA	1,068,550

500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Capital Region Medical Center, Series 1998, 5.250%, 11/01/23	5/07 at 100.00	BBB+	500,275

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Freeman Health System, Series 1998:
1,500	5.250%, 2/15/18	2/08 at 102.00	BBB+	1,539,195
1,300	5.250%, 2/15/28	2/08 at 102.00	BBB+	1,332,058

2,750	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health System, Series 2003, 5.700%, 2/15/34	2/14 at 100.00	BBB+	2,975,638

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lester E. Cox Medical Center, Series 1992H:
2,650	0.000%, 9/01/17 – MBIA Insured	No Opt. Call	AAA	1,721,891
4,740	0.000%, 9/01/21 – MBIA Insured	No Opt. Call	AAA	2,567,231
6,300	0.000%, 9/01/22 – MBIA Insured	No Opt. Call	AAA	3,258,108

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Health Care (continued)

$1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, St. Luke’s Health System, Series 2001, 5.250%, 12/01/26 – FSA Insured	6/11 at 101.00	AAA	$1,059,620

1,000	New Liberty Hospital District, Missouri, Revenue Bonds, Series 2001, 5.000%, 12/01/21 – AMBAC Insured	12/11 at 100.00	AAA	1,047,470

2,880	Taney County Industrial Development Authority, Missouri, Hospital Revenue Bonds, Skaggs Community Hospital Association, Series 1998, 5.400%, 5/15/28	5/08 at 101.00	BBB	2,948,774
27,870	Total Health Care			22,436,385
	Housing/Multifamily – 6.3%

1,320	Clay County Industrial Development Authority, Missouri, GNMA Multifamily Housing Revenue Bonds, Oak Creek Apartments, Series 2002, 6.125%, 7/20/25 (Alternative Minimum Tax)	7/13 at 105.00	AAA	1,454,059

	Missouri Housing Development Commission, GNMA Collateralized Multifamily Housing Revenue Bonds, JB Hughes Apartments I and II, Series 2002G:
251	6.200%, 5/20/19	5/12 at 105.00	Aaa	268,327
975	6.300%, 5/20/37	5/12 at 105.00	Aaa	1,057,875

2,465	Missouri Housing Development Commission, Multifamily Housing Revenue Bonds, Mansion Apartments II, Series 1999, 6.125%, 4/01/22 (Alternative Minimum Tax)	4/08 at 102.00	N/R	2,525,836

1,805	St. Louis County Industrial Development Authority, Missouri, GNMA Collateralized Subordinate Lien Housing Revenue Refunding Bonds, Southfield and Oak Forest II Apartments, Series 2002A, 5.200%, 1/20/36	1/09 at 105.00	AAA	1,874,511

9,105	St. Louis County Industrial Development Authority, Missouri, GNMA Mortgage-Backed Multifamily Housing Revenue Bonds, Covington Manor Apartments, Series 1996A, 6.875%, 8/20/36 (Alternative Minimum Tax)	2/07 at 105.00	AAA	9,569,536
15,921	Total Housing/Multifamily			16,750,144
	Housing/Single Family – 3.5%

	Missouri Housing Development Commission, GNMA Single Family Remarketed Mortgage Revenue Bonds, Homeownership Loan Program, Series 1995B:
290	6.375%, 9/01/20 (Alternative Minimum Tax)	3/07 at 102.00	AAA	293,233
230	6.450%, 9/01/27 (Alternative Minimum Tax)	3/07 at 102.00	AAA	232,650

125	Missouri Housing Development Commission, GNMA/FNMA Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 1996D, 6.125%, 3/01/28 (Alternative Minimum Tax)	1/07 at 102.00	AAA	127,370

20	Missouri Housing Development Commission, GNMA/FNMA Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 1997A-2, 7.300%, 3/01/28 (Alternative Minimum Tax)	3/07 at 105.00	AAA	20,324

90	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 1995C, 7.250%, 9/01/26 (Alternative Minimum Tax)	3/07 at 104.00	AAA	91,398

60	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 1996B, 7.550%, 9/01/27 (Alternative Minimum Tax)	3/07 at 105.00	AAA	61,032

125	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 1998B-2, 6.400%, 3/01/29 (Alternative Minimum Tax)	3/08 at 105.00	AAA	128,411

330	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2000A-1, 6.300%, 9/01/25 (Alternative Minimum Tax)	9/09 at 100.00	AAA	333,554

230	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2000B-1, 6.200%, 9/01/25 (Alternative Minimum Tax)	3/10 at 100.00	AAA	232,010

2,815	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2005A-1, 5.900%, 9/01/35 (Alternative Minimum Tax)	9/14 at 100.00	AAA	3,024,183

4,250	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2006E-1, 5.600%, 3/01/37 (Alternative Minimum Tax)	3/16 at 104.50	AAA	4,639,428
8,565	Total Housing/Single Family			9,183,593
	Long-Term Care – 8.0%

1,000	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior Services – Heisinger Project, Series 2004, 5.500%, 2/01/35	2/14 at 100.00	N/R	1,068,780

Portfolio of Investments (Unaudited)

Nuveen Missouri Municipal Bond Fund (continued)

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Long-Term Care (continued)

$4,250	Kansas City Industrial Development Authority, Missouri, Retirement Center Revenue Refunding and Improvement Bonds, Kingswood Project, Series 1998A, 5.875%, 11/15/29	11/08 at 102.00	N/R	$4,275,882

1,000	Lees Summit Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, John Knox Village, Series 1995, 6.625%, 8/15/13	2/07 at 101.00	N/R	1,011,990

5,000	Lees Summit Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, John Knox Village, Series 1999, 6.000%, 8/15/17	8/09 at 101.00	N/R	5,270,600

1,500	Lees Summit Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, John Knox Village, Series 2002, 5.700%, 8/15/22	8/12 at 101.00	N/R	1,617,030

1,285	Missouri Development Finance Board, Healthcare Facilities Revenue Bonds, Lutheran Home for the Aged, Series 2001A, 5.600%, 11/01/21	11/11 at 100.00	A2	1,348,029

3,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 1997, 5.875%, 2/01/23	2/07 at 102.00	N/R	3,579,450

1,200	St. Louis County Industrial Development Authority, Missouri, GNMA Collateralized Healthcare Facilities Revenue Bonds, Mary, Queen and Mother Association, Series 2001, 5.400%, 9/20/34	3/10 at 102.00	AAA	1,271,208

1,800	St. Louis County Industrial Development Authority, Missouri, Revenue Refunding Bonds, Friendship Village of West County, Series 1996A, 6.250%, 9/01/10	3/07 at 102.00	N/R	1,837,674
20,535	Total Long-Term Care			21,280,643
	Materials – 0.3%

1,000	Sugar Creek, Missouri, Industrial Development Revenue Bonds, Lafarge North America Inc., Series 2003A, 5.650%, 6/01/37 (Alternative Minimum Tax)	6/13 at 101.00	BBB	1,068,960
	Tax Obligation/General – 15.9%

1,500	Branson Reorganized School District R-4, Taney County, Missouri, General Obligation Bonds, Series 2005, 5.000%, 3/01/25 – FSA Insured	3/15 at 100.00	AAA	1,612,650

1,500	Camdenton Reorganized School District R3, Camden County, Missouri, General Obligation Bonds, Series 2005, 5.250%, 3/01/24 – FSA Insured	No Opt. Call	AAA	1,652,190

2,000	Cass County Reorganized School District R-II, Raymore and Peculiar, Missouri, General Obligation Bonds, Series 2002, 5.250%, 3/01/20 – FSA Insured	3/12 at 100.00	AAA	2,151,100

540	Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds, Series 2001C, 5.200%, 3/01/21	3/12 at 100.00	AA+	579,301

1,280	Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds, Series 2002B, 5.000%, 3/01/22 – FSA Insured	3/12 at 100.00	AAA	1,349,952

1,000	Greene County Reorganized School District R8, Missouri, General Obligation Bonds, Series 2002, 5.250%, 3/01/20 – FSA Insured	3/12 at 100.00	AAA	1,075,550

2,500	Hickman Mills C-1 School District, Jackson County, Missouri, General Obligation Bonds, Series 2003, 5.000%, 3/01/21 – FSA Insured	3/13 at 100.00	AAA	2,681,975

1,450	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation Bonds, Series 2004, 5.000%, 3/01/21 – MBIA Insured	3/14 at 100.00	Aaa	1,555,038

1,000	Jefferson City School District, Missouri, General Obligation Bonds, Series 1991A, 6.700%, 3/01/11	No Opt. Call	Aa2	1,081,310

3,000	Kansas City, Missouri, General Obligation Bonds, Series 2004F, 5.000%, 2/01/24	2/14 at 100.00	AA	3,213,240

2,000	Miller County School District R-2, Osage, Missouri, General Obligation Bonds, Series 2006, 5.000%, 3/01/24 – FSA Insured	3/16 at 100.00	AAA	2,166,960

1,250	Nixa, Missouri, Reorganized School District R 02, General Obligation Bonds, Series 2006, 5.250%, 3/01/24 – FSA Insured	3/16 at 100.00	AAA	1,389,700

4,500	North Kansas City School District 74, Clay County, Missouri, General Obligation Bonds, Series 2005, 5.000%, 3/01/25	3/15 at 100.00	AA+	4,831,380

1,000	Pevely, Missouri, General Obligation Bonds, Series 2004, 5.250%, 3/01/24 – RAAI Insured	3/13 at 100.00	AA	1,067,060

2,275	Platte County Reorganized School District R3, Missouri, General Obligation Bonds, Series 2004, 5.000%, 3/01/20 – MBIA Insured	3/14 at 100.00	AAA	2,448,765

750	Polk County R-1 School District, Bolivar, Missouri, General Obligation Bonds, Missouri Direct Deposit Program, Series 2000, 5.700%, 3/01/20	3/10 at 100.00	AA+	796,822

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Tax Obligation/General (continued)

	Springfield School District R12, Missouri, General Obligation Bonds, Series 2003:
$2,875	5.125%, 3/01/20 – FGIC Insured	3/13 at 100.00	AAA	$3,104,166
3,000	5.000%, 3/01/22 – FGIC Insured	3/13 at 100.00	AAA	3,188,220
1,250	5.000%, 3/01/23 – FGIC Insured	3/13 at 100.00	AAA	1,328,425

1,605	St. Louis Board of Education, Missouri, General Obligation Refunding Bonds, Series 2003A, 5.000%, 4/01/20 – FSA Insured	4/13 at 100.00	AAA	1,723,224

1,345	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series 2000, 6.500%, 3/01/14 – FGIC Insured	No Opt. Call	AAA	1,594,955

1,450	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series 2004, 5.250%, 3/01/20 – FSA Insured	3/14 at 100.00	AAA	1,586,909
39,070	Total Tax Obligation/General			42,178,892
	Tax Obligation/Limited – 17.8%

575	Brentwood, Missouri, Tax Increment Refunding Bonds, Promenade Project, Series 2002, 4.700%, 4/01/19 – RAAI Insured	4/09 at 100.00	AA	582,596

1,290	Cape Girardeau County Building Corporation, Missouri, Leasehold Revenue Bonds, Reorganized School District R-02, Jackson R-II School District High School Project, Series 2005, 5.250%, 3/01/21 – MBIA Insured	3/16 at 100.00	AAA	1,429,913

1,875	Christian County Public Building Corporation, Missouri, Leasehold Revenue Bonds, Justice Center Project, Series 2000, 5.450%, 6/01/15 – RAAI Insured	6/10 at 100.00	AA	1,969,294

420	Cottleville, Missouri, Certificates of Participation, Series 2006, 5.250%, 8/01/31	8/14 at 100.00	N/R	433,201

1,035	Dunklin County, Missouri, Certificates of Participation, Series 2004, 5.000%, 12/01/19 – FGIC Insured	12/14 at 100.00	AAA	1,125,594

2,770	Fenton, Missouri, Tax Increment Revenue Bonds, Gravois Bluffs Redevelopment Project, Series 2006, 4.500%, 4/01/21	4/14 at 100.00	N/R	2,822,907

1,685	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006, 5.000%, 6/01/28	6/16 at 100.00	N/R	1,675,109

3,000	Harrisonville, Missouri, Lease Participation Certificates, Series 2003, 5.000%, 12/01/22 – XLCA Insured	12/13 at 100.00	AAA	3,195,780

2,525	Kansas City Tax Increment Financing District, Missouri, Tax Increment Revenue Bonds, Briarcliff West Project, Series 2006A, 5.400%, 6/01/24	6/14 at 102.00	N/R	2,609,335

3,885	Missouri Association of Rural Education, Pulaski County, Certificates of Participation, Waynesville School District R-6, Series 2004, 5.100%, 3/01/24 – MBIA Insured	3/09 at 100.00	AAA	4,004,697

2,335	Missouri Development Finance Board, Independence, Infrastructure Facilities Revenue Bonds, Crackerneck Creek Project, Series 2006C, 5.000%, 3/01/28	3/16 at 100.00	A+	2,464,919

4,000	Missouri Development Finance Board, Independence, Infrastructure Facilities Revenue Bonds, Santa Fe Redevelopment Project, Series 2001, 5.250%, 4/01/23	4/11 at 100.00	A+	4,149,440

1,920	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing Project, Series 2005A, 5.000%, 6/01/35	6/15 at 100.00	BBB+	1,993,382

1,500	Missouri Development Finance Board, Kansas City, Infrastructure Facilities Revenue Bonds, Midtown Redevelopment Project, Series 2000A, 5.750%, 4/01/22 – MBIA Insured	4/10 at 100.00	AAA	1,598,010

450	Monarch-Chesterfield Levee District, St. Louis County, Missouri, Levee District Improvement Bonds, Series 1999, 5.750%, 3/01/19 – MBIA Insured	3/10 at 101.00	AAA	483,210

1,705	O’Fallon, Missouri, Certificates of Participation, Series 2002, 5.250%, 2/01/15 – MBIA Insured	2/12 at 100.00	Aaa	1,831,545

3,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 1993L, 5.500%, 7/01/21	No Opt. Call	BBB	3,430,860

500	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Y, 5.500%, 7/01/36	7/16 at 100.00	BBB+	560,270

1,170	Riverside, Missouri, L-385 Levee Redevelopment Plan Tax Increment Revenue Bonds, Series 2004, 5.250%, 5/01/20	5/15 at 100.00	BBB	1,222,135

1,945	Springfield Center City Development Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park Exposition Center, Series 2002A, 5.000%, 6/01/27 – AMBAC Insured	6/12 at 100.00	Aaa	2,042,658

2,950	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park Projects, Series 2000A, 6.125%, 6/01/21 – AMBAC Insured	6/10 at 100.00	AAA	3,194,585

Portfolio of Investments (Unaudited)

Nuveen Missouri Municipal Bond Fund (continued)

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Tax Obligation/Limited (continued)

$2,500	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Series 2004, 5.000%, 3/01/24 – AMBAC Insured	3/14 at 100.00	Aaa		$2,661,550

600	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A, 5.500%, 11/01/27	11/14 at 100.00	N/R		617,220

1,000	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.500%, 11/01/27	11/14 at 100.00	N/R		1,028,700
44,635	Total Tax Obligation/Limited				47,126,910
	Transportation – 8.3%

2,000	Kansas City, Missouri, Passenger Facility Charge Revenue Bonds, Kansas City International Airport, Series 2001, 5.000%, 4/01/23 – AMBAC Insured (Alternative Minimum Tax)	4/11 at 101.00	AAA		2,085,880

	St. Louis Land Clearance Redevelopment Authority, Missouri, Revenue Refunding and Improvement Bonds, LCRA Parking Facilities, Series 1999C:
1,000	7.000%, 9/01/19	9/09 at 102.00	N/R		1,059,820
2,400	7.050%, 9/01/24	9/09 at 102.00	N/R		2,536,464

5,000	St. Louis, Missouri, Airport Revenue Bonds, Airport Development Program, Series 2001A, 5.000%, 7/01/26 – MBIA Insured	7/11 at 100.00	AAA		5,212,750

	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005:
3,320	5.000%, 7/01/22 – MBIA Insured	7/15 at 100.00	AAA		3,565,381
2,395	5.000%, 7/01/23 – MBIA Insured	7/15 at 100.00	AAA		2,566,626

	St. Louis, Missouri, Airport Revenue Refunding Bonds, Series 2003A:
3,450	5.250%, 7/01/16 – FSA Insured	7/13 at 100.00	AAA		3,752,565
1,000	5.250%, 7/01/18 – FSA Insured	7/13 at 100.00	AAA		1,083,750
20,565	Total Transportation				21,863,236
	U.S. Guaranteed – 7.1% (3)

4,500	Cape Girardeau County, Missouri, Single Family Mortgage Revenue Bonds, Series 1983, 0.000%, 12/01/14 (ETM)	No Opt. Call	Aaa		3,343,140

1,025	Excelsior Springs School District, Missouri, Leasehold Revenue Bonds, Series 1994, 0.000%, 3/01/14 – FSA Insured (ETM)	No Opt. Call	AAA		784,002

2,500	Fenton, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Gravois Bluffs Redevelopment Project, Series 2002, 6.125%, 10/01/21 (Pre-refunded 10/01/12)	10/12 at 100.00	N/R	(3)	2,830,875

235	Greene County, Missouri, Single Family Mortgage Revenue Bonds, Series 1984, 0.000%, 3/01/16 (ETM)	No Opt. Call	Aaa		164,951

1,000	Kansas City Metropolitan Community Colleges Building Corporation, Missouri, Leasehold Revenue Bonds, Junior College District of Metropolitan Kansas City, Series 2001, 5.500%, 7/01/18 (Pre-refunded 7/01/11) – FGIC Insured	7/11 at 100.00	Aaa		1,080,730

2,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Riverside-Quindaro Bend Levee District L-385, Series 2001, 5.800%, 3/01/20 (Pre-refunded 3/01/10)	3/10 at 100.00	N/R	(3)	2,115,220

1,895	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series 1994A, 6.750%, 5/15/14 (ETM)	No Opt. Call	Aaa		2,278,245

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Central Institute for the Deaf, Series 1999, 5.850%, 1/01/22 (Pre-refunded 1/01/10) – RAAI Insured	1/10 at 100.00	AA	(3)	1,065,880

2,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, St. Anthony’s Medical Center, Series 2000, 6.250%, 12/01/30 (Pre-refunded 12/01/10)	12/10 at 101.00	A	(3)	2,212,880

450	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series 2004, 5.250%, 3/01/20 (Pre-refunded 3/01/14) – FSA Insured	3/14 at 100.00	AAA		498,060

1,240	St. Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Carnahan Courthouse, Series 2002A, 5.750%, 2/15/17 (Pre-refunded 2/15/12) – FGIC Insured	2/12 at 100.00	Aaa		1,366,443

950	Texas County, Missouri, Hospital Revenue Bonds, Texas County Memorial Hospital, Series 2000, 7.250%, 6/15/25 (Pre-refunded 6/15/10)	6/10 at 100.00	N/R	(3)	1,060,466
18,795	Total U.S. Guaranteed				18,800,892

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Utilities – 4.6%

$2,710	Columbia, Missouri, Water and Electric Revenue Bonds, Series 2002A, 5.000%, 10/01/26 – AMBAC Insured	10/12 at 100.00	AAA	$2,865,554

1,195	Nixa, Missouri, Electric System Revenue Bonds, Series 2005, 5.000%, 4/01/25 – XLCA Insured	4/13 at 100.00	AAA	1,256,793

2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 5.250%, 7/01/23 – MBIA Insured	No Opt. Call	AAA	2,331,440

2,000	Sikeston, Missouri, Electric System Revenue Bonds, Series 1992, 6.200%, 6/01/10 – MBIA Insured	No Opt. Call	AAA	2,118,340

3,030	Sikeston, Missouri, Electric System Revenue Refunding Bonds, Series 1996, 6.000%, 6/01/14 – MBIA Insured	No Opt. Call	AAA	3,510,255
10,935	Total Utilities			12,082,382
	Water and Sewer – 5.5%

1,825	Kansas City, Missouri, Sewerage System Revenue Bonds, Series 2002D-1, 5.375%, 1/01/22	1/12 at 100.00	AA	1,961,985

3,385	Metropolitan St. Louis Sewerage District, Missouri, Revenue Bonds, Wastewater System, Series 2004A, 5.000%, 5/01/20 – MBIA Insured	5/14 at 100.00	AAA	3,648,793

1,600	Missouri Development Finance Board, Independence, Infrastructure Facilities Revenue Bonds, Water System Improvement Projects, Series 2004, 5.000%, 11/01/24 – AMBAC Insured	11/14 at 100.00	AAA	1,717,184

1,635	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue Refunding Bonds, Tri-County Water Authority, Series 1999, 6.000%, 4/01/22 – RAAI Insured	4/09 at 100.00	AA	1,712,532

1,345	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, Series 2003B, 5.125%, 1/01/21	1/13 at 100.00	Aaa	1,449,695

1,000	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2005A, 5.000%, 7/01/25	7/15 at 100.00	Aaa	1,081,470

	St. Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Series 2002A:
750	5.000%, 12/01/26 – MBIA Insured	12/11 at 100.00	Aaa	783,525
1,000	5.250%, 12/01/28 – MBIA Insured	12/11 at 100.00	Aaa	1,065,030

1,000	West Plains, Missouri, Sewerage System Revenue Bonds, Series 2004, 5.125%, 7/01/24 – FSA Insured	7/12 at 100.00	AAA	1,072,850
13,540	Total Water and Sewer			14,493,064
$253,916	Total Long-Term Investments (cost $245,737,945) – 98.6%			260,914,979

	Short-Term Investments – 0.1%

$300	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand Obligations, Series 1985, 3.290%, 12/01/15 – MBIA Insured (4)		A-1	300,000

	Total Short-Term Investments (cost $300,000)			300,000

	Total Investments (cost $246,037,945) – 98.7%			261,214,979

	Other Assets Less Liabilities – 1.3%			3,396,233

	Net Assets – 100%			$264,611,212

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(4)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

N/R	Not rated.

(ETM)	Escrowed to maturity.

See accompanying notes to financial statements.

Portfolio of Investments (Unaudited)

Nuveen Ohio Municipal Bond Fund

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Consumer Staples – 1.3%

$6,700	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	$7,060,594
	Education and Civic Organizations – 8.4%

4,090	Cleveland State University, Ohio, General Receipts Bonds, Series 2003A, 5.000%, 6/01/23 – FGIC Insured	6/13 at 100.00	AAA	4,355,891

	Ohio Higher Education Facilities Commission, General Revenue Bonds, Case Western Reserve University, Series 2004A:
2,310	5.000%, 12/01/16 – AMBAC Insured	12/13 at 100.00	AAA	2,487,431
2,825	5.000%, 12/01/17 – AMBAC Insured	12/13 at 100.00	AAA	3,034,785
2,975	5.000%, 12/01/18 – AMBAC Insured	12/13 at 100.00	AAA	3,190,063

3,850	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series 2006, 5.000%, 7/01/41	7/16 at 100.00	A+	4,079,922

1,750	Ohio Higher Education Facilities Commission, General Revenue Bonds, Oberlin College, Series 2003, 5.125%, 10/01/24	10/13 at 100.00	AA	1,867,285

910	Ohio Higher Education Facilities Commission, Revenue Bonds, Case Western Reserve University, Series 1990B, 6.500%, 10/01/20	No Opt. Call	AA–	1,132,568

3,000	Ohio Higher Education Facilities Commission, Revenue Bonds, Case Western Reserve University, Series 2002B, 5.500%, 10/01/22	10/12 at 100.00	AA–	3,269,460

	Ohio Higher Education Facilities Commission, Revenue Bonds, Wittenberg University, Series 2005:
1,000	5.000%, 12/01/24	12/15 at 100.00	Baa1	1,043,070
1,000	5.000%, 12/01/29	12/15 at 100.00	Baa1	1,039,300

2,730	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University, Series 2004, 5.000%, 11/01/20	11/14 at 100.00	AA	2,943,431

	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Series 2004:
1,315	5.000%, 12/01/25 – AMBAC Insured	12/14 at 100.00	AAA	1,404,762
1,060	5.000%, 12/01/27 – AMBAC Insured	12/14 at 100.00	AAA	1,132,356

	Ohio Higher Educational Facilities Commission, Revenue Bonds, Wittenberg University, Series 2001:
1,200	5.500%, 12/01/21	12/11 at 100.00	Baa1	1,274,460
2,075	5.000%, 12/01/26	12/11 at 100.00	Baa1	2,143,994

	Ohio University at Athens, Subordinate Lien General Receipts Bonds, Series 2004:
1,855	5.000%, 12/01/21 – MBIA Insured	6/14 at 100.00	AAA	1,990,990
1,900	5.000%, 12/01/23 – MBIA Insured	6/14 at 100.00	AAA	2,032,905

2,000	University of Cincinnati, Ohio, General Receipts Bonds, Series 2001A, 5.250%, 6/01/24 – FGIC Insured	6/11 at 101.00	AAA	2,141,020

1,675	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004A, 5.000%, 6/01/21 – AMBAC Insured	6/14 at 100.00	AAA	1,797,794

	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004D:
1,325	5.000%, 6/01/24 – AMBAC Insured	6/14 at 100.00	AAA	1,415,020
1,005	5.000%, 6/01/26 – AMBAC Insured	6/14 at 100.00	AAA	1,071,933

1,025	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004E, 5.000%, 6/01/21 – AMBAC Insured	12/14 at 100.00	AAA	1,104,427
42,875	Total Education and Civic Organizations			45,952,867
	Health Care – 8.4%

7,000	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health System, Series 1998A, 5.375%, 11/15/24	11/09 at 101.00	Baa1	7,228,620

1,065	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds, Children’s Hospital Medical Center, Series 2003, 5.250%, 11/15/25 – FSA Insured	11/13 at 100.00	Aaa	1,149,508

1,000	Cuyahoga County, Ohio, Hospital Revenue Refunding and Improvement Bonds, MetroHealth System, Series 1997, 5.625%, 2/15/17 – MBIA Insured	2/07 at 102.00	AAA	1,023,690

4,400	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A, 6.000%, 1/01/32	7/13 at 100.00	Aa3	4,913,040

2,500	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center, Series 2002A, 5.625%, 8/15/32	8/12 at 101.00	A	2,700,675

6,000	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center, Series 2006, 5.250%, 8/15/46	8/16 at 100.00	A	6,405,900

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Health Care (continued)

$130	Franklin County, Ohio, Hospital Revenue Bonds, Holy Cross Health System Corporation, Series 1996, 5.800%, 6/01/16	12/06 at 102.00	Aa2	$132,791

2,000	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center Inc., Series 2006, 5.250%, 5/15/26	5/16 at 100.00	A–	2,161,680

4,000	Middleburg Heights, Ohio, Hospital Improvement Revenue Refunding Bonds, Southwest General Hospital, Series 1995, 5.625%, 8/15/15 – FSA Insured	8/08 at 102.00	AAA	4,194,400

7,000	Montgomery County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Kettering Medical Center, Series 1996, 6.250%, 4/01/20 – MBIA Insured	No Opt. Call	AAA	8,652,070

2,520	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%, 5/01/32	No Opt. Call	AA	2,653,535

665	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System Obligated Group, Series 2000B, 6.375%, 11/15/22	11/10 at 101.00	A–	728,601

2,700	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006, 5.250%, 11/15/36	11/16 at 100.00	A–	2,900,286

1,200	Tuscarawas County, Ohio, Hospital Facilities Revenue Bonds, Union Hospital Project, Series 2001, 5.250%, 10/01/31 – RAAI Insured	10/11 at 101.00	AA	1,268,964
42,180	Total Health Care			46,113,760
	Housing/Multifamily – 3.0%

1,055	Clark County, Ohio, Multifamily Housing Revenue Bonds, Church of God Retirement Home, Series 1998, 6.250%, 11/01/30 (Alternative Minimum Tax)	11/08 at 103.00	N/R	955,218

3,045	Franklin County, Ohio, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds, Carriage House Apartments Project, Series 2002, 5.400%, 3/20/37	9/11 at 102.00	Aaa	3,205,197

2,705	Henry County, Ohio, GNMA Collateralized Healthcare Facility Revenue Bonds, Alpine Village Project, Series 1999, 6.375%, 2/20/41	8/09 at 102.00	Aaa	2,906,874

4,985	Ohio Capital Corporation for Housing, FHA-Insured Section 8 Assisted Mortgage Loan Revenue Refunding Bonds, Series 1999D, 5.950%, 2/01/23	2/09 at 102.00	Aa2	5,238,986

4,000	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Collinson Apartments, Series 2006A, 4.800%, 3/20/48 (WI/DD, Settling 12/21/06) (Alternative Minimum Tax)	3/17 at 102.00	Aaa	4,000,000
15,790	Total Housing/Multifamily			16,306,275
	Housing/Single Family – 2.1%

3,715	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Remarketed Revenue Bonds, Series 1997A-1, 6.150%, 3/01/29 (Alternative Minimum Tax)	9/07 at 102.00	Aaa	3,823,292

1,925	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue Bonds, Series 1996B-3, 5.750%, 9/01/28 (Alternative Minimum Tax)	9/07 at 102.00	Aaa	1,961,190

1,895	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue Bonds, Series 1997C, 5.750%, 9/01/28 (Alternative Minimum Tax)	9/07 at 102.00	Aaa	1,947,776

1,400	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue Bonds, Series 1998A-1, 5.300%, 9/01/19 – FSA Insured (Alternative Minimum Tax)	3/08 at 101.50	AAA	1,434,482

270	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue Bonds, Series 1999C, 5.750%, 9/01/30 (Alternative Minimum Tax)	7/09 at 100.00	Aaa	272,165

2,000	Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006H, 5.000%, 9/01/31 (Alternative Minimum Tax)	9/15 at 100.00	Aaa	2,075,220
11,205	Total Housing/Single Family			11,514,125
	Industrials – 2.1%

400	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund Program – Columbia National Group Project, Series 2005D, 5.000%, 5/15/20 (Alternative Minimum Tax)	11/15 at 100.00	N/R	405,352

2,200	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Jergens Inc., Series 1998A, 5.375%, 5/15/18 (Alternative Minimum Tax)	5/08 at 102.00	N/R	2,238,346

6,300	Dayton, Ohio, Special Facilities Revenue Refunding Bonds, Emery Air Freight Corporation and Emery Worldwide Airlines Inc. – Guarantors, Series 1998A, 5.625%, 2/01/18	2/08 at 102.00	AAA	6,551,622

Portfolio of Investments (Unaudited)

Nuveen Ohio Municipal Bond Fund (continued)

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Industrials (continued)

	Ohio, Economic Development Revenue Bonds, Enterprise Bond Fund Loan Pool, Series 2002-4:
$500	5.000%, 6/01/15 (Alternative Minimum Tax)	6/12 at 102.00	AA–	$527,225
675	5.450%, 6/01/22 (Alternative Minimum Tax)	6/12 at 102.00	AA–	724,153

1,020	Ohio, Economic Development Revenue Bonds, Enterprise Bond Fund Loan Pool, Series 2002-7, 5.850%, 12/01/22 (Alternative Minimum Tax)	No Opt. Call	AA–	1,109,495
11,095	Total Industrials			11,556,193
	Long-Term Care – 2.9%

430	Franklin County, Ohio, FHA-Insured Hospital Revenue Refunding Mortgage Loan Bonds, Worthington Christian Village Nursing Home, Series 1992, 7.000%, 8/01/16	2/07 at 100.00	N/R	430,976

3,120	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Heinzerling Foundation, Series 1995, 6.200%, 11/01/20	5/07 at 101.00	Aa2	3,157,066

2,000	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Presbyterian Retirement Services, Series 2002A, 5.125%, 7/01/22 – RAAI Insured	7/12 at 100.00	AA	2,099,820

8,230	Hamilton County, Ohio, Health Care Revenue Bonds, Life Enriching Communitys Project, Series 2006A, 5.000%, 1/01/37 (WI/DD, Settling 12/01/06)	1/17 at 100.00	BBB	8,529,983

1,455	Napoleon, Ohio, FHA-Insured Healthcare Facilities Mortgage Revenue Refunding Bonds, Lutheran Orphans and Old Folks Home Society, Series 1994, 6.875%, 8/01/23	1/07 at 100.00	Aa2	1,458,608
15,235	Total Long-Term Care			15,676,453
	Materials – 0.5%

1,000	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004A, 4.800%, 3/01/22	3/14 at 101.00	A+	1,030,230

2,000	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004B, 4.500%, 12/01/15	No Opt. Call	A+	2,072,980
3,000	Total Materials			3,103,210
	Tax Obligation/General – 22.2%

	Adams County Valley School District, Adams and Highland Counties, Ohio, Unlimited Tax School Improvement General Obligation Bonds, Series 1995:
6,000	7.000%, 12/01/15 – MBIA Insured	No Opt. Call	AAA	7,208,220
9,500	5.250%, 12/01/21 – MBIA Insured	12/06 at 101.00	AAA	9,606,685

600	Anthony Wayne Local School District, Lucas, Wood and Fulton Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 1995, 0.000%, 12/01/13 – FGIC Insured	No Opt. Call	AAA	460,332

700	Buckeye Local School District, Medina County, Ohio, General Obligation Bonds, Series 2000, 5.500%, 12/01/25 – FGIC Insured	12/10 at 100.00	Aaa	751,058

2,305	Buckeye Valley Local School District, Ohio, Unlimited Tax General Obligation Bonds, Series 1995A, 6.850%, 12/01/15 – MBIA Insured	No Opt. Call	AAA	2,645,310

1,000	Butler County, Hamilton, Ohio, Limited Tax General Obligation Bonds, One Renaissance Center Acquisition, Series 2001, 5.375%, 11/01/17 – AMBAC Insured	11/11 at 101.00	Aaa	1,086,550

	Canal Winchester Local School District, Franklin and Fairfield Counties, Ohio, General Obligation Bonds, Series 2005B:
3,420	5.000%, 12/01/26 – MBIA Insured	6/15 at 100.00	Aaa	3,673,388
3,590	5.000%, 12/01/27 – MBIA Insured	6/15 at 100.00	Aaa	3,855,983

2,515	Canton City School District, Stark County, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/19 – MBIA Insured	6/15 at 100.00	AAA	2,737,502

2,295	Central Ohio Solid Waste Authority, General Obligation Bonds, Series 2004A, 5.000%, 12/01/15 – AMBAC Insured	6/14 at 100.00	AAA	2,490,006

	Chesapeake-Union Exempt Village School District, Ohio, General Obligation Bonds, Series 1986:
125	8.500%, 12/01/06	No Opt. Call	N/R	125,015
125	8.500%, 12/01/07	No Opt. Call	N/R	130,561
125	8.500%, 12/01/08	No Opt. Call	N/R	135,811
130	8.500%, 12/01/09	No Opt. Call	N/R	146,575

500	Columbus, Franklin County, Ohio, General Obligation Bonds, Series 1985, 9.375%, 4/15/07	No Opt. Call	AAA	510,620

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Tax Obligation/General (continued)

$2,675	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/22	12/14 at 100.00	AA+	$2,886,111

1,345	Cuyahoga County, Ohio, Limited Tax General Obligation Bonds, Series 1993, 5.650%, 5/15/18	No Opt. Call	Aa1	1,570,973

1,000	Cuyahoga County, Ohio, Limited Tax General Obligation Various Purpose Refunding Bonds, Series 1993B, 5.250%, 10/01/13	No Opt. Call	AA+	1,068,450

	Cuyahoga Falls, Ohio, General Obligation Bonds, Series 2004:
1,245	5.000%, 12/01/18 – MBIA Insured	6/14 at 100.00	Aaa	1,347,314
1,440	5.000%, 12/01/21 – MBIA Insured	6/14 at 100.00	Aaa	1,549,454

1,170	Dayton, Ohio, General Obligation Bonds, Series 2004, 5.250%, 12/01/15 – AMBAC Insured	6/14 at 100.00	AAA	1,295,131

	Delaware City School District, Delaware County, Ohio, Unlimited Tax General Obligation School Facilities Construction and Improvement Bonds, Series 1995:
1,000	0.000%, 12/01/10 – FGIC Insured	No Opt. Call	AAA	863,510
1,000	0.000%, 12/01/11 – FGIC Insured	No Opt. Call	AAA	830,380

1,000	Fairview Park, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/25 – MBIA Insured	12/15 at 100.00	Aaa	1,081,660

1,005	Findlay, Ohio, General Obligation Bonds, Series 2004, 5.250%, 7/01/15 – MBIA Insured	7/14 at 100.00	AAA	1,113,490

3,040	Franklin County, Ohio, Limited Tax General Obligation Refunding Bonds, Series 1993, 5.375%, 12/01/20	12/08 at 102.00	AAA	3,202,093

420	Geauga County, Ohio, Limited Tax General Obligation, Sewer District Improvement Bonds, Bainbridge Water Project, Series 1995, 6.850%, 12/01/10	12/06 at 101.00	Aa2	425,296

3,000	Granville Exempt Village School District, Ohio, General Obligation Bonds, Series 2001, 5.500%, 12/01/28	12/11 at 100.00	Aa2	3,234,630

3,810	Greater Cleveland Regional Transit Authority, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/17 – MBIA Insured	12/14 at 100.00	Aaa	4,149,547

1,270	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2003, 5.000%, 12/01/23 – MBIA Insured	6/13 at 100.00	Aaa	1,352,563

1,400	Kent City School District, Portage County, Ohio, General Obligation Library Improvement Bonds, Series 2004, 5.000%, 12/01/20 – FGIC Insured	12/14 at 100.00	AAA	1,515,500

945	Kettering, Ohio, Limited Tax General Obligation Bonds, Series 1991, 6.650%, 12/01/12	12/06 at 100.00	Aa3	947,344

	Kings Local School District, Warren County, Ohio, General Obligation School Improvement Bonds, Series 2005:
1,000	5.000%, 12/01/22 – MBIA Insured	6/15 at 100.00	AAA	1,083,090
1,480	5.000%, 12/01/24 – MBIA Insured	6/15 at 100.00	AAA	1,596,298

555	Lake County, Ohio, Limited Tax Sewer District Improvement Bonds, Series 2000, 5.600%, 12/01/20	No Opt. Call	Aa2	648,523

155	Logan County, Ohio, General Obligation Bonds, Series 1986, 7.750%, 12/01/06	No Opt. Call	A+	155,017

220	Lucas County, Ohio, General Obligation Bonds, Various Improvements, Series 1992, 6.650%, 12/01/12	12/06 at 100.00	A1	223,093

2,855	Marysville Exempted School District, Union County, Ohio, General Obligation Bonds, Series 2006, 5.000%, 12/01/24 – FSA Insured	12/15 at 100.00	AAA	3,090,395

1,265	Monroe Local School District, Butler County, Ohio, General Obligation Bonds, Series 2002, 5.750%, 12/01/20 – AMBAC Insured	No Opt. Call	Aaa	1,531,713

	Oak Hills Local School District, Hamilton County, Ohio, General Obligation Bonds, Series 2005:
3,740	5.000%, 12/01/23 – FSA Insured	12/15 at 100.00	AAA	4,042,454
1,000	5.000%, 12/01/25 – FSA Insured	12/15 at 100.00	AAA	1,078,510

1,000	Ohio, Common Schools Capital Facilities, General Obligation Bonds, Series 2001B, 5.000%, 9/15/21	9/11 at 100.00	AA+	1,057,670

1,000	Ohio, Full Faith and Credit General Obligation Infrastructure Improvement Bonds, Series 1994, 6.000%, 8/01/10	No Opt. Call	AA+	1,084,790

730	Ohio, General Obligation Bonds, Common Schools, Series 2004B, 5.000%, 3/15/21	3/14 at 100.00	AA+	784,093

6,055	Ohio, General Obligation Bonds, Infrastructure Improvements, Series 2003F, 5.000%, 2/01/22	2/13 at 100.00	AA+	6,430,410

1,845	Ohio, General Obligation Bonds, Series 2005A, 5.000%, 9/01/16	3/15 at 100.00	AA+	2,019,906

8,140	Ohio, General Obligation Higher Education Capital Facilities Bonds, Series 2001A, 5.000%, 2/01/20	2/11 at 100.00	AA+	8,553,024

1,495	Otsego Local School District, Wood, Henry and Lucas Counties, Ohio, General Obligation Bonds, Series 2004, 5.375%, 12/01/22 – FSA Insured	12/14 at 100.00	Aaa	1,658,344

Portfolio of Investments (Unaudited)

Nuveen Ohio Municipal Bond Fund (continued)

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Tax Obligation/General (continued)

$3,315	South Point Local School District, Lawrence County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/24 – FSA Insured	12/14 at 100.00	AAA	$3,562,432

3,500	Springfield City School District, Clark County, Ohio, General Obligation Bonds, Series 2001, 5.200%, 12/01/23 – FGIC Insured	12/11 at 102.00	Aaa	3,785,985

30	Strongsville, Ohio, Limited Tax General Obligation Various Purpose Improvement Bonds, Series 1996, 5.950%, 12/01/21	12/06 at 102.00	Aa1	30,654

1,185	Sugarcreek Local School District, Athens County, Ohio, General Obligation Bonds, Series 2003, 5.250%, 12/01/24 – MBIA Insured	12/13 at 100.00	Aaa	1,292,065

2,315	Summit County, Ohio, General Obligation Bonds, Series 2002R, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	AAA	2,754,549

3,755	Toledo City School District, Lucas County, Ohio, General Obligation Bonds, Series 2003B, 5.000%, 12/01/22 – FGIC Insured	12/13 at 100.00	Aaa	4,015,484

1,500	Upper Arlington City School District, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/20 – FSA Insured	6/15 at 100.00	AAA	1,630,305

	West Chester Township, Butler County, Ohio, General Obligation Bonds, Series 2003:
1,365	5.250%, 12/01/19 – MBIA Insured	12/13 at 100.00	Aaa	1,495,794
1,515	5.250%, 12/01/21 – MBIA Insured	12/13 at 100.00	Aaa	1,660,167

2,000	Westerville City School District, Franklin and Delaware Counties, Ohio, Various Purpose General Obligation Bonds, Series 2001, 5.000%, 12/01/27 – MBIA Insured	6/11 at 100.00	AAA	2,084,600
112,710	Total Tax Obligation/General			121,346,427
	Tax Obligation/Limited – 15.1%

5,690	Akron, Ohio, Income Tax Revenue Bonds, Community Learning Centers, Series 2004A, 5.000%, 12/01/33 – FGIC Insured	12/13 at 100.00	AAA	6,070,320

	Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke Realty Ohio, Series 2006:
950	5.000%, 12/01/25	12/16 at 102.00	N/R	970,226
1,165	5.000%, 12/01/30	12/16 at 102.00	N/R	1,178,118

6,300	Cleveland, Ohio, Certificates of Participation, Cleveland Stadium Project, Series 1997, 5.250%, 11/15/27 – AMBAC Insured	11/07 at 102.00	AAA	6,507,207

1,850	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, R.I.T.A. Project, Series 2004, 5.000%, 11/15/19 – RAAI Insured	11/14 at 100.00	AA	1,970,583

1,380	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%, 12/01/25 – AMBAC Insured	6/14 at 100.00	AAA	1,467,313

5,615	Franklin County, Ohio, Excise Tax and Lease Revenue Anticipation Bonds, Convention Facilities Authority, Series 2005, 5.000%, 12/01/25 – AMBAC Insured	12/15 at 100.00	AAA	6,038,203

1,210	Groveport, Ohio, Special Obligation Income Tax Receipts Bonds, Series 2002, 5.000%, 12/01/22 – MBIA Insured	12/12 at 100.00	Aaa	1,284,609

	Hamilton County Convention Facilities Authority, Ohio, First Lien Revenue Bonds, Series 2004:
2,300	5.000%, 12/01/20 – FGIC Insured	6/14 at 100.00	AAA	2,470,154
1,000	5.000%, 12/01/21 – FGIC Insured	6/14 at 100.00	AAA	1,071,290
2,535	5.000%, 12/01/22 – FGIC Insured	6/14 at 100.00	AAA	2,712,323

3,300	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B, 0.000%, 12/01/28 – AMBAC Insured	No Opt. Call	Aaa	1,302,510

1,485	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2001B, 5.500%, 10/01/16 – AMBAC Insured	4/12 at 100.00	AAA	1,620,046

785	Ohio Department of Transportation, Certificates of Participation, Panhandle Rail Line, Series 1992A, 6.500%, 4/15/12 – FSA Insured	4/07 at 100.00	AAA	786,813

1,050	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects, Series 2002A, 5.000%, 4/01/22 – FSA Insured	4/12 at 100.00	AAA	1,108,212

1,900	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects, Series 2005A, 5.000%, 4/01/25 – FSA Insured	4/15 at 100.00	AAA	2,041,132

3,135	Ohio State Building Authority, State Facilities Bonds, Adult Correctional Building Fund Project, Series 2005A, 5.000%, 4/01/23 – FSA Insured	4/15 at 100.00	AAA	3,374,796

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Tax Obligation/Limited (continued)

$1,490	Ohio, State Appropriation Lease Bonds, Mental Health Capital Facilities, Series 2003B-II, 5.000%, 6/01/16	6/13 at 100.00	AA		$1,610,884

1,000	Ohio, State Appropriation Lease Bonds, Parks and Recreation Capital Facilities, Series 2004A-II, 5.000%, 12/01/15	12/13 at 100.00	AA		1,086,620

1,000	Ohio, State Appropriation Lease Bonds, Parks and Recreation Capital Facilities, Series 2005A-II, 5.250%, 2/01/19 – FSA Insured	2/15 at 100.00	AAA		1,101,260

5,200	Puerto Rico Public Buildings Authority, Guaranteed Revenue Bonds, Reset Option Long Trust Certificates II-R56, Series 1993L, 7.200%, 7/01/21 (IF)	No Opt. Call	AAA		7,094,827

2,700	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 1993L, 5.500%, 7/01/21 – MBIA Insured (UB)	No Opt. Call	AAA		3,087,774

23,400	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Y, 5.500%, 7/01/36 – MBIA Insured (UB)	7/16 at 100.00	AAA		26,220,635
76,440	Total Tax Obligation/Limited				82,175,855
	Transportation – 4.8%

1,000	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2003C, 5.250%, 12/01/27 – RAAI Insured (Alternative Minimum Tax)	12/13 at 100.00	AA		1,054,450

1,235	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2005B, 5.000%, 12/01/14 – XLCA Insured	No Opt. Call	AAA		1,345,952

15,000	Ohio Turnpike Commission, Revenue Refunding Bonds, Series 1998A, 5.500%, 2/15/15 – FGIC Insured (UB)	No Opt. Call	AAA		16,978,275

5,000	Ohio Turnpike Commission, Revenue Refunding Bonds, ROL Series II-R51, Series 1998A, 7.160%, 2/15/24 (IF)	No Opt. Call	AAA		7,012,450
22,235	Total Transportation				26,391,127
	U.S. Guaranteed – 21.2% (3)

435	Athens, Ohio, Sanitary Sewer System Mortgage Revenue Bonds, Series 1989, 7.300%, 12/01/14 (Pre-refunded 12/01/09)	12/09 at 100.00	N/R	(3)	469,313

1,255	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2001, 5.375%, 12/01/17 (Pre-refunded 12/01/11) – MBIA Insured	12/11 at 100.00	AAA		1,360,044

7,045	Columbus, Ohio, General Obligation Bonds, Series 2000, 5.250%, 11/15/17 (Pre-refunded 11/15/10)	11/10 at 101.00	Aaa		7,554,283

11,900	Cuyahoga County, Ohio, Hospital Revenue and Improvement Bonds, MetroHealth System, Series 1999, 6.125%, 2/15/24 (Pre-refunded 2/15/09)	2/09 at 101.00	A–	(3)	12,662,552

5,830	Cuyahoga County, Ohio, Limited Tax General Obligation Capital Improvement Bonds, Series 2000, 5.750%, 12/01/16 (Pre-refunded 12/01/10)	12/10 at 100.00	AA+	(3)	6,299,024

1,000	Evergreen Local School District, Ohio, Unlimited Tax General Obligation School Improvement Bonds, Series 1999, 5.625%, 12/01/24 (Pre-refunded 12/01/09) – FGIC Insured	12/09 at 101.00	Aaa		1,069,230

1,000	Garfield Heights City School District, Cuyahoga County, Ohio, General Obligation School Improvement Bonds, Series 2001, 5.500%, 12/15/18 (Pre-refunded 12/15/11) – MBIA Insured	12/11 at 100.00	Aaa		1,090,000

1,600	Greene County, Ohio, Water System Revenue Bonds, Series 1996, 6.125%, 12/01/21 (Pre-refunded 12/01/07) – FGIC Insured	12/07 at 102.00	AAA		1,671,616

1,250	Hamilton County, Ohio, Healthcare Facilities Revenue Bonds, Twin Towers, Series 1998A, 5.125%, 10/01/23 (Pre-refunded 10/01/08)	10/08 at 101.00	BBB	(3)	1,295,112

1,200	Heath City School District, Licking County, Ohio, Unlimited Tax General Obligation School Improvement Bonds, Series 2000A, 5.500%, 12/01/27 (Pre-refunded 12/01/10) – FGIC Insured	12/10 at 100.00	Aaa		1,288,224

1,000	Huron County, Ohio, Limited Tax General Obligation Correctional Facility Bonds, Series 1996, 5.850%, 12/01/16 (Pre-refunded 12/01/07) – MBIA Insured	12/07 at 102.00	AAA		1,042,120

3,385	Lakota Local School District, Butler County, Ohio, Unlimited Tax General Obligation School Improvement and Refunding Bonds, Series 2001, 5.125%, 12/01/26 (Pre-refunded 6/01/11) – FGIC Insured	6/11 at 100.00	Aaa		3,607,225

565	Lebanon, Ohio, Electric System Mortgage Revenue Bonds, Series 2001, 5.500%, 12/01/17 (Pre-refunded 12/01/10) – AMBAC Insured	12/10 at 101.00	AAA		611,454

945	Lorain, Ohio, Hospital Revenue Refunding Bonds, Lakeland Community Hospital Inc., Series 1992, 6.500%, 11/15/12 (ETM)	1/07 at 100.00	A1	(3)	960,507

Portfolio of Investments (Unaudited)

Nuveen Ohio Municipal Bond Fund (continued)

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	U.S. Guaranteed (3) (continued)

$1,750	Medina City School District, Medina County, Ohio, Unlimited Tax General Obligation School Building Construction Bonds, Series 1999, 5.250%, 12/01/28 (Pre-refunded 12/01/09) – FGIC Insured	12/09 at 100.00	AAA		$1,836,835

2,000	Montgomery County, Ohio, Health System Revenue Bonds, Franciscan Medical Center – Dayton Campus, Series 1997, 5.500%, 7/01/18 (Pre-refunded 1/01/08)	1/08 at 102.00	Baa2	(3)	2,092,060

9,500	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Medical Center, Series 1999, 6.750%, 4/01/22 (Pre-refunded 4/01/10)	4/10 at 101.00	A	(3)	10,511,845

5,610	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2001, 5.375%, 9/01/21 (ETM)	9/11 at 100.00	AA	(3)	6,033,499

7,390	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2001, 5.375%, 9/01/21 (Pre-refunded 9/01/11)	9/11 at 100.00	AA	(3)	7,966,272

	North Royalton City School District, Ohio, School Improvement Bonds, Series 1994:
2,200	6.000%, 12/01/14 (Pre-refunded 12/01/09) – MBIA Insured	12/09 at 102.00	AAA		2,395,448
2,400	6.100%, 12/01/19 (Pre-refunded 12/01/09) – MBIA Insured	12/09 at 102.00	AAA		2,619,720

1,330	Ohio Capital Corporation for Housing, FHA-Insured Section 8 Assisted Mortgage Loan Revenue Refunding Bonds, Series 1999D, 5.950%, 2/01/23 (Pre-refunded 2/01/09)	2/09 at 102.00	Aa2	(3)	1,421,664

1,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Series 2000, 5.500%, 12/01/30 (Pre-refunded 12/01/10) – AMBAC Insured	12/10 at 101.00	AAA		1,082,220

5,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, Xavier University, Series 1997, 5.375%, 5/15/22 (Pre-refunded 5/15/07) – MBIA Insured	5/07 at 102.00	AAA		5,140,400

	Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1985B:
6,460	0.000%, 1/15/15 (Pre-refunded 1/15/11) – FGIC Insured	1/11 at 67.04	AAA		3,723,027
5,700	0.000%, 1/15/15 (Pre-refunded 7/15/11) – FGIC Insured	7/11 at 70.48	AAA		3,390,645

4,260	Ohio Water Development Authority, Community Assistance Bonds, Series 1997, 5.375%, 12/01/24 (Pre-refunded 12/01/07) – AMBAC Insured	12/07 at 102.00	AAA		4,419,665

5,065	Ohio Water Development Authority, Loan Revenue Bonds, Pure Water Development, Series 1990I, 6.000%, 12/01/16 – AMBAC Insured (ETM)	No Opt. Call	AAA		5,717,271

2,000	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 1998, 5.125%, 12/01/23 (Pre-refunded 6/01/08) – FSA Insured	6/08 at 101.00	AAA		2,066,300

	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation Bonds, Series 2004A:
400	5.250%, 12/01/21 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AAA		444,028
3,055	5.250%, 12/01/22 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AAA		3,391,264

	Olentangy Local School District, Delaware and Franklin Counties, Ohio, Various Purpose Bonds, Series 1999:
1,825	5.000%, 12/01/27 (Pre-refunded 12/01/09)	12/09 at 101.00	AA	(3)	1,919,097
2,210	5.000%, 12/01/27 (Pre-refunded 12/01/09)	12/09 at 101.00	AA	(3)	2,323,948

1,250	Parma Community General Hospital Association, Ohio, Hospital Revenue Refunding and Improvement Bonds, Series 1998, 5.350%, 11/01/18 (Pre-refunded 11/01/08)	11/08 at 101.00	N/R	(3)	1,302,925

500	Pickerington Local School District, Fairfield County, Ohio, General Obligation Bonds, Series 1993, 0.000%, 12/01/11 – AMBAC Insured (ETM)	No Opt. Call	AAA		417,030

1,335	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System Obligated Group, Series 2000B, 6.375%, 11/15/22 (Pre-refunded 11/15/10)	11/10 at 101.00	N/R	(3)	1,481,583

	University of Cincinnati, Ohio, General Receipts Bonds, Series 2001A:
1,500	5.750%, 6/01/18 (Pre-refunded 6/01/11) – FGIC Insured	6/11 at 101.00	AAA		1,650,000
1,520	5.750%, 6/01/19 (Pre-refunded 6/01/11) – FGIC Insured	6/11 at 101.00	AAA		1,672,000
113,670	Total U.S. Guaranteed				115,999,450
	Utilities – 5.9%

1,535	Cleveland Public Power System, Ohio, First Mortgage Improvement Revenue Bonds, Series 1994A, 0.000%, 11/15/13 – MBIA Insured	No Opt. Call	AAA		1,181,275

5,000	Ohio Air Quality Development Authority, Revenue Bonds, JMG Funding Limited Partnership Project, Series 1997, 5.625%, 1/01/23 – AMBAC Insured (Alternative Minimum Tax)	4/07 at 102.00	Aaa		5,128,000

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Utilities (continued)

	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville Hydroelectric Project – Joint Venture 5, Series 2004:
$1,000	5.000%, 2/15/20 – AMBAC Insured	2/14 at 100.00	AAA	$1,070,110
5,450	5.000%, 2/15/21 – AMBAC Insured	2/14 at 100.00	AAA	5,817,930
1,465	5.000%, 2/15/22 – AMBAC Insured	2/14 at 100.00	AAA	1,562,012
3,295	5.000%, 2/15/23 – AMBAC Insured	2/14 at 100.00	AAA	3,506,803

7,950	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series 1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)	9/08 at 102.00	N/R	8,096,757

1,545	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 1989O, 0.000%, 7/01/17	No Opt. Call	A3	1,011,681

4,460	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Co-Generation Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26 (Alternative Minimum Tax)	6/10 at 101.00	Baa3	4,862,381
31,700	Total Utilities			32,236,949
	Water and Sewer – 4.3%

1,730	Butler County, Ohio, Sewerage System Revenue Bonds, Series 2005, 5.000%, 12/01/23 – FSA Insured	No Opt. Call	Aaa	1,954,537

2,000	Cincinnati, Ohio, Water System Revenue Bonds, Series 2003, 5.000%, 12/01/23	6/11 at 100.00	AA+	2,092,560

10,000	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series 1993G, 5.500%, 1/01/21 – MBIA Insured	No Opt. Call	AAA	11,727,100

1,125	Hebron, Ohio, Mortgage Revenue Bonds, Waterworks System Improvements, Series 2004, 5.875%, 12/01/25	6/14 at 100.00	N/R	1,188,473

1,260	Lancaster, Ohio, Wastewater System Improvement Revenue Bonds, Series 2004, 5.000%, 12/01/25 – AMBAC Insured	12/14 at 100.00	AAA	1,350,468

1,255	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2004, 5.250%, 12/01/15	6/14 at 100.00	AAA	1,389,222

3,500	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Water Quality Project, Series 2005B, 5.000%, 6/01/25	6/15 at 100.00	AAA	3,785,565
20,870	Total Water and Sewer			23,487,925
$525,705	Total Long-Term Investments (cost $523,161,838) – 102.2%			558,921,210

	Short-Term Investments – 1.5%

$8,100	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand Obligations, Series 1985, 3.290%, 12/01/15 – MBIA Insured (4)		A-1	8,100,000

	Total Short-Term Investments (cost $8,100,000)			8,100,000

	Total Investments (cost $531,261,838) – 103.7%			567,021,210

	Floating Rate Obligations – (3.8%)			(20,550,000)

	Other Assets Less Liabilities – 0.1%			201,563

	Net Assets – 100%			$546,672,773

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(4)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

See accompanying notes to financial statements.

Portfolio of Investments (Unaudited)

Nuveen Wisconsin Municipal Bond Fund

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Education and Civic Organizations – 3.9%

$475	Ashland Housing Authority, Wisconsin, Student Housing Revenue Bonds, Northland College Project, Series 1998, 5.100%, 4/01/18	4/08 at 100.00	Aaa	$481,218

500	Madison Community Development Authority, Wisconsin, Revenue Bonds, Fluno Center Project, Series 1998A, 5.000%, 11/01/20	5/07 at 102.00	AA–	510,470

370	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999, 5.375%, 2/01/29	2/09 at 101.00	BBB–	379,838

200	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart, Series 2001, 5.250%, 9/01/21	9/11 at 100.00	BBB	207,858

250	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.500%, 12/01/31	12/12 at 101.00	BBB–	267,455
1,795	Total Education and Civic Organizations			1,846,839
	Health Care – 1.9%

415	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, FHA-Insured Mortgage Hospital Revenue Bonds, Doctor Pila Hospital, Series 1995A, 5.875%, 8/01/12	2/07 at 100.00	AAA	416,399

500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series 1995A, 6.250%, 7/01/24 – MBIA Insured	1/07 at 100.00	AAA	504,035
915	Total Health Care			920,434
	Housing/Multifamily – 9.3%

675	Kenosha Housing Authority, Wisconsin, GNMA Collateralized Multifamily Housing Revenue Bonds, Villa Ciera Inc., Series 2000A, 5.900%, 11/20/30	5/08 at 102.00	N/R	700,549

570	Lake Delton Community Development Agency, Wisconsin, GNMA Collateralized Multifamily Housing Revenue Bonds, Woodland Park Project, Series 2001, 5.300%, 2/20/31 (Alternative Minimum Tax)	1/12 at 102.00	N/R	595,941

1,000	Madison Community Development Authority, Wisconsin, GNMA Multifamily Housing Revenue Refunding Bonds, Greentree Glen Apartments, Series 1999A, 5.500%, 9/20/29 (Alternative Minimum Tax)	3/07 at 102.00	AAA	1,016,300

200	Milwaukee Redevelopment Authority, Wisconsin, FHA-Insured Multifamily Housing Revenue Bonds, City Hall Square Apartments, Series 1993, 6.000%, 8/01/22 (Alternative Minimum Tax)	8/07 at 102.00	N/R	205,576

500	Sheboygan Housing Authority, Wisconsin, GNMA Multifamily Revenue Refunding Bonds, Lake Shore Apartments, Series 1998A, 5.100%, 11/20/26	5/07 at 101.00	AAA	505,375

300	Walworth County Housing Authority, Wisconsin, FHA-Insured Housing Revenue Bonds, Kiwanis Heritage Inc. Senior Apartments, Series 1997, 5.550%, 9/01/22	3/07 at 101.00	N/R	302,697

	Waukesha Housing Authority, Wisconsin, GNMA Collateralized Mortgage Loan Multifamily Housing Revenue Refunding Bonds, Westgrove Woods Project, Series 1996A:
350	5.800%, 12/01/18 (Alternative Minimum Tax)	12/06 at 102.00	AAA	357,276
750	6.000%, 12/01/31 (Alternative Minimum Tax)	12/06 at 102.00	AAA	765,600
4,345	Total Housing/Multifamily			4,449,314
	Housing/Single Family – 2.2%

50	Virgin Islands Housing Finance Corporation, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1995A, 6.450%, 3/01/16 (Alternative Minimum Tax)	3/07 at 100.00	N/R	50,151

1,000	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series 2005E, 4.900%, 11/01/35	5/15 at 100.00	AA	1,025,270
1,050	Total Housing/Single Family			1,075,421
	Tax Obligation/General – 0.5%

250	Guam, General Obligation Bonds, Series 1993A, 5.400%, 11/15/18	5/07 at 100.00	B	250,215

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Tax Obligation/Limited – 69.0%

$1,500	Ashwaubenon Community Development Authority, Wisconsin, Lease Revenue Refunding Bonds, Arena Project, Series 2002, 5.150%, 6/01/29	6/12 at 100.00	Aa2	$1,594,575

1,000	De Forest Redevelopment Authority, Wisconsin, Redevelopment Lease Revenue Bonds, Series 1999B, 5.100%, 2/01/18	2/08 at 100.00	N/R	1,011,080

2,000	Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue Bonds, Bayshore Public Parking Project, Series 2004A, 5.000%, 10/01/24	10/14 at 100.00	A3	2,122,920

100	Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue Refunding Bonds, Tax Increment District 6, Series 2001, 5.000%, 10/01/19	10/11 at 100.00	A3	104,522

350	Green Bay Brown County Professional Football Stadium District, Wisconsin, Sales Tax Revenue Bonds, Lambeau Field Renovation Project, Series 2001A, 5.000%, 2/01/19 – AMBAC Insured	2/11 at 100.00	AAA	367,759

500	Jackson Community Development Authority, Wisconsin, Revenue Refunding Bonds, Series 1999, 5.100%, 12/01/17	12/09 at 100.00	N/R	507,400

960	Madison Community Development Authority, Wisconsin, Lease Revenue Refunding Bonds, Monona Terrace, Series 2002, 4.375%, 3/01/20	3/12 at 100.00	Aa2	974,352

2,000	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Neighborhood Public Schools Initiative, Series 2002A, 4.875%, 8/01/21 – AMBAC Insured	8/12 at 100.00	AAA	2,094,600

	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2003A:
2,000	5.125%, 8/01/21 – AMBAC Insured	8/13 at 100.00	AAA	2,139,760
1,000	5.125%, 8/01/22 – AMBAC Insured	8/13 at 100.00	AAA	1,068,670

	Milwaukee Redevelopment Authority, Wisconsin, Revenue Bonds, Summerfest Project, Series 2001:
400	4.850%, 8/01/17	8/11 at 100.00	A	417,116
1,000	4.950%, 8/01/20	8/11 at 100.00	A	1,043,730

1,500	Neenah Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2004A, 5.000%, 12/01/26	12/14 at 100.00	A1	1,602,390

1,000	Onalaska Community Development Authority, Wisconsin, Community Development Lease Revenue Bonds, Series 2003, 4.875%, 10/01/27	10/13 at 100.00	A2	1,057,040

	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds, Series 1998A:
850	5.500%, 12/15/18 – MBIA Insured	No Opt. Call	AAA	987,233
400	5.500%, 12/15/19 – MBIA Insured	No Opt. Call	AAA	466,496
2,195	5.500%, 12/15/20 – MBIA Insured	No Opt. Call	AAA	2,586,281
500	5.500%, 12/15/26 – MBIA Insured	No Opt. Call	AAA	603,645

1,220	Sturgeon Bay Waterfront Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Series 2006A, 4.500%, 10/01/21	10/16 at 100.00	N/R	1,247,694

1,305	Sun Prairie Community Development Authority, Wisconsin, Lease Revenue Bonds, Tax Increment District 8, Series 2006, 4.250%, 8/01/25	8/16 at 100.00	A2	1,309,567

600	Virgin Islands Public Finance Authority, Senior Lien Revenue Refunding Bonds, Matching Fund Loan Note, Series 1998A, 5.625%, 10/01/25	10/08 at 101.00	BBB	621,072

1,100	Watertown Community Development Authority, Wisconsin, Community Development Lease Revenue Bonds, Series 2006A, 4.700%, 10/01/25	10/16 at 100.00	A3	1,162,700

500	Wauwatosa Redevelopment Authority, Milwaukee County, Wisconsin, Lease Revenue Bonds, Series 1997, 5.650%, 12/01/16 – MBIA Insured	12/07 at 100.00	AAA	510,455

1,000	Weston Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2004A, 5.250%, 10/01/21	10/14 at 100.00	N/R	1,092,810

1,000	Weston Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2005A, 5.000%, 10/01/21	10/15 at 100.00	N/R	1,061,910

	Wisconsin Center District, Junior Dedicated Tax Revenue Refunding Bonds, Series 1999:
3,400	5.250%, 12/15/23 – FSA Insured	No Opt. Call	AAA	3,941,144
500	5.250%, 12/15/27 – FSA Insured	No Opt. Call	AAA	588,570

Portfolio of Investments (Unaudited)

Nuveen Wisconsin Municipal Bond Fund (continued)

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Tax Obligation/Limited (continued)

$2,000	Wisconsin Center District, Senior Dedicated Tax Revenue Refunding Bonds, Series 2003A, 0.000%, 12/15/28 – FSA Insured	No Opt. Call	AAA		$784,700
31,880	Total Tax Obligation/Limited				33,070,191
	U.S. Guaranteed – 12.5% (3)

	Ashwaubenon Community Development Authority, Wisconsin, Lease Revenue Bonds, Arena Project, Series 1999A:
2,000	5.700%, 6/01/24 (Pre-refunded 6/01/09)	6/09 at 100.00	Aa2	(3)	2,104,800
700	5.800%, 6/01/29 (Pre-refunded 6/01/09)	6/09 at 100.00	Aa2	(3)	738,346

	Green Bay Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Convention Center Project, Series 1999A:
1,300	5.250%, 6/01/24 (Pre-refunded 6/01/09)	6/09 at 100.00	Aa2	(3)	1,354,223
1,150	5.100%, 6/01/29 (Pre-refunded 6/01/09)	6/09 at 100.00	Aa2	(3)	1,193,861

190	Puerto Rico Housing Bank and Finance Agency, Affordable Housing Mortgage Subsidy Program Single Family Mortgage Revenue Bonds, Series 1995I, 6.250%, 4/01/29 (Pre-refunded 4/01/07) (Alternative Minimum Tax)	4/07 at 100.00	AAA		191,497

375	Sturgeon Bay Waterfront Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Series 1998A, 5.200%, 10/01/21 (Pre-refunded 10/01/08)	10/08 at 100.00	N/R	(3)	385,181
5,715	Total U.S. Guaranteed				5,967,908
$45,950	Total Investments (cost $45,413,280) – 99.3%				47,580,322

	Other Assets Less Liabilities – 0.7%				344,604

	Net Assets – 100%				$47,924,926

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

See accompanying notes to financial statements.

Statement of Assets and Liabilities (Unaudited)

November 30, 2006

	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
Assets
Investments, at value (cost $126,355,950, $447,090,697, $224,275,630, $246,037,945, $531,261,838 and $45,413,280, respectively)	$133,130,143	$473,021,654	$240,430,020	$261,214,979	$567,021,210	$47,580,322
Cash	348,217	2,060,670	833,275	—	2,056,963	—
Receivables:
Interest	1,568,437	5,668,502	2,313,615	3,615,222	9,372,070	776,636
Investments sold	310,000	—	—	2,310,240	10,558,484	—
Shares sold	236,210	473,040	189,712	125,055	1,247,421	9,663
Other assets	453	43,358	24,834	10,302	639,175	152
Total assets	135,593,460	481,267,224	243,791,456	267,275,798	590,895,323	48,366,773
Liabilities
Cash overdraft	—	—	—	162,134	—	234,397
Floating rate obligations	—	9,805,000	4,000,000	—	20,550,000	—
Payables:
Investments purchased	3,150,570	—	—	—	20,578,714	—
Shares redeemed	397,184	701,357	255,318	1,396,070	762,200	15,009
Accrued expenses:
Management fees	57,730	199,837	103,500	114,890	231,525	20,872
12b-1 distribution and service fees	35,460	107,463	56,290	58,037	101,728	12,129
Other	32,596	28,513	81,062	58,967	155,650	15,912
Dividends payable	417,355	1,562,288	788,575	874,488	1,842,733	143,528
Total liabilities	4,090,895	12,404,458	5,284,745	2,664,586	44,222,550	441,847
Net assets	$131,502,565	$468,862,766	$238,506,711	$264,611,212	$546,672,773	$47,924,926
Class A Shares
Net assets	$100,888,376	$403,275,005	$172,582,149	$233,633,695	$351,082,973	$38,271,541
Shares outstanding	9,532,338	36,015,460	14,706,736	20,769,319	30,467,253	3,653,974
Net asset value per share	$10.58	$11.20	$11.73	$11.25	$11.52	$10.47
Offering price per share (net asset value per share plus maximum sales charge of 4.20% of offering price)	$11.04	$11.69	$12.24	$11.74	$12.03	$10.93
Class B Shares
Net assets	$6,837,646	$15,753,527	$5,600,139	$7,977,929	$18,764,964	$3,077,924
Shares outstanding	651,397	1,406,174	476,140	708,609	1,630,952	293,252
Net asset value and offering price per share	$10.50	$11.20	$11.76	$11.26	$11.51	$10.50
Class C Shares
Net assets	$22,120,496	$47,184,965	$38,421,570	$21,617,015	$48,373,686	$5,738,352
Shares outstanding	2,089,429	4,214,696	3,276,635	1,923,349	4,208,734	546,769
Net asset value and offering price per share	$10.59	$11.20	$11.73	$11.24	$11.49	$10.50
Class R Shares
Net assets	$1,656,047	$2,649,269	$21,902,853	$1,382,573	$128,451,150	$837,109
Shares outstanding	155,814	236,702	1,866,413	122,803	11,162,297	79,802
Net asset value and offering price per share	$10.63	$11.19	$11.74	$11.26	$11.51	$10.49

Net Assets Consist of:
Capital paid-in	$126,020,010	$442,799,910	$220,833,538	$249,242,311	$509,737,896	$45,712,363
Undistributed (Over-distribution of) net investment income	(17,949)	(683,871)	(114,845)	(144,484)	(376,574)	(42,833)
Accumulated net realized gain (loss) from investments	(1,273,689)	815,770	1,633,628	336,351	1,552,069	88,354
Net unrealized appreciation (depreciation) of investments	6,774,193	25,930,957	16,154,390	15,177,034	35,759,382	2,167,042
Net assets	$131,502,565	$468,862,766	$238,506,711	$264,611,212	$546,672,773	$47,924,926

See accompanying notes to financial statements.

Statement of Operations (Unaudited)

Six Months Ended November 30, 2006

	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
Investment Income	$3,212,910	$11,453,423	$5,983,770	$6,567,545	$13,998,210	$1,094,048
Expenses
Management fees	352,284	1,215,724	630,644	697,331	1,411,883	124,390
12b-1 service fees – Class A	100,615	400,465	171,188	232,393	348,816	37,259
12b-1 distribution and service fees – Class B	33,766	79,268	29,152	40,329	93,122	14,834
12b-1 distribution and service fees – Class C	82,849	173,599	143,593	80,083	176,497	20,727
Shareholders’ servicing agent fees and expenses	35,958	112,347	67,826	55,831	151,155	14,978
Interest expense and fees	—	189,176	77,175	—	513,989	—
Custodian’s fees and expenses	24,023	86,320	41,092	49,845	101,368	14,155
Trustees’ fees and expenses	1,728	5,965	2,962	3,403	6,914	640
Professional fees	6,673	14,035	8,890	9,176	15,220	4,725
Shareholders’ reports – printing and mailing expenses	9,440	26,405	19,945	15,443	40,816	3,508
Federal and state registration fees	3,224	3,861	5,124	853	4,656	3,939
Other expenses	2,000	7,303	3,753	4,012	8,416	715
Total expenses before custodian fee credit	652,560	2,314,468	1,201,344	1,188,699	2,872,852	239,870
Custodian fee credit	(7,750)	(16,205)	(12,871)	(13,666)	(6,928)	(6,941)
Net expenses	644,810	2,298,263	1,188,473	1,175,033	2,865,924	232,929
Net investment income	2,568,100	9,155,160	4,795,297	5,392,512	11,132,286	861,119
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	268,860	504,095	1,382,614	500,235	1,552,069	(11,306)
Net change in unrealized appreciation (depreciation) of investments	2,228,692	9,639,401	4,371,513	5,678,992	10,557,977	1,215,587
Net realized and unrealized gain (loss)	2,497,552	10,143,496	5,754,127	6,179,227	12,110,046	1,204,281
Net increase (decrease) in net assets from operations	$5,065,652	$19,298,656	$10,549,424	$11,571,739	$23,242,332	$2,065,400

See accompanying notes to financial statements.

Statement of Changes in Net Assets (Unaudited)

	Kansas		Kentucky
	Six Months Ended 11/30/06	Year Ended 5/31/06	Six Months Ended 11/30/06	Year Ended 5/31/06
Operations
Net investment income	$2,568,100	$5,170,339	$9,155,160	$19,384,348
Net realized gain (loss) from investments	268,860	565,839	504,095	1,179,410
Net change in unrealized appreciation (depreciation) of investments	2,228,692	(4,237,094)	9,639,401	(14,470,749)
Net increase (decrease) in net assets from operations	5,065,652	1,499,084	19,298,656	6,093,009
Distributions to Shareholders
From net investment income:
Class A	(1,994,029)	(3,919,501)	(8,264,317)	(17,003,173)
Class B	(115,023)	(286,327)	(281,182)	(673,805)
Class C	(380,897)	(789,253)	(816,759)	(1,642,318)
Class R	(33,044)	(65,950)	(53,732)	(82,507)
From accumulated net realized gains:
Class A	—	—	—	(1,336,665)
Class B	—	—	—	(66,345)
Class C	—	—	—	(152,711)
Class R	—	—	—	(5,573)
Decrease in net assets from distributions to shareholders	(2,522,993)	(5,061,031)	(9,415,990)	(20,963,097)
Fund Share Transactions
Proceeds from sale of shares	5,964,598	16,867,724	16,199,978	30,296,652
Proceeds from shares issued to shareholders due to reinvestment of distributions	1,225,186	2,656,786	4,988,434	11,376,696
	7,189,784	19,524,510	21,188,412	41,673,348
Cost of shares redeemed	(10,033,395)	(16,334,930)	(27,602,792)	(57,471,401)
Net increase (decrease) in net assets from Fund share transactions	(2,843,611)	3,189,580	(6,414,380)	(15,798,053)
Net increase (decrease) in net assets	(300,952)	(372,367)	3,468,286	(30,668,141)
Net assets at the beginning of period	131,803,517	132,175,884	465,394,480	496,062,621
Net assets at the end of period	$131,502,565	$131,803,517	$468,862,766	$465,394,480
Undistributed (Over-distribution of) net investment income at the end of period	$(17,949)	$(63,056)	$(683,871)	$(423,041)

See accompanying notes to financial statements.

Statement of Changes in Net Assets (Unaudited) (continued)

	Michigan		Missouri
	Six Months Ended 11/30/06	Year Ended 5/31/06	Six Months Ended 11/30/06	Year Ended 5/31/06
Operations
Net investment income	$4,795,297	$10,066,680	$5,392,512	$10,962,372
Net realized gain (loss) from investments	1,382,614	749,408	500,235	711,275
Net change in unrealized appreciation (depreciation) of investments	4,371,513	(7,471,815)	5,678,992	(6,843,445)
Net increase (decrease) in net assets from operations	10,549,424	3,344,273	11,571,739	4,830,202
Distributions to Shareholders
From net investment income:
Class A	(3,508,582)	(7,320,042)	(4,716,655)	(9,981,289)
Class B	(103,102)	(263,443)	(140,068)	(316,032)
Class C	(675,892)	(1,354,965)	(375,938)	(791,878)
Class R	(473,861)	(989,172)	(23,288)	(34,312)
From accumulated net realized gains:
Class A	—	(2,004,133)	—	—
Class B	—	(88,400)	—	—
Class C	—	(429,404)	—	—
Class R	—	(257,250)	—	—
Decrease in net assets from distributions to shareholders	(4,761,437)	(12,706,809)	(5,255,949)	(11,123,511)
Fund Share Transactions
Proceeds from sale of shares	10,590,873	22,722,819	8,079,507	20,137,812
Proceeds from shares issued to shareholders due to reinvestment of distributions	2,003,799	5,933,758	2,725,650	5,640,469
	12,594,672	28,656,577	10,805,157	25,778,281
Cost of shares redeemed	(16,960,314)	(34,510,153)	(14,739,081)	(19,139,089)
Net increase (decrease) in net assets from Fund share transactions	(4,365,642)	(5,853,576)	(3,933,924)	6,639,192
Net increase (decrease) in net assets	1,422,345	(15,216,112)	2,381,866	345,883
Net assets at the beginning of period	237,084,366	252,300,478	262,229,346	261,883,463
Net assets at the end of period	$238,506,711	$237,084,366	$264,611,212	$262,229,346
Undistributed (Over-distribution of) net investment income at the end of period	$(114,845)	$(148,705)	$(144,484)	$(281,047)

See accompanying notes to financial statements.

	Ohio		Wisconsin
	Six Months Ended 11/30/06	Year Ended 5/31/06	Six Months Ended 11/30/06	Year Ended 5/31/06
Operations
Net investment income	$11,132,286	$23,326,281	$861,119	$1,717,546
Net realized gain (loss) from investments	1,552,069	1,693,541	(11,306)	182,407
Net change in unrealized appreciation (depreciation) of investments	10,557,977	(18,259,991)	1,215,587	(1,464,151)
Net increase (decrease) in net assets from operations	23,242,332	6,759,831	2,065,400	435,802
Distributions to Shareholders
From net investment income:
Class A	(7,187,290)	(14,991,868)	(704,375)	(1,430,462)
Class B	(332,099)	(813,840)	(47,112)	(127,010)
Class C	(846,306)	(1,732,197)	(89,839)	(177,587)
Class R	(2,778,662)	(5,981,726)	(8,481)	(5,938)
From accumulated net realized gains:
Class A	—	(1,305,148)	—	(165,451)
Class B	—	(86,687)	—	(17,703)
Class C	—	(173,547)	—	(23,830)
Class R	—	(499,004)	—	(679)
Decrease in net assets from distributions to shareholders	(11,144,357)	(25,584,017)	(849,807)	(1,948,660)
Fund Share Transactions
Proceeds from sale of shares	19,423,538	47,994,143	2,960,724	5,714,314
Proceeds from shares issued to shareholders due to reinvestment of distributions	5,839,904	13,656,754	463,130	1,112,560
	25,263,442	61,650,897	3,423,854	6,826,874
Cost of shares redeemed	(33,848,293)	(68,625,336)	(2,257,614)	(5,555,171)
Net increase (decrease) in net assets from Fund share transactions	(8,584,851)	(6,974,439)	1,166,240	1,271,703
Net increase (decrease) in net assets	3,513,124	(25,798,625)	2,381,833	(241,155)
Net assets at the beginning of period	543,159,649	568,958,274	45,543,093	45,784,248
Net assets at the end of period	$546,672,773	$543,159,649	$47,924,926	$45,543,093
Undistributed (Over-distribution of) net investment income at the end of period	$(376,574)	$(364,503)	$(42,833)	$(54,145)

See accompanying notes to financial statements.

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust IV (the “Trust”) is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of Nuveen Kansas Municipal Bond Fund (“Kansas”), Nuveen Kentucky Municipal Bond Fund (“Kentucky”), Nuveen Michigan Municipal Bond Fund (“Michigan”), Nuveen Missouri Municipal Bond Fund (“Missouri”), Nuveen Ohio Municipal Bond Fund (“Ohio”) and Nuveen Wisconsin Municipal Bond Fund (“Wisconsin”) (collectively, the “Funds”). The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.

The Funds seek to provide high levels of tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation

The prices of municipal bonds in each Fund’s investment portfolio are provided by a pricing service approved by the Fund’s Board of Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service may establish fair value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If the pricing service is unable to supply a price for a municipal bond, each Fund may use a market price or fair market value quote provided by a major broker/dealer in such investments. If it is determined that the market price or fair market value for an investment is unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the investment. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At November 30, 2006, Kansas and Ohio had outstanding when-issued/delayed delivery purchase commitments of $3,150,570 and $12,484,330, respectively. There were no such outstanding purchase commitments in any of the other funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Dividends and Distributions to Shareholders

Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Flexible Sales Charge Program

Each Fund offers Class A, B, C and R Shares. Class A Shares are generally sold with an up-front sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within 18 months of purchase. Class B Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual

12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

Derivative Financial Instruments

The Funds are authorized to invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such instruments, and may do so in the future, they did not invest in any such instruments during the six months ended November 30, 2006.

Inverse Floating Rate Securities

Each Fund may invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as an “Inverse floating rate investment”. An investment in a self-deposited inverse floater is accounted for as a financing transaction in accordance with Statement of Financial Accounting Standards (SFAS) No. 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities”. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as an “Underlying bond of an inverse floating rate trust”, with the Fund accounting for the short-term floating rate certificates issued by the trust as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in Investment Income the entire earnings of the underlying bond and accounts for the related interest paid to the holders of the short-term floating rate certificates as “Interest expense and fees” in the Statement of Operations.

During the six months ended November 30, 2006, Kentucky, Michigan and Ohio invested in externally deposited inverse floaters and/or self-deposited inverse floaters. Kansas, Missouri and Wisconsin did not invest in any such instruments during the six months ended November 30, 2006.

The average floating rate obligations outstanding and average annual interest rate related to self-deposited inverse floaters during the six months ended November 30, 2006, were as follows:

	Kentucky	Michigan	Ohio
Average floating rate obligations	$9,805,000	$4,000,000	$26,641,304
Average annual interest rate	3.83%	3.83%	3.83%

Expense Allocation

Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the

Notes to Financial Statements (Unaudited) (continued)

financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Fund shares were as follows:

	Kansas
	Six Months Ended 11/30/06		Year Ended 5/31/06
	Shares	Amount	Shares	Amount
Shares sold:
Class A	343,690	$3,583,347	1,181,502	$12,433,126
Class A – automatic conversion of Class B shares	65,634	687,395	48,920	514,062
Class B	15,204	156,970	20,421	213,332
Class C	139,904	1,466,546	329,605	3,466,758
Class R	6,677	70,340	22,682	240,446
Shares issued to shareholders due to reinvestment of distributions:
Class A	93,568	976,795	197,498	2,078,016
Class B	5,152	53,354	13,499	140,930
Class C	18,356	191,692	40,915	430,702
Class R	319	3,345	675	7,138
	688,504	7,189,784	1,855,717	19,524,510
Shares redeemed:
Class A	(617,238)	(6,441,984)	(961,370)	(10,104,393)
Class B	(19,569)	(200,948)	(216,150)	(2,247,153)
Class B – automatic conversion to Class A shares	(66,186)	(687,395)	(49,310)	(514,062)
Class C	(258,332)	(2,693,768)	(321,430)	(3,374,998)
Class R	(883)	(9,300)	(8,989)	(94,324)
	(962,208)	(10,033,395)	(1,557,249)	(16,334,930)
Net increase (decrease)	(273,704)	$(2,843,611)	298,468	$3,189,580

	Kentucky
	Six Months Ended 11/30/06		Year Ended 5/31/06
	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,071,008	$11,817,279	1,949,136	$21,701,035
Class A – automatic conversion of Class B shares	117,905	1,299,615	74,419	826,602
Class B	17,087	189,070	70,072	781,861
Class C	243,531	2,694,774	543,764	6,065,560
Class R	18,036	199,240	82,935	921,594
Shares issued to shareholders due to reinvestment of distributions:
Class A	393,078	4,338,499	888,908	9,884,979
Class B	13,872	153,148	38,296	426,211
Class C	41,305	455,728	89,951	999,155
Class R	3,721	41,059	5,977	66,351
	1,919,543	21,188,412	3,743,458	41,673,348
Shares redeemed:
Class A	(1,932,244)	(21,305,937)	(4,335,775)	(48,115,573)
Class B	(183,641)	(2,022,470)	(233,656)	(2,591,416)
Class B – automatic conversion to Class A shares	(117,832)	(1,299,615)	(74,401)	(826,602)
Class C	(260,762)	(2,877,627)	(530,467)	(5,881,313)
Class R	(8,831)	(97,143)	(5,159)	(56,497)
	(2,503,310)	(27,602,792)	(5,179,458)	(57,471,401)
Net increase (decrease)	(583,767)	$(6,414,380)	(1,436,000)	$(15,798,053)

	Michigan
	Six Months Ended 11/30/06		Year Ended 5/31/06
	Shares	Amount	Shares	Amount
Shares sold:
Class A	673,398	$7,765,115	1,474,374	$17,101,996
Class A – automatic conversion of Class B shares	35,549	412,649	29,741	346,845
Class B	18,120	210,242	37,311	436,297
Class C	134,357	1,548,449	388,724	4,527,149
Class R	56,561	654,418	26,644	310,532
Shares issued to shareholders due to reinvestment of distributions:
Class A	119,519	1,379,853	361,150	4,200,876
Class B	3,460	39,979	13,339	155,475
Class C	22,593	260,616	59,845	695,093
Class R	28,010	323,351	75,831	882,314
	1,091,567	12,594,672	2,466,959	28,656,577
Shares redeemed:
Class A	(991,718)	(11,423,275)	(2,241,711)	(25,920,683)
Class B	(101,896)	(1,177,017)	(179,101)	(2,089,282)
Class B – automatic conversion to Class A shares	(35,458)	(412,649)	(29,688)	(346,845)
Class C	(213,955)	(2,468,318)	(346,109)	(4,024,783)
Class R	(127,953)	(1,479,055)	(183,313)	(2,128,560)
	(1,470,980)	(16,960,314)	(2,979,922)	(34,510,153)
Net increase (decrease)	(379,413)	$(4,365,642)	(512,963)	$(5,853,576)

	Missouri
	Six Months Ended 11/30/06		Year Ended 5/31/06
	Shares	Amount	Shares	Amount
Shares sold:
Class A	542,468	$6,002,532	1,344,371	$14,935,980
Class A – automatic conversion of Class B shares	24,846	277,013	23,686	262,008
Class B	15,367	170,309	43,459	481,709
Class C	98,599	1,089,951	342,391	3,801,421
Class R	48,642	539,702	59,312	656,694
Shares issued to shareholders due to reinvestment of distributions:
Class A	225,136	2,491,715	464,000	5,158,568
Class B	6,839	75,761	15,165	168,703
Class C	14,090	155,819	27,905	309,964
Class R	211	2,355	290	3,234
	976,198	10,805,157	2,320,579	25,778,281
Shares redeemed:
Class A	(1,092,121)	(12,085,174)	(1,405,100)	(15,586,486)
Class B	(68,540)	(763,278)	(72,332)	(805,092)
Class B – automatic conversion to Class A shares	(24,835)	(277,013)	(23,679)	(262,008)
Class C	(138,367)	(1,530,447)	(196,602)	(2,176,423)
Class R	(7,452)	(83,169)	(28,007)	(309,080)
	(1,331,315)	(14,739,081)	(1,725,720)	(19,139,089)
Net increase (decrease)	(355,117)	$(3,933,924)	594,859	$6,639,192

Notes to Financial Statements (Unaudited) (continued)

	Ohio
	Six Months Ended 11/30/06		Year Ended 5/31/06
	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,286,567	$14,586,745	3,047,528	$34,770,761
Class A – automatic conversion of Class B shares	55,578	631,711	163,574	1,886,705
Class B	28,940	328,502	71,782	822,412
Class C	269,846	3,062,990	850,872	9,713,989
Class R	71,894	813,590	70,146	800,276
Shares issued to shareholders due to reinvestment of distributions:
Class A	290,499	3,294,407	675,780	7,740,442
Class B	13,821	156,545	32,660	373,567
Class C	31,274	353,901	69,084	789,296
Class R	179,653	2,035,051	415,443	4,753,449
	2,228,072	25,263,442	5,396,869	61,650,897
Shares redeemed:
Class A	(2,065,798)	(23,409,984)	(3,752,948)	(42,829,746)
Class B	(178,388)	(2,016,004)	(319,784)	(3,634,933)
Class B – automatic conversion to Class A shares	(55,666)	(631,711)	(163,830)	(1,886,705)
Class C	(213,408)	(2,415,554)	(736,627)	(8,387,848)
Class R	(474,746)	(5,375,040)	(1,042,790)	(11,886,104)
	(2,988,006)	(33,848,293)	(6,015,979)	(68,625,336)
Net increase (decrease)	(759,934)	$(8,584,851)	(619,110)	$(6,974,439)

	Wisconsin
	Six Months Ended 11/30/06		Year Ended 5/31/06
	Shares	Amount	Shares	Amount
Shares sold:
Class A	162,739	$1,675,622	320,170	$3,324,300
Class A – automatic conversion of Class B shares	28,479	292,141	50,073	517,326
Class B	2,973	30,803	16,460	172,128
Class C	33,099	342,915	150,117	1,557,228
Class R	59,435	619,243	13,705	143,332
Shares issued to shareholders due to reinvestment of distributions:
Class A	36,435	374,722	85,191	882,924
Class B	2,571	26,480	8,465	87,920
Class C	5,388	55,519	13,056	135,564
Class R	618	6,409	592	6,152
	331,737	3,423,854	657,829	6,826,874
Shares redeemed:
Class A	(163,034)	(1,676,662)	(310,972)	(3,223,244)
Class B	(6,109)	(62,630)	(88,073)	(915,337)
Class B – automatic conversion to Class A shares	(28,423)	(292,141)	(49,978)	(517,326)
Class C	(21,965)	(226,111)	(86,829)	(894,417)
Class R	(7)	(70)	(471)	(4,847)
	(219,538)	(2,257,614)	(536,323)	(5,555,171)
Net increase (decrease)	112,199	$1,166,240	121,506	$1,271,703

3. Investment Transactions

Purchases and sales (including maturities but excluding short-term investments) during the six months ended November 30, 2006, were as follows:

	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
Purchases	$11,522,800	$20,644,870	$19,338,085	$9,188,341	$40,879,816	$2,368,510
Sales and maturities	11,572,938	27,085,049	24,233,610	14,013,482	55,208,005	1,069,655

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their Federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At November 30, 2006, the cost of investments was as follows:

	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
Cost of investments	$126,357,773	$437,367,874	$220,359,885	$245,992,451	$510,820,693	$45,407,707

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2006, were as follows:

	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
Gross unrealized:
Appreciation	$6,895,437	$26,021,804	$16,321,498	$15,236,868	$36,341,699	$2,172,615
Depreciation	(123,067)	(79,895)	(251,323)	(14,340)	(106,159)	—
Net unrealized appreciation (depreciation) of investments	$6,772,370	$25,941,909	$16,070,175	$15,222,528	$36,235,540	$2,172,615

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at May 31, 2006, the Funds’ last tax year end, were as follows:

	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
Undistributed net tax-exempt income*	$346,297	$1,047,349	$515,392	$539,405	$1,071,408	$81,780
Undistributed net ordinary income**	—	—	—	—	—	—
Undistributed net long-term capital gains	—	344,542	453,850	—	—	99,658

*   Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 9, 2006, paid on June 1, 2006.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended May 31, 2006, was designated for purposes of the dividends paid deduction as follows:

	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
Distributions from net tax-exempt income	$5,050,446	$19,433,344	$9,980,919	$11,166,668	$23,584,206	$1,740,542
Distributions from net ordinary income**	—	—	9,969	—	40,519	3,699
Distributions from net long-term capital gains	—	1,561,294	2,779,778	—	1,989,352	207,663

**    Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2006, the Funds’ last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Kansas	Missouri
Expiration year:
2010	$—	$163,884
2011	—	—
2012	1,523,456	—
	$1,523,456	$163,884

Notes to Financial Statements (Unaudited) (continued)

5. Management Fee and Other Transactions with Affiliates

Each Fund’s management fee is separated into two components – a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the “Adviser”), a wholly owned subsidiary of Nuveen Investments, Inc. (“Nuveen”), and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets of each Fund as follows:

Average Daily Net Assets	Fund-Level Fee Rate
For the first $125 million	.3500%
For the next $125 million	.3375
For the next $250 million	.3250
For the next $500 million	.3125
For the next $1 billion	.3000
For the next $3 billion	.2750
For net assets over $5 billion	.2500

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of November 30, 2006, the complex-level fee rate was .1845%.

Complex-Level Assets (1)	Complex-Level Fee Rate
For the first $55 billion	.2000%
For the next $1 billion	.1800
For the next $1 billion	.1600
For the next $3 billion	.1425
For the next $3 billion	.1325
For the next $3 billion	.1250
For the next $5 billion	.1200
For the next $5 billion	.1175
For the next $15 billion	.1150
For Managed Assets over $91 billion (2)	.1400

(1)	The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets (“Managed Assets” means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2)	With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of Ohio in order to limit total expenses (excluding 12b-1 distribution and service fees, interest expense and extraordinary expenses) from exceeding ..75% of the average daily net assets. The Adviser may also voluntarily reimburse additional expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser’s discretion.

During the six months ended November 30, 2006, Nuveen Investments, LLC (the “Distributor”), a wholly owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
Sales charges collected	$57,352	$244,422	$79,901	$121,882	$192,899	$48,348
Paid to authorized dealers	49,351	206,427	71,127	107,477	168,624	40,889

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the six months ended November 30, 2006, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
Commission advances	$20,981	$39,100	$38,801	$33,953	$63,889	$4,104

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended November 30, 2006, the Distributor retained such 12b-1 fees as follows:

	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
12b-1 fees retained	$36,112	$78,488	$49,310	$46,019	$112,157	$15,950

The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended November 30, 2006, as follows:

	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
CDSC retained	$5,301	$28,975	$16,507	$9,052	$32,874	$541

6. New Accounting Pronouncements

Financial Accounting Standards Board Interpretation No. 48

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and does not expect the adoption of FIN 48 will have a significant impact on the net assets or results of operations of the Funds.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of November 30, 2006, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

7. Subsequent Events

Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on December 27, 2006, to shareholders of record on December 8, 2006, as follows:

	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
Dividend per share:
Class A	$.0345	$.0380	$.0395	$.0375	$.0390	$.0325
Class B	.0280	.0310	.0325	.0305	.0320	.0260
Class C	.0300	.0325	.0340	.0325	.0340	.0280
Class R	.0365	.0395	.0415	.0395	.0410	.0345

The following Funds also declared capital gain and/or net ordinary income distributions, which were paid on December 5, 2006, to shareholders of record on December 1, 2006, as follows:

	Kentucky	Michigan	Missouri	Ohio	Wisconsin
Capital gains distribution per share	$.0223	$.0983	$.0068	$.0325	$.0218
Net ordinary income distribution per share*	—	$.0010	—	—	—

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions					Ratios/Supplemental Data
KANSAS											Ratios to Average Net Assets Before Credit/ Reimbursement				Ratios to Average Net Assets After Reimbursement(c)				Ratios to Average Net Assets After Credit/ Reimbursement(d)
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses		Net Invest- ment Income		Expenses		Net Invest- ment Income		Expenses		Net Invest- ment Income		Portfolio Turnover Rate
Class A (1/92)
2007(e)	$10.38	$.21	$.20	$.41	$(.21)	$—	$(.21)	$10.58	3.96%	$100,888.86		%*	4.03	%*	.86	%*	4.03	%*	.85	%*	4.04	%*	9%
2006	10.66	.42	(.29)	.13	(.41)	—	(.41)	10.38	1.28	100,128.86			4.02		.86		4.02		.84		4.03		18
2005	10.20	.44	.46	.90	(.44)	—	(.44)	10.66	8.95	97,861.88			4.17		.88		4.17		.87		4.18		21
2004	10.77	.46	(.57)	(.11)	(.46)	—	(.46)	10.20	(1.02)	91,744.90			4.36		.90		4.36		.89		4.37		11
2003	10.25	.48	.52	1.00	(.48)	—	(.48)	10.77	10.03	102,938.88			4.57		.88		4.57		.87		4.58		12
2002	10.16	.50	.10	.60	(.51)	—	(.51)	10.25	6.06	96,411.90			4.90		.90		4.90		.89		4.91		17
Class B (2/97)
2007(e)	10.30	.17	.20	.37	(.17)	—	(.17)	10.50	3.60	6,838	1.61	*	3.28	*	1.61	*	3.28	*	1.60	*	3.29	*	9
2006	10.58	.34	(.28)	.06	(.34)	—	(.34)	10.30	.54	7,379	1.61		3.26		1.61		3.26		1.59		3.28		18
2005	10.12	.36	.46	.82	(.36)	—	(.36)	10.58	8.21	10,031	1.63		3.42		1.63		3.42		1.61		3.43		21
2004	10.69	.38	(.57)	(.19)	(.38)	—	(.38)	10.12	(1.77)	11,001	1.64		3.61		1.64		3.61		1.64		3.62		11
2003	10.18	.40	.52	.92	(.41)	—	(.41)	10.69	9.18	12,797	1.63		3.81		1.63		3.81		1.62		3.82		12
2002	10.09	.42	.11	.53	(.44)	—	(.44)	10.18	5.30	10,210	1.65		4.13		1.65		4.13		1.64		4.15		17
Class C (2/97)
2007(e)	10.38	.18	.21	.39	(.18)	—	(.18)	10.59	3.79	22,120	1.41	*	3.48	*	1.41	*	3.48	*	1.40	*	3.49	*	9
2006	10.67	.37	(.30)	.07	(.36)	—	(.36)	10.38	.67	22,736	1.41		3.47		1.41		3.47		1.39		3.48		18
2005	10.21	.38	.46	.84	(.38)	—	(.38)	10.67	8.39	22,836	1.43		3.62		1.43		3.62		1.42		3.63		21
2004	10.78	.40	(.56)	(.16)	(.41)	—	(.41)	10.21	(1.53)	23,656	1.45		3.81		1.45		3.81		1.44		3.82		11
2003	10.27	.42	.52	.94	(.43)	—	(.43)	10.78	9.35	25,049	1.43		4.01		1.43		4.01		1.42		4.02		12
2002	10.17	.44	.12	.56	(.46)	—	(.46)	10.27	5.60	16,943	1.44		4.31		1.44		4.31		1.43		4.32		17
Class R (2/97)
2007(e)	10.42	.22	.21	.43	(.22)	—	(.22)	10.63	4.16	1,656.66		*	4.23	*	.66	*	4.23	*	.65	*	4.24	*	9
2006	10.71	.45	(.30)	.15	(.44)	—	(.44)	10.42	1.41	1,560.66			4.22		.66		4.22		.64		4.23		18
2005	10.24	.46	.47	.93	(.46)	—	(.46)	10.71	9.26	1,449.68			4.37		.68		4.37		.67		4.38		21
2004	10.82	.48	(.58)	(.10)	(.48)	—	(.48)	10.24	(.89)	1,204.70			4.56		.70		4.56		.69		4.57		11
2003	10.30	.50	.53	1.03	(.51)	—	(.51)	10.82	10.23	1,310.68			4.77		.68		4.77		.67		4.78		12
2002	10.20	.53	.11	.64	(.54)	—	(.54)	10.30	6.38	1,475.70			5.12		.70		5.12		.69		5.13		17

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	For the six months ended November 30, 2006.

See accompanying notes to financial statements.

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions					Ratios/Supplemental Data
KENTUCKY											Ratios to Average Net Assets Before Credit/ Reimbursement				Ratios to Average Net Assets After Reimbursement(c)				Ratios to Average Net Assets After Credit/ Reimbursement(d)
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses(f)		Net Invest- ment Income		Expenses(f)		Net Invest- ment Income		Expenses(f)		Net Invest- ment Income		Portfolio Turnover Rate
Class A (5/87)
2007(e)	$10.96	$.22	$.25	$.47	$(.23)	$—	$(.23)	$11.20	4.31%	$403,275.91		%*	4.00	%*	.91	%*	4.00	%*	.90	%*	4.01	%*	4%
2006	11.30	.46	(.30)	.16	(.46)	(.04)	(.50)	10.96	1.38	398,636.82			4.09		.82		4.09		.81		4.10		13
2005	10.88	.48	.43	.91	(.48)	(.01)	(.49)	11.30	8.51	427,106.83			4.35		.83		4.35		.82		4.36		15
2004	11.35	.51	(.42)	.09	(.52)	(.04)	(.56)	10.88	.90	410,109.84			4.58		.84		4.58		.83		4.58		16
2003	10.92	.53	.44	.97	(.53)	(.01)	(.54)	11.35	9.03	426,782.84			4.79		.84		4.79		.83		4.79		14
2002	10.80	.54	.12	.66	(.54)	—	(.54)	10.92	6.22	407,706.85			4.99		.85		4.99		.84		5.00		14
Class B (2/97)
2007(e)	10.97	.18	.24	.42	(.19)	—	(.19)	11.20	3.82	15,754	1.66	*	3.26	*	1.66	*	3.26	*	1.65	*	3.26	*	4
2006	11.31	.37	(.30)	.07	(.37)	(.04)	(.41)	10.97	.62	18,388	1.57		3.34		1.57		3.34		1.56		3.35		13
2005	10.88	.40	.44	.84	(.40)	(.01)	(.41)	11.31	7.80	21,216	1.57		3.60		1.57		3.60		1.57		3.61		15
2004	11.35	.43	(.42)	.01	(.44)	(.04)	(.48)	10.88	.14	20,874	1.59		3.83		1.59		3.83		1.58		3.83		16
2003	10.92	.45	.44	.89	(.45)	(.01)	(.46)	11.35	8.21	21,206	1.59		4.04		1.59		4.04		1.58		4.04		14
2002	10.80	.46	.12	.58	(.46)	—	(.46)	10.92	5.42	16,808	1.59		4.24		1.59		4.24		1.58		4.25		14
Class C (10/93)
2007(e)	10.96	.19	.25	.44	(.20)	—	(.20)	11.20	4.00	47,185	1.46	*	3.45	*	1.46	*	3.45	*	1.45	*	3.46	*	4
2006	11.29	.39	(.29)	.10	(.39)	(.04)	(.43)	10.96	.88	45,919	1.37		3.54		1.37		3.54		1.36		3.55		13
2005	10.87	.42	.43	.85	(.42)	(.01)	(.43)	11.29	7.91	46,160	1.37		3.80		1.37		3.80		1.37		3.81		15
2004	11.34	.45	(.42)	.03	(.46)	(.04)	(.50)	10.87	.35	45,303	1.39		4.03		1.39		4.03		1.38		4.03		16
2003	10.91	.47	.44	.91	(.47)	(.01)	(.48)	11.34	8.45	50,194	1.39		4.24		1.39		4.24		1.38		4.24		14
2002	10.79	.48	.12	.60	(.48)	—	(.48)	10.91	5.64	40,746	1.40		4.44		1.40		4.44		1.39		4.45		14
Class R (2/97)
2007(e)	10.96	.23	.24	.47	(.24)	—	(.24)	11.19	4.30	2,649.71		*	4.20	*	.71	*	4.20	*	.71	*	4.21	*	4
2006	11.29	.48	(.30)	.18	(.47)	(.04)	(.51)	10.96	1.64	2,451.62			4.29		.62		4.29		.61		4.30		13
2005	10.87	.51	.42	.93	(.50)	(.01)	(.51)	11.29	8.70	1,581.63			4.54		.63		4.54		.62		4.55		15
2004	11.33	.53	(.41)	.12	(.54)	(.04)	(.58)	10.87	1.15	1,285.64			4.78		.64		4.78		.63		4.78		16
2003	10.90	.55	.44	.99	(.55)	(.01)	(.56)	11.33	9.23	1,172.64			4.99		.64		4.99		.63		4.99		14
2002	10.78	.57	.11	.68	(.56)	—	(.56)	10.90	6.40	983.65			5.19		.65		5.19		.64		5.20		14

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	For the six months ended November 30, 2006.
(f)	The expense ratios for the six months ended November 30, 2006 in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 - Inverse Floating Rate Securities. The amount of this deemed interest expense for such period expressed as a percentage of average net assets was 0.08% for each share class.

See accompanying notes to financial statements.

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions					Ratios/Supplemental Data
MICHIGAN											Ratios to Average Net Assets Before Credit/ Reimbursement				Ratios to Average Net Assets After Reimbursement(c)				Ratios to Average Net Assets After Credit/ Reimbursement(d)
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses(f)		Net Invest- ment Income		Expenses(f)		Net Invest- ment Income		Expenses(f)		Net Invest- ment Income		Portfolio Turnover Rate
Class A (6/85)
2007(e)	$11.45	$.24	$.28	$.52	$(.24)	$—	$(.24)	$11.73	4.56%	$172,582.92		%*	4.11	%*	.92	%*	4.11	%*	.91	%*	4.13	%*	8%
2006	11.89	.49	(.32)	.17	(.48)	(.13)	(.61)	11.45	1.48	170,278.86			4.16		.86		4.16		.85		4.17		11
2005	11.45	.51	.45	.96	(.51)	(.01)	(.52)	11.89	8.48	181,302.86			4.32		.86		4.32		.86		4.33		16
2004	12.16	.54	(.58)	(.04)	(.55)	(.12)	(.67)	11.45	(.27)	179,956.87			4.61		.87		4.61		.86		4.61		9
2003	11.55	.55	.63	1.18	(.56)	(.01)	(.57)	12.16	10.40	204,652.86			4.67		.86		4.67		.86		4.67		10
2002	11.39	.56	.20	.76	(.57)	(.03)	(.60)	11.55	6.70	205,808.87			4.86		.87		4.86		.87		4.86		19
Class B (2/97)
2007(e)	11.48	.20	.28	.48	(.20)	—	(.20)	11.76	4.17	5,600	1.67	*	3.37	*	1.67	*	3.37	*	1.66	*	3.38	*	8
2006	11.92	.40	(.32)	.08	(.39)	(.13)	(.52)	11.48	.71	6,794	1.61		3.41		1.61		3.41		1.60		3.41		11
2005	11.47	.42	.46	.88	(.42)	(.01)	(.43)	11.92	7.73	8,938	1.61		3.57		1.61		3.57		1.60		3.58		16
2004	12.18	.45	(.58)	(.13)	(.46)	(.12)	(.58)	11.47	(1.03)	10,112	1.62		3.86		1.62		3.86		1.61		3.86		9
2003	11.57	.46	.63	1.09	(.47)	(.01)	(.48)	12.18	9.56	11,179	1.61		3.91		1.61		3.91		1.61		3.92		10
2002	11.41	.48	.19	.67	(.48)	(.03)	(.51)	11.57	5.88	9,214	1.62		4.11		1.62		4.11		1.62		4.11		19
Class C (6/93)
2007(e)	11.44	.21	.28	.49	(.20)	—	(.20)	11.73	4.35	38,422	1.47	*	3.57	*	1.47	*	3.57	*	1.46	*	3.58	*	8
2006	11.88	.42	(.32)	.10	(.41)	(.13)	(.54)	11.44	.91	38,141	1.41		3.61		1.41		3.61		1.40		3.62		11
2005	11.43	.44	.46	.90	(.44)	(.01)	(.45)	11.88	7.98	38,386	1.41		3.77		1.41		3.77		1.40		3.78		16
2004	12.14	.48	(.58)	(.10)	(.49)	(.12)	(.61)	11.43	(.83)	36,912	1.42		4.06		1.42		4.06		1.41		4.06		9
2003	11.54	.49	.61	1.10	(.49)	(.01)	(.50)	12.14	9.71	43,693	1.41		4.12		1.41		4.12		1.41		4.12		10
2002	11.38	.50	.19	.69	(.50)	(.03)	(.53)	11.54	6.11	38,763	1.42		4.31		1.42		4.31		1.42		4.31		19
Class R (2/97)
2007(e)	11.45	.25	.29	.54	(.25)	—	(.25)	11.74	4.75	21,903.72		*	4.31	*	.72	*	4.31	*	.71	*	4.33	*	8
2006	11.89	.51	(.32)	.19	(.50)	(.13)	(.63)	11.45	1.69	21,871.66			4.36		.66		4.36		.65		4.36		11
2005	11.45	.53	.45	.98	(.53)	(.01)	(.54)	11.89	8.70	23,675.66			4.52		.66		4.52		.66		4.53		16
2004	12.16	.57	(.58)	(.01)	(.58)	(.12)	(.70)	11.45	(.07)	23,618.67			4.81		.67		4.81		.66		4.81		9
2003	11.56	.58	.61	1.19	(.58)	(.01)	(.59)	12.16	10.53	24,951.66			4.87		.66		4.87		.66		4.87		10
2002	11.39	.59	.20	.79	(.59)	(.03)	(.62)	11.56	6.99	23,643.67			5.06		.67		5.06		.67		5.06		19

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	For the six months ended November 30, 2006.
(f)	The expense ratios for the six months ended November 30, 2006 in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 - Inverse Floating Rate Securities. The amount of this deemed interest expense for such period expressed as a percentage of average net assets was 0.06% for each share class.

See accompanying notes to financial statements.

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions					Ratios/Supplemental Data
MISSOURI											Ratios to Average Net Assets Before Credit/ Reimbursement				Ratios to Average Net Assets After Reimbursement(c)				Ratios to Average Net Assets After Credit/ Reimbursement(d)
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses		Net Invest- ment Income		Expenses		Net Invest- ment Income		Expenses		Net Invest- ment Income		Portfolio Turnover Rate
Class A (8/87)
2007(e)	$10.98	$.23	$.27	$.50	$(.23)	$—	$(.23)	$11.25	4.55%	$233,634.83		%*	4.15	%*	.83	%*	4.15	%*	.82	%*	4.16	%*	4%
2006	11.25	.47	(.26)	.21	(.48)	—	(.48)	10.98	1.88	231,378.83			4.23		.83		4.23		.82		4.24		12
2005	10.78	.48	.47	.95	(.48)	—	(.48)	11.25	8.97	232,171.84			4.35		.84		4.35		.83		4.35		16
2004	11.30	.50	(.53)	(.03)	(.49)	—	(.49)	10.78	(.28)	221,955.85			4.50		.85		4.50		.85		4.51		13
2003	10.81	.51	.51	1.02	(.53)	—	(.53)	11.30	9.63	233,996.86			4.65		.86		4.65		.85		4.66		14
2002	10.71	.54	.11	.65	(.55)	—	(.55)	10.81	6.20	207,890.87			5.02		.87		5.02		.86		5.03		13
Class B (2/97)
2007(e)	10.99	.19	.26	.45	(.18)	—	(.18)	11.26	4.15	7,978	1.58	*	3.40	*	1.58	*	3.40	*	1.57	*	3.41	*	4
2006	11.26	.39	(.27)	.12	(.39)	—	(.39)	10.99	1.12	8,570	1.58		3.48		1.58		3.48		1.57		3.49		12
2005	10.79	.40	.47	.87	(.40)	—	(.40)	11.26	8.15	9,197	1.58		3.60		1.58		3.60		1.58		3.60		16
2004	11.30	.41	(.52)	(.11)	(.40)	—	(.40)	10.79	(.95)	9,532	1.60		3.75		1.60		3.75		1.60		3.75		13
2003	10.81	.43	.50	.93	(.44)	—	(.44)	11.30	8.80	11,912	1.61		3.90		1.61		3.90		1.60		3.91		14
2002	10.71	.46	.11	.57	(.47)	—	(.47)	10.81	5.38	9,091	1.62		4.27		1.62		4.27		1.61		4.27		13
Class C (2/94)
2007(e)	10.97	.20	.27	.47	(.20)	—	(.20)	11.24	4.27	21,617	1.38	*	3.60	*	1.38	*	3.60	*	1.37	*	3.61	*	4
2006	11.24	.41	(.26)	.15	(.42)	—	(.42)	10.97	1.34	21,387	1.38		3.68		1.38		3.68		1.37		3.69		12
2005	10.77	.42	.47	.89	(.42)	—	(.42)	11.24	8.39	19,955	1.39		3.80		1.39		3.80		1.38		3.81		16
2004	11.29	.44	(.53)	(.09)	(.43)	—	(.43)	10.77	(.84)	21,402	1.40		3.95		1.40		3.95		1.40		3.95		13
2003	10.81	.45	.49	.94	(.46)	—	(.46)	11.29	8.93	23,336	1.41		4.10		1.41		4.10		1.40		4.11		14
2002	10.70	.48	.12	.60	(.49)	—	(.49)	10.81	5.72	20,076	1.41		4.46		1.41		4.46		1.41		4.47		13
Class R (2/97)
2007(e)	10.99	.24	.27	.51	(.24)	—	(.24)	11.26	4.66	1,383.63		*	4.34	*	.63	*	4.34	*	.62	*	4.35	*	4
2006	11.26	.49	(.26)	.23	(.50)	—	(.50)	10.99	2.10	895.63			4.44		.63		4.44		.62		4.45		12
2005	10.79	.50	.47	.97	(.50)	—	(.50)	11.26	9.20	561.64			4.54		.64		4.54		.64		4.55		16
2004	11.31	.52	(.53)	(.01)	(.51)	—	(.51)	10.79	(.10)	483.65			4.70		.65		4.70		.65		4.71		13
2003	10.82	.53	.50	1.03	(.54)	—	(.54)	11.31	9.80	534.66			4.86		.66		4.86		.65		4.86		14
2002	10.71	.57	.11	.68	(.57)	—	(.57)	10.82	6.47	507.67			5.22		.67		5.22		.66		5.23		13

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	For the six months ended November 30, 2006.

See accompanying notes to financial statements.

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions					Ratios/Supplemental Data
OHIO											Ratios to Average Net Assets Before Credit/ Reimbursement				Ratios to Average Net Assets After Reimbursement(c)				Ratios to Average Net Assets After Credit/ Reimbursement(d)
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses(f)		Net Invest- ment Income		Expenses(f)		Net Invest- ment Income		Expenses(f)		Net Invest- ment Income		Portfolio Turnover Rate
Class A (6/85)
2007(e)	$11.27	$.23	$.25	$.48	$(.23)	$—	$(.23)	$11.52	4.34%	$351,083	1.03	%*	4.12	%*	1.03	%*	4.12	%*	1.03	%*	4.12	%*	7%
2006	11.65	.48	(.34)	.14	(.48)	(.04)	(.52)	11.27	1.30	348,198.83			4.21		.83		4.21		.83		4.21		13
2005	11.17	.51	.48	.99	(.51)	—	(.51)	11.65	9.00	358,529.84			4.43		.84		4.43		.83		4.44		11
2004	11.78	.53	(.60)	(.07)	(.54)	—	(.54)	11.17	(.62)	347,733.85			4.65		.85		4.65		.85		4.65		12
2003	11.16	.54	.62	1.16	(.54)	—	(.54)	11.78	10.65	385,619.87			4.69		.87		4.69		.87		4.69		12
2002	11.10	.55	.06	.61	(.55)	—	(.55)	11.16	5.57	379,342.86			4.93		.86		4.93		.86		4.93		21
Class B (2/97)
2007(e)	11.25	.19	.26	.45	(.19)	—	(.19)	11.51	4.05	18,765	1.78	*	3.37	*	1.78	*	3.37	*	1.78	*	3.38	*	7
2006	11.64	.40	(.35)	.05	(.40)	(.04)	(.44)	11.25	.47	20,504	1.58		3.45		1.58		3.45		1.58		3.46		13
2005	11.16	.42	.48	.90	(.42)	—	(.42)	11.64	8.22	25,621	1.58		3.69		1.58		3.69		1.58		3.69		11
2004	11.77	.45	(.61)	(.16)	(.45)	—	(.45)	11.16	(1.34)	26,057	1.60		3.90		1.60		3.90		1.60		3.90		12
2003	11.15	.45	.63	1.08	(.46)	—	(.46)	11.77	9.85	28,080	1.62		3.94		1.62		3.94		1.61		3.94		12
2002	11.09	.47	.05	.52	(.46)	—	(.46)	11.15	4.79	22,433	1.61		4.17		1.61		4.17		1.61		4.18		21
Class C (8/93)
2007(e)	11.24	.20	.25	.45	(.20)	—	(.20)	11.49	4.07	48,374	1.58	*	3.57	*	1.58	*	3.57	*	1.58	*	3.57	*	7
2006	11.63	.42	(.35)	.07	(.42)	(.04)	(.46)	11.24	.68	46,325	1.38		3.66		1.38		3.66		1.38		3.66		13
2005	11.15	.45	.48	.93	(.45)	—	(.45)	11.63	8.45	45,791	1.38		3.88		1.38		3.88		1.38		3.89		11
2004	11.76	.47	(.60)	(.13)	(.48)	—	(.48)	11.15	(1.14)	44,575	1.40		4.10		1.40		4.10		1.40		4.10		12
2003	11.15	.47	.62	1.09	(.48)	—	(.48)	11.76	9.99	50,999	1.42		4.14		1.42		4.14		1.41		4.14		12
2002	11.09	.49	.06	.55	(.49)	—	(.49)	11.15	5.01	44,984	1.41		4.37		1.41		4.37		1.41		4.38		21
Class R (2/97)
2007(e)	11.25	.25	.26	.51	(.25)	—	(.25)	11.51	4.45	128,451.83		*	4.32	*	.83	*	4.32	*	.83	*	4.32	*	7
2006	11.64	.50	(.34)	.16	(.51)	(.04)	(.55)	11.25	1.51	128,133.63			4.41		.63		4.41		.63		4.41		13
2005	11.16	.53	.48	1.01	(.53)	—	(.53)	11.64	9.24	139,017.64			4.64		.64		4.64		.64		4.64		11
2004	11.77	.56	(.61)	(.05)	(.56)	—	(.56)	11.16	(.41)	139,762.65			4.85		.65		4.85		.65		4.85		12
2003	11.15	.56	.62	1.18	(.56)	—	(.56)	11.77	10.89	154,781.67			4.89		.67		4.89		.67		4.89		12
2002	11.09	.57	.06	.63	(.57)	—	(.57)	11.15	5.80	148,302.66			5.12		.66		5.12		.66		5.13		21

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	For the six months ended November 30, 2006.
(f)	The expense ratios for the six months ended November 30, 2006 in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 - Inverse Floating Rate Securities. The amount of this deemed interest expense for such period expressed as a percentage of average net assets was 0.19% for each share class.

See accompanying notes to financial statements.

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions					Ratios/Supplemental Data
WISCONSIN											Ratios to Average Net Assets Before Credit/ Reimbursement				Ratios to Average Net Assets After Reimbursement(c)				Ratios to Average Net Assets After Credit/ Reimbursement(d)
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses		Net Invest- ment Income		Expenses		Net Invest- ment Income		Expenses		Net Invest- ment Income		Portfolio Turnover Rate
Class A (6/94)
2007(e)	$10.20	$.20	$.27	$.47	$(.20)	$—	$(.20)	$10.47	4.60%	$38,272.92		%*	3.80	%*	.92	%*	3.80	%*	.89	%*	3.83	%*	2%
2006	10.54	.40	(.28)	.12	(.41)	(.05)	(.46)	10.20	1.11	36,624.92			3.84		.92		3.84		.89		3.88		11
2005	10.16	.42	.37	.79	(.41)	—	(.41)	10.54	7.94	36,325.92			3.99		.92		3.99		.90		4.00		15
2004	10.62	.43	(.45)	(.02)	(.44)	—	(.44)	10.16	(.33)	39,033.92			4.12		.92		4.12		.91		4.13		21
2003	10.14	.43	.49	.92	(.44)	—	(.44)	10.62	9.41	42,360.93			4.19		.93		4.19		.91		4.20		8
2002	9.97	.44	.17	.61	(.44)	—	(.44)	10.14	6.26	40,199.93			4.39		.93		4.39		.92		4.40		19
Class B (2/97)
2007(e)	10.22	.16	.28	.44	(.16)	—	(.16)	10.50	4.30	3,078	1.67	*	3.05	*	1.67	*	3.05	*	1.64	*	3.08	*	2
2006	10.57	.32	(.29)	.03	(.33)	(.05)	(.38)	10.22	.26	3,295	1.67		3.09		1.67		3.09		1.64		3.12		11
2005	10.18	.34	.39	.73	(.34)	—	(.34)	10.57	7.25	4,600	1.67		3.24		1.67		3.24		1.66		3.25		15
2004	10.65	.35	(.46)	(.11)	(.36)	—	(.36)	10.18	(1.01)	4,568	1.67		3.37		1.67		3.37		1.66		3.38		21
2003	10.17	.36	.49	.85	(.37)	—	(.37)	10.65	8.53	5,960	1.67		3.44		1.67		3.44		1.66		3.45		8
2002	10.00	.37	.17	.54	(.37)	—	(.37)	10.17	5.49	5,224	1.68		3.65		1.68		3.65		1.67		3.66		19
Class C (2/97)
2007(e)	10.23	.17	.27	.44	(.17)	—	(.17)	10.50	4.42	5,738	1.47	*	3.25	*	1.47	*	3.25	*	1.44	*	3.28	*	2
2006	10.57	.35	(.29)	.06	(.35)	(.05)	(.40)	10.23	.49	5,422	1.47		3.29		1.47		3.29		1.44		3.33		11
2005	10.18	.36	.39	.75	(.36)	—	(.36)	10.57	7.47	4,797	1.47		3.44		1.47		3.44		1.45		3.45		15
2004	10.65	.37	(.46)	(.09)	(.38)	—	(.38)	10.18	(.84)	4,632	1.47		3.57		1.47		3.57		1.46		3.58		21
2003	10.16	.38	.50	.88	(.39)	—	(.39)	10.65	8.83	4,536	1.47		3.64		1.47		3.64		1.45		3.65		8
2002	10.00	.39	.16	.55	(.39)	—	(.39)	10.16	5.58	3,282	1.51		3.85		1.51		3.85		1.49		3.86		19
Class R (2/97)
2007(e)	10.25	.21	.24	.45	(.21)	—	(.21)	10.49	4.40	837.71		*	3.98	*	.71	*	3.98	*	.68	*	4.01	*	2
2006	10.59	.42	(.28)	.14	(.43)	(.05)	(.48)	10.25	1.34	202.72			4.04		.72		4.04		.68		4.07		11
2005	10.20	.44	.39	.83	(.44)	—	(.44)	10.59	8.25	63.72			4.21		.72		4.21		.71		4.22		15
2004	10.67	.45	(.46)	(.01)	(.46)	—	(.46)	10.20	(.10)	177.72			4.32		.72		4.32		.71		4.33		21
2003	10.18	.46	.50	.96	(.47)	—	(.47)	10.67	9.62	176.72			4.39		.72		4.39		.70		4.41		8
2002	10.02	.47	.16	.63	(.47)	—	(.47)	10.18	6.36	97.73			4.60		.73		4.60		.72		4.62		19

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	For the six months ended November 30, 2006.

See accompanying notes to financial statements.

Notes

Notes

Notes

Fund Information

Fund Manager Nuveen Asset Management 333 West Wacker Drive Chicago, IL 60606	Legal Counsel Chapman and Cutler LLP Chicago, IL Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Chicago, IL Custodian State Street Bank & Trust Company Boston, MA	Transfer Agent and Shareholder Services Boston Financial Data Services, Inc. Nuveen Investor Services P.O. Box 8530 Boston, MA 02266-8530 (800) 257-8787

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Effective Maturity: The average of the number of years to maturity of the bonds in a Fund’s portfolio, computed by weighting each bond’s time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio’s residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

Average Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or Fund’s duration, the more the price of the bond or Fund will change as interest rates change.

Dividend Yield (also known as Market Yield or Current Yield): An investment’s current annualized dividend divided by its current offering price.

Inverse Floaters: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis

Net Asset Value (NAV): A Fund’s NAV is the dollar value of one share in the Fund. It is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC 30-Day Yield: A standardized measure of a Fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis at a specified assumed tax rate, the yield of a municipal bond investment.

Quarterly Portfolio of Investments and Proxy Voting information: Each Fund’s (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

Learn more

about Nuveen Funds at

www.nuveen.com/mf

Nuveen Investments:

SERVING Investors

For GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. Over this time, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that can be integral parts of a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

We offer many different investing solutions for our clients’ different needs.

Managing approximately $160 billion in assets as of December 31, 2006, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: NWQ, specializing in value-style equities; Nuveen, managing fixed-income investments; Santa Barbara, committed to growth equities; Tradewinds NWQ, specializing in global value equities; Rittenhouse, focused on “blue-chip” growth equities; and Symphony, with expertise in alternative investments as well as equity and income portfolios.

Find out how we can help you reach your financial goals.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.

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MSA-MS6-1106D

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable to this registrant.

Item 6. Schedule of Investments

See Portfolio of Investments in Item 1

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are not effective due to the matter discussed in Item(b) below, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

An internal control deficiency exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A significant deficiency is a control deficiency, or combination of control deficiencies, that adversely affects the Fund’s ability to initiate, authorize, record, process or report external financial data reliably in accordance with generally accepted accounting principles such that there is more than a remote likelihood that a misstatement of the Fund’s annual or interim financial statements that is more than inconsequential will not be prevented or detected. A material weakness is a significant deficiency, or combination of significant deficiencies, that results in more than a remote likelihood that a material misstatement of the annual or interim financial statements will not be prevented or detected.

Subsequent to the end of the Funds’ reporting period on November 30, 2006, the following control deficiency was identified and determined to be a material weakness, as defined above, in the Funds’ internal control over financial reporting. The Funds’ controls related to the review and analysis of the relevant terms and conditions of certain transfers of municipal securities were not operating effectively to appropriately determine whether the transfers qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities” (FASB 140). Although the error resulting from the misapplication of FASB 140 did not cause the November 30, 2006 financial statements to become materially misleading requiring restatement, it is management’s opinion that the controls in place were not sufficient to preclude a material misstatement that could have occured in an annual or interim financial statement. Fund Management has taken the necessary actions as it deemed necessary to revise its internal controls over financial reporting to seek to increase the control’s effectiveness.

Item 12. Exhibits

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: EX-99.CERT Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference. EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust IV

By	(Signature and Title)*	/s/ Jessica R. Droeger
Jessica R. Droeger Vice President and Secretary

Date February 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date February 8, 2007

By	(Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date February 8, 2007

*	Print the name and title of each signing officer under his or her signature.